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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2011

Date of reporting period:       January 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 12.8%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	101,800	$1,455,740
China XD Plastics Company Ltd. (a)	12,609	81,580
Cooper Tire & Rubber Company	398	9,098
Dana Holding Corporation (a)	27,200	487,424
Dorman Products, Inc. (a) (b)	46,014	1,480,270
Drew Industries, Inc. (a)	13,911	328,578
Exide Technologies (a) (b)	169,404	1,627,972
Federal-Mogul Corporation (a) (b)	165,000	3,887,400
Goodyear Tire & Rubber Company (The) (a) (b)	91,450	1,086,426
Icahn Enterprises, L.P.	100	4,050
Magna International, Inc. - Class A	2,900	169,273
Modine Manufacturing Company (a) (b)	144,915	2,391,098
Motorcar Parts of America, Inc. (a) (b)	61,895	891,288
Shiloh Industries, Inc. (a)	5,255	67,895
SORL Auto Parts, Inc. (a) (b)	120,283	910,542
Spartan Motors, Inc. (b)	128,111	799,413
Standard Motor Products, Inc. (b)	97,192	1,176,995
Stoneridge, Inc. (a) (b)	46,396	684,341
Superior Industries International, Inc.	6,509	130,180
Tenneco, Inc. (a)	3,500	144,655
Tongxin International Ltd. (a)	300	375
Tower International, Inc. (a)	8,519	152,235
Visteon Corporation (a)	6,000	421,440
Wonder Auto Technology, Inc. (a)	95,376	695,291
		19,083,559
Automobiles - 0.0%
Ford Motor Company (a)	200	3,190
Kandi Technologies Corporation (a)	16,600	69,139
Thor Industries, Inc.	9,300	345,588
		417,917
Distributors - 0.1%
Audiovox Corporation (a)	86,932	624,172

Diversified Consumer Services - 0.5%
Archipelago Learning, Inc. (a)	200	2,076
China Education Alliance, Inc. (a)	206,362	466,378
ChinaCast Education Corporation (a) (b)	66,615	502,277
Coinstar, Inc. (a)	200	8,278
Collectors Universe, Inc.	13,462	186,449
Grand Canyon Education, Inc. (a)	24,000	434,160
ITT Educational Services, Inc. (a) (b)	12,700	836,168
Jackson Hewitt Tax Service, Inc. (a)	393,647	614,090
K12, Inc. (a)	9,388	255,823
Learning Tree International, Inc. (a)	100	868
Lincoln Educational Services Corporation	15,119	228,297
Matthews International Corporation - Class A	16,121	571,328
National American University Holdings, Inc.	3,511	23,770
Princeton Review, Inc. (The) (a)	2,600	2,899

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Diversified Consumer Services - 0.5% (Continued)
Regis Corporation (b)	9,500	$159,220
Service Corporation International	200	1,734
Sotheby's	100	4,030
Steiner Leisure Ltd. (a) (b)	17,882	792,530
Stonemor Partners, L.P. (b)	18,949	583,629
Universal Technical Institute, Inc.	20,825	380,056
		6,054,060
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	36,691	546,696
Ambassadors Group, Inc.	375	4,140
Ameristar Casinos, Inc. (b)	106,666	1,638,390
Asia Entertainment & Resources Ltd. (a)	56,750	607,792
Bally Technologies, Inc. (a)	100	4,093
Biglari Holdings, Inc. (a)	698	300,140
Bluegreen Corporation (a)	195	682
Bob Evans Farms, Inc.	1,547	48,700
Boyd Gaming Corporation (a)	1,655	17,940
Bravo Brio Restaurant Group, Inc. (a)	15,994	260,702
Brinker International, Inc.	32,400	762,372
Buffalo Wild Wings, Inc. (a)	2,900	126,933
California Pizza Kitchen, Inc. (a)	20,895	334,529
Caribou Coffee Company, Inc. (a)	33,420	301,448
Carrols Restaurant Group, Inc. (a)	4,628	32,396
CEC Entertainment, Inc. (a) (b)	8,798	325,086
Cedar Fair, L.P. (b)	60,850	1,081,913
Choice Hotels International, Inc.	3,800	144,134
Churchill Downs, Inc. (b)	20,997	869,486
Darden Restaurants, Inc.	300	14,133
Denny's Corporation (a) (b)	147,224	556,507
Domino's Pizza, Inc. (a) (b)	61,360	1,006,304
Einstein Noah Restaurant Group, Inc. (a) (b)	27,379	425,470
Frisch's Restaurants, Inc.	1,500	31,740
Hyatt Hotels Corporation - Class A (a)	2,198	106,801
International Game Technology	200	3,434
International Speedway Corporation - Class A	13,536	391,596
Interval Leisure Group, Inc. (a) (b)	41,171	645,150
Isle of Capri Casinos, Inc. (a) (b)	28,901	272,247
Jamba, Inc. (a)	355,045	777,549
Krispy Kreme Doughnuts, Inc. (a) (b)	388,537	2,544,917
Luby's, Inc. (a)	29,006	167,365
Marcus Corporation (b)	53,010	628,168
McCormick & Schmick's Seafood Restaurants, Inc. (a)	1,900	17,100
Multimedia Games, Inc. (a)	110,675	589,898
Orient-Express Hotels Ltd. - Class A (a)	3,400	41,344
Penn National Gaming, Inc. (a)	300	10,719
Red Lion Hotels Corporation (a)	1,500	11,505
Red Robin Gourmet Burgers, Inc. (a)	600	12,384
Rick's Cabaret International, Inc. (a)	44,698	390,661
Ruth's Hospitality Group, Inc. (a)	35,209	164,074

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Hotels, Restaurants & Leisure - 2.0% (Continued)
Scientific Games Corporation (a) (b)	124,700	$1,286,904
Shuffle Master, Inc. (a)	58,633	605,972
Sonic Corporation (a)	156,838	1,504,076
Texas Roadhouse, Inc. (a)	9,700	161,214
Town Sports International Holdings, Inc. (a)	400	1,652
Vail Resorts, Inc. (a) (b)	16,500	792,825
Wendy's/Arby's Group, Inc. - Class A (b)	781,667	3,775,452
WMS Industries, Inc. (a)	7,800	327,210
		24,671,943
Household Durables - 1.5%
Beazer Homes USA, Inc. (a)	88,609	474,058
Blyth, Inc.	16,854	566,632
D.R. Horton, Inc.	100	1,239
Harman International Industries, Inc. (a) (b)	62,200	2,694,504
Helen of Troy Ltd. (a) (b)	50,565	1,419,360
iRobot Corporation (a) (b)	67,130	1,812,510
Jarden Corporation (b)	54,200	1,837,380
Kid Brands, Inc. (a) (b)	73,911	673,329
Koss Corporation	300	1,767
Leggett & Platt, Inc.	300	6,759
Lennar Corporation - Class A	59,957	1,160,768
Libbey, Inc. (a)	10,197	155,708
M/I Homes, Inc. (a)	64,061	939,134
Mad Catz Interactive, Inc. (a)	54,000	46,980
Meritage Homes Corporation (a)	25,040	574,918
Newell Rubbermaid, Inc.	200	3,850
NIVS IntelliMedia Technology Group, Inc. (a)	222,317	462,419
Skyline Corporation	3,338	67,060
Standard Pacific Corporation (a)	185,269	815,184
Tempur-Pedic International, Inc. (a) (b)	72,500	3,163,900
Tupperware Brands Corporation (b)	34,400	1,573,800
Universal Electronics, Inc. (a)	10,010	263,563
		18,714,822
Internet & Catalog Retail - 0.6%
drugstore.com, inc. (a) (b)	736,602	1,300,103
Geeknet, Inc. (a)	300	5,700
HSN, Inc. (a)	800	22,528
MakeMyTrip Ltd. (a)	6,405	184,144
Orbitz Worldwide, Inc. (a) (b)	335,657	1,721,920
Shutterfly, Inc. (a)	30,186	1,004,892
U.S. Auto Parts Network, Inc. (a)	7,547	62,640
ValueVision Media, Inc. (a) (b)	395,680	2,449,259
Vitacost.com, Inc. (a) (c)	20,359	58,023
		6,809,209
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a) (b)	71,694	1,148,538
Johnson Outdoors, Inc. - Class A (a)	882	13,424
LeapFrog Enterprises, Inc. (a)	482,823	1,863,697
Marine Products Corporation (a)	652	4,694

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Leisure Equipment & Products - 0.5% (Continued)
Nautilus, Inc. (a)	10,449	$25,496
Polaris Industries, Inc.	25,300	1,946,076
RC2 Corporation (a)	20,267	411,825
Smith & Wesson Holding Corporation (a)	340,150	1,207,533
Steinway Musical Instruments, Inc. (a)	100	1,911
Summer Infant, Inc. (a)	4,698	35,822
		6,659,016
Media - 2.0%
A.H. Belo Corporation - Class A (a)	898	7,283
Arbitron, Inc.	19,000	792,110
Ascent Media Corporation - Class A (a) (b)	42,831	1,629,291
Cablevision Systems Corporation - Class A	100	3,385
Carmike Cinemas, Inc. (a)	4,555	29,790
Central European Media Enterprises Ltd. (a)	31,600	575,120
China Yida Holding Company (a)	20	191
Cinemark Holdings, Inc. (b)	72,700	1,232,265
CKX, Inc. (a)	118,937	378,220
Clear Channel Outdoor Holdings, Inc. (a) (b)	96,801	1,344,566
Comcast Corporation - Class A	100	2,275
Cumulus Media, Inc. - Class A (a)	100	382
Dex One Corporation (a)	87,958	483,769
DreamWorks Animation SKG, Inc. - Class A (a)	100	2,807
Emmis Communications Corporation - Class A (a)	800	816
Gannett Company, Inc.	100	1,474
Global Sources Ltd. (a)	37,279	368,689
Global Traffic Network, Inc. (a)	33,615	360,689
Gray Television, Inc. (a)	1,300	2,574
Harte-Hanks, Inc.	16,293	203,174
interCLICK, Inc. (a)	115,103	587,025
Journal Communications, Inc. (a)	45,551	218,645
Knology, Inc. (a) (b)	84,187	1,231,656
Lamar Advertising Company - Class A (a)	600	22,104
Liberty Media Corporation - Capital - Series A (a)	200	13,132
Liberty Media, LLC - Starz Entertainment - Series A (a) (b)	40,768	2,718,003
LIN TV Corporation - Class A (a)	300	1,446
Lions Gate Entertainment Corporation (a)	60,402	374,492
Live Nation Entertainment, Inc. (a)	91,600	952,640
Madison Square Garden, Inc. - Class A (a) (b)	74,144	1,869,912
MDC Partners, Inc. (b)	46,329	775,084
Mediacom Communications Corporation (a) (b)	194,752	1,707,001
Morningstar, Inc.	100	5,342
National CineMedia, Inc. (b)	114,624	2,021,967
New York Times Company (The) - Class A (a)	49,805	503,528
Outdoor Channel Holdings, Inc. (a)	15,413	123,304
Playboy Enterprises, Inc. (a) (b)	320,987	1,970,860
PRIMEDIA, Inc.	10,200	53,754
ReachLocal, Inc. (a)	7,990	174,182
Scholastic Corporation	2,391	71,084

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Media - 2.0% (Continued)
Scripps Networks Interactive, Inc. - Class A	11,700	$544,050
Sinclair Broadcast Group, Inc. - Class A (a)	24,314	213,234
Sirius XM Radio, Inc. (a)	853,164	1,377,860
Thomson Reuters Corporation	500	20,005
Time Warner, Inc.	100	3,145
Value Line, Inc.	12	158
Warner Music Group Corporation (a)	27,800	145,394
		25,117,877
Multiline Retail - 0.5%
99¢ Only Stores (a)	74,482	1,109,782
Dillard's, Inc.	2,605	103,470
Dollar General Corporation (a)	100	2,781
Gordmans Stores, Inc. (a)	15,654	233,714
J. C. Penney Company, Inc.	100	3,207
Retail Ventures, Inc. (a) (b)	211,512	3,189,601
Saks, Inc. (a)	17,000	199,240
Tuesday Morning Corporation (a) (b)	184,765	914,587
		5,756,382
Specialty Retail - 2.6%
Aaron's, Inc.	19,009	364,783
Aéropostale, Inc. (a)	100	2,412
America's Car-Mart, Inc. (a)	10,845	270,474
AnnTaylor Stores Corporation (a)	600	13,272
Asbury Automotive Group, Inc. (a) (b)	30,511	561,707
AutoChina International Ltd. (a)	2,300	63,871
bebe stores, inc. (b)	277,667	1,559,100
Best Buy Company, Inc.	100	3,400
Big 5 Sporting Goods Corporation	28,408	360,213
Body Central Corporation (a)	17,900	305,195
Borders Group, Inc. (a)	2,400	1,752
Build-A-Bear Workshop, Inc. (a)	13,345	102,223
Cache, Inc. (a)	200	752
Cato Corporation (The) - Class A (b)	60,345	1,474,832
Charming Shoppes, Inc. (a) (b)	381,460	1,186,341
Christopher & Banks Corporation (b)	128,121	731,571
Citi Trends, Inc. (a)	6,200	141,980
Coldwater Creek, Inc. (a) (b)	718,330	2,090,340
Collective Brands, Inc. (a)	300	6,108
Destination Maternity Corporation (a)	4,613	186,965
Dick's Sporting Goods, Inc. (a)	900	32,481
Express, Inc. (a)	48,734	847,972
Foot Locker, Inc.	400	7,144
GameStop Corporation - Class A (a)	100	2,107
Genesco, Inc. (a)	23,386	868,322
Group 1 Automotive, Inc.	1	38
Hastings Entertainment, Inc. (a)	100	554
Hibbett Sports, Inc. (a)	31,300	1,002,226
Hot Topic, Inc.	72,073	391,356
J. Crew Group, Inc. (a)	12,217	530,462

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Specialty Retail - 2.6% (Continued)
Jo-Ann Stores, Inc. (a)	36,193	$2,183,524
Jos. A. Bank Clothiers, Inc. (a)	13,000	555,490
Kirkland's, Inc. (a) (b)	60,763	804,806
Limited Brands, Inc.	100	2,924
Lithia Motors, Inc.	59,749	806,611
Midas, Inc. (a)	24	171
New York & Company, Inc. (a) (b)	233,788	1,306,875
Office Depot, Inc. (a)	32	168
O'Reilly Automotive, Inc. (a)	200	11,366
Pacific Sunwear of California, Inc. (a)	236,788	1,008,717
Penske Automotive Group, Inc (a)	100	1,690
Pep Boys - Manny, Moe & Jack (The) (b)	129,269	1,802,010
Pier 1 Imports, Inc. (a) (b)	298,734	2,799,137
RadioShack Corporation	100	1,515
Select Comfort Corporation (a) (b)	88,388	898,022
Shoe Carnival, Inc. (a) (b)	15,325	379,294
Signet Jewelers Ltd. (a)	500	21,240
Stage Stores, Inc.	52,635	815,842
Stein Mart, Inc. (a) (b)	229,051	1,794,615
Systemax, Inc. (a)	250	3,415
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,300	85,192
Urban Outfitters, Inc. (a)	100	3,382
Vitamin Shoppe, Inc. (a) (b)	15,620	495,623
West Marine, Inc. (a)	13,145	168,124
Wet Seal, Inc. (The) - Class A (a) (b)	509,116	1,741,177
Winmark Corporation	1,500	50,745
Zale Corporation (a)	18,977	88,623
Zumiez, Inc. (a) (b)	66,128	1,535,492
		32,475,743
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)	144,691	149,032
Columbia Sportswear Company	200	12,196
Deckers Outdoor Corporation (a)	100	7,339
Fossil, Inc. (a)	300	21,315
Fuqi International, Inc. (a)	84,360	423,487
Hanesbrands, Inc. (a)	49,400	1,137,188
Joe's Jeans, Inc. (a)	139,834	213,946
Kenneth Cole Productions, Inc. (a)	17,708	241,537
Kingold Jewelry, Inc. (a)	32,000	87,040
Liz Claiborne, Inc. (a)	132,874	656,398
LJ International, Inc. (a)	239,914	878,085
Maidenform Brands, Inc. (a)	81	2,085
Movado Group, Inc. (a)	51,809	746,568
Perry Ellis International, Inc. (a)	3,010	84,731
Quiksilver, Inc. (a) (b)	419,371	1,874,588
Rocky Brands, Inc. (a)	102	1,122
Steven Madden Ltd. (a)	12,500	477,125
Timberland Company (The) (a) (b)	105,200	2,811,996
Under Armour, Inc. - Class A (a)	1,150	68,839

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Textiles, Apparel & Luxury Goods - 0.9% (Continued)
Unifi, Inc. (a)	29,746	$494,676
Vera Bradley, Inc. (a)	4,300	147,899
Warnaco Group, Inc. (The) (a)	400	20,432
		10,557,624
Consumer Staples - 2.9%
Beverages - 0.2%
Central European Distribution Corporation (a) (b)	8,650	198,431
Coca-Cola Bottling Company Consolidated (b)	21,715	1,173,044
Cott Corporation (a) (b)	56,466	453,987
Dr Pepper Snapple Group, Inc.	100	3,543
Heckmann Corporation (a) (b)	125,014	603,818
Jones Soda Company (a)	10,400	14,560
MGP Ingredients, Inc.	400	3,778
National Beverage Corporation (a)	21,941	295,106
		2,746,267
Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	24,128	935,684
BJ's Wholesale Club, Inc. (a) (b)	37,700	1,656,538
Ingles Markets, Inc. - Class A	23,300	451,321
Kroger Company (The)	100	2,140
Pantry, Inc. (The) (a) (b)	86,225	1,437,371
PriceSmart, Inc. (b)	86,167	3,144,234
QKL Stores, Inc. (a)	180	594
Rite Aid Corporation (a)	1,115,639	1,428,018
Ruddick Corporation	400	13,480
Susser Holdings Corporation (a) (b)	82,780	1,193,687
Village Super Market, Inc. - Class A	1,401	44,005
Winn-Dixie Stores, Inc. (a)	75,428	481,231
		10,788,303
Food Products - 1.3%
AgFeed Industries, Inc. (a)	38,224	96,324
American Lorain Corporation (a)	300	867
B&G Foods, Inc. (b)	53,650	720,520
Chiquita Brands International, Inc. (a) (b)	110,649	1,706,208
Corn Products International, Inc. (b)	57,205	2,638,867
Darling International, Inc. (a) (b)	83,453	1,130,788
Del Monte Foods Company	73,825	1,399,722
Dole Foods Company, Inc. (a)	110,700	1,547,586
Flowers Foods, Inc.	100	2,523
General Mills, Inc.	100	3,478
Green Mountain Coffee Roasters, Inc. (a)	100	3,358
Hain Celestial Group, Inc. (The) (a)	16,727	445,440
Harbinger Group, Inc. (a)	1,900	10,944
Hormel Foods Corporation	100	4,940
HQ Sustainable Maritime Industries, Inc. (a)	23,312	100,708
Imperial Sugar Company	57,948	694,217
J & J Snack Foods Corporation	11,626	493,756
Kraft Foods, Inc. - Class A	100	3,057
Limoneira Company	100	2,250

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.9% (Continued)
Food Products - 1.3% (Continued)
McCormick & Company, Inc. - Non-Voting Shares	11,500	$508,300
Omega Protein Corporation (a)	86,515	705,962
Origin Agritech Ltd. (a)	53,500	520,555
Pilgrim's Pride Corporation (a) (b)	199,900	1,395,302
Reddy Ice Holdings, Inc. (a)	18,169	63,228
Sanderson Farms, Inc.	5,900	242,549
Sara Lee Corporation	14,100	239,277
SkyPeople Fruit Juice, Inc. (a)	26,577	137,403
Smart Balance, Inc. (a)	49,491	198,211
Smithfield Foods, Inc. (a)	6,500	129,415
Snyder's-Lance, Inc.	13,167	273,084
SunOpta, Inc. (a) (b)	129,351	950,730
Tyson Foods, Inc. - Class A	200	3,290
Westway Group, Inc. (a)	1,417	5,739
Yuhe International, Inc. (a)	13,254	119,286
		16,497,884
Household Products - 0.1%
Central Garden & Pet Company (a)	300	2,913
Spectrum Brands Holdings, Inc. (a)	8,002	262,306
WD-40 Company	11,760	462,991
		728,210
Personal Products - 0.4%
Alberto-Culver Company	2,900	108,025
American Oriental Bioengineering, Inc. (a)	229,204	529,461
Avon Products, Inc.	100	2,831
Elizabeth Arden, Inc. (a)	35,848	917,350
Inter Parfums, Inc. (b)	55,465	989,496
Nu Skin Enterprises, Inc. - Class A	4,400	132,352
Prestige Brands Holdings, Inc. (a)	58,155	642,031
Reliv' International, Inc.	2,200	5,060
Revlon, Inc. (a) (b)	133,747	1,302,696
Schiff Nutrition International, Inc. (a)	300	2,226
USANA Health Sciences, Inc. (a)	1,848	70,076
		4,701,604
Tobacco - 0.0%
Vector Group Ltd.	216	3,458

Energy - 7.9%
Energy Equipment & Services - 1.4%
Allis-Chalmers Energy, Inc. (a) (b)	178,459	1,352,719
Basic Energy Services, Inc. (a)	47,000	858,220
Bolt Technology Corporation (a)	800	11,376
Bristow Group, Inc. (a)	300	15,447
Bronco Drilling Company, Inc. (a)	81,554	564,354
Cal Dive International, Inc. (a)	31,458	193,152
CARBO Ceramics, Inc.	200	23,032
Diamond Offshore Drilling, Inc.	1,000	71,710
Dresser-Rand Group, Inc. (a) (b)	36,500	1,677,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.9% (Continued)
Energy Equipment & Services - 1.4% (Continued)
Dril-Quip, Inc. (a)	300	$23,136
ENGlobal Corporation (a)	500	2,255
Exterran Partners, L.P. (b)	25,937	724,680
FMC Technologies, Inc. (a)	1,200	112,800
Global Geophysical Services, Inc. (a)	15,095	167,555
Global Industries Ltd. (a) (b)	83,491	669,180
Gulf Island Fabrication, Inc.	10,351	280,305
Gulfmark Offshore, Inc. - Class A (a)	53,867	2,071,186
Hercules Offshore, Inc. (a)	82,864	274,280
ION Geophysical Corporation (a)	24,200	230,142
Key Energy Services, Inc. (a)	7,900	105,149
Lufkin Industries, Inc.	861	57,446
Matrix Service Company (a)	22,765	256,334
Natural Gas Services Group, Inc. (a)	1,417	25,308
Newpark Resources, Inc. (a)	18,100	108,238
Noble Corporation (a)	200	7,650
North American Energy Partners, Inc. (a) (b)	66,451	796,747
Oil States International, Inc. (a)	200	13,552
OYO Geospace Corporation (a) (b)	17,420	1,669,359
Parker Drilling Company (a)	218,445	948,051
Patterson-UTI Energy, Inc.	800	18,672
Pioneer Drilling Company (a) (b)	80,415	712,477
SEACOR Holdings, Inc. (a)	200	21,138
Superior Energy Services, Inc. (a) (b)	1,700	59,704
TETRA Technologies, Inc. (a)	29,887	339,217
Transocean Ltd. (a)	100	7,993
Union Drilling, Inc. (a)	200	1,460
Unit Corporation (a)	18,900	967,680
Vantage Drilling Company (a) (b)	958,706	1,783,193
		17,222,437
Oil, Gas & Consumable Fuels - 6.5%
Abraxas Petroleum Corporation (a)	98	469
Advantage Oil & Gas Ltd. (a) (b)	111,078	825,310
Alon USA Energy, Inc.	17,300	135,113
Amyris, Inc. (a)	200	6,312
Andatee China Marine Fuel Services Corporation (a)	4,913	23,779
Approach Resources, Inc. (a) (b)	63,284	1,687,784
Atlas Energy, Inc. (a)	1,900	84,170
Atlas Pipeline Partners, L.P.	4,139	100,412
Barnwell Industries, Inc. (a)	3,000	22,440
Baytex Energy Corporation	500	24,740
BioFuel Energy Corporation (a)	2,000	2,280
Boardwalk Pipeline Partners, L.P.	3,000	96,180
BreitBurn Energy Partners, L.P. (b)	44,234	981,110
Brigham Exploration Company (a)	400	11,844
Calumet Specialty Products Partners, L.P. (b)	30,128	743,258
CAMAC Energy, Inc. (a)	216,511	387,555
Capital Product Partners, L.P.	30,044	304,646
Carrizo Oil & Gas, Inc. (a)	30,700	1,039,195

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.9% (Continued)
Oil, Gas & Consumable Fuels - 6.5% (Continued)
China North East Petroleum Holdings Ltd. (a)	19,456	$104,479
Clayton Williams Energy, Inc. (a) (b)	25,020	2,218,023
Cloud Peak Energy, Inc. (a) (b)	101,080	2,301,592
Cobalt International Energy, Inc. (a)	200	2,710
Continental Resources, Inc. (a)	40	2,568
Crestwood Midstream Partners, L.P. (b)	23,432	666,640
Crimson Exploration, Inc. (a)	149,342	634,703
Cross Timbers Royalty Trust	8,332	372,774
Crosstex Energy, Inc.	71,092	601,438
Crude Carriers Corporation	28,190	438,636
CVR Energy, Inc. (a) (b)	199,200	3,450,144
DCP Midstream Partners, L.P.	7,900	311,734
Delek US Holdings, Inc.	2,700	22,491
Denbury Resources, Inc. (a)	200	4,070
Denison Mines Corporation (a) (b)	336,851	1,263,191
Dominion Resources Black Warrior Trust	200	3,134
Dorchester Minerals, L.P. (b)	21,790	616,875
Eagle Rock Energy Partners, L.P.	139,209	1,276,547
ECA Marcellus Trust I (b)	24,981	727,946
El Paso Corporation	150	2,382
Enbridge Energy Management, LLC (a)	1	29
Enbridge Energy Partners, L.P.	33	2,092
Enbridge, Inc.	600	34,764
Encore Energy Partners, L.P. (b)	53,494	1,228,222
Endeavour International Corporation (a)	35,656	444,987
Energy Partners Ltd. (a) (b)	69,046	1,110,950
Energy XXI (Bermuda) Ltd. (a)	400	11,524
Equal Energy Ltd. (a)	101	643
Evolution Petroleum Corporation (a)	43,209	318,450
Frontier Oil Corporation (a)	57,400	1,193,920
Frontline Ltd.	2,900	75,197
FX Energy, Inc. (a)	116,198	1,057,402
Gastar Exploration Ltd. (a) (b)	337,817	1,422,210
General Maritime Corporation (b)	327,542	1,002,279
Genesis Energy, L.P.	1,898	52,613
GeoResources, Inc. (a) (b)	135,515	3,745,635
Global Partners, L.P. (b)	33,944	1,012,550
Golar LNG Ltd. (b)	75,230	1,312,763
Goodrich Petroleum Corporation (a)	55,721	1,182,400
Gran Tierra Energy, Inc. (a)	13,300	120,099
Green Plains Renewable Energy, Inc. (a)	17,981	200,488
Gulfport Energy Corporation (a) (b)	90,792	2,173,560
Holly Corporation (b)	32,000	1,570,240
Holly Energy Partners, L.P. (b)	14,160	770,021
Hugoton Royalty Trust (b)	50,540	1,084,083
Imperial Oil Ltd.	500	22,305
Ivanhoe Energy, Inc. (a) (b)	872,445	3,018,660
James River Coal Company (a)	16,100	362,008
Kinder Morgan Management, LLC (a)	22,262	1,426,558

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.9% (Continued)
Oil, Gas & Consumable Fuels - 6.5% (Continued)
Legacy Reserves, L.P. (b)	32,741	$958,329
Magellan Petroleum Corporation (a)	20,300	53,592
Martin Midstream Partners, L.P. (b)	18,650	789,827
MV Oil Trust	13,660	527,959
Natural Resource Partners, L.P.	100	3,637
Niska Gas Storage Partners, LLC (b)	36,284	731,485
Nordic American Tanker Shipping Ltd.	1,100	26,895
Northern Oil and Gas, Inc. (a)	8,020	221,111
NuStar Energy, L.P.	100	6,975
NuStar GP Holdings, LLC	43	1,547
Oasis Petroleum, Inc. (a)	29,600	946,312
Oilsands Quest, Inc. (a)	35,176	19,347
Oxford Resource Partners, L.P.	19,144	492,575
PAA Natural Gas Storage, L.P.	13,533	334,130
Panhandle Oil & Gas, Inc.	329	8,801
Patriot Coal Corporation (a)	74,500	1,949,665
Penn Virginia GP Holdings, L.P. (b)	32,298	847,500
Permian Basin Royalty Trust (b)	10,375	225,345
PetroQuest Energy, Inc. (a)	73,606	577,071
Pioneer Southwest Energy Partners, L.P. (b)	27,931	878,989
Quicksilver Resources, Inc. (a)	500	7,505
Regency Energy Partners, L.P.	5,000	132,850
Resolute Energy Corporation (a)	109,789	1,987,181
REX American Resources Corporation (a)	31	467
Rhino Resource Partners, L.P.	6,519	163,627
Rosetta Resources, Inc. (a)	5,076	202,786
Sabine Royalty Trust (b)	15,104	922,099
SemGroup Corporation (a)	23,395	673,776
Ship Finance International Ltd.	200	4,002
Sino Clean Energy, Inc. (a)	20,710	140,828
Southern Union Company (b)	186,908	4,994,182
Spectra Energy Partners, L.P.	8,700	290,145
StealthGas, Inc. (a)	9,079	62,917
Stone Energy Corporation (a)	2,300	53,475
Sunoco Logistics Partners, L.P.	44	3,775
Swift Energy Company (a)	200	8,532
Teekay Corporation	36	1,219
Teekay Tankers Ltd. - Class A (b)	114,496	1,368,227
Tesoro Corporation (a)	6,500	125,125
TransAtlantic Petroleum Ltd. (a)	459,083	1,317,568
TransCanada Corporation	6,400	233,856
Transglobe Energy Corporation (a)	39,900	484,785
TransMontaigne Partners, L.P. (b)	22,118	843,359
Triangle Petroleum Corporation (a)	11,000	85,800
Tsakos Energy Navigation Ltd. (b)	111,152	1,033,714
Uranerz Energy Corporation (a)	65,248	327,545
Uranium Resources, Inc. (a)	692,975	1,912,611
Ur-Energy, Inc. (a)	135,945	441,821
VAALCO Energy, Inc. (a) (b)	176,116	1,282,124

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 7.9% (Continued)
Oil, Gas & Consumable Fuels - 6.5% (Continued)
Vanguard Natural Resources, LLC (b)	27,561	$860,730
Venoco, Inc. (a)	33,407	696,870
Warren Resources, Inc. (a) (b)	297,289	1,658,873
Western Refining, Inc. (a)	43,400	528,612
Westmoreland Coal Company (a)	4,700	63,920
Whiting USA Trust I	8,211	145,335
		80,116,659
Financials - 16.1%
Capital Markets - 2.2%
American Capital Ltd. (a)	285	2,328
Apollo Investment Corporation (b)	92,400	1,089,858
Ares Capital Corporation	200	3,358
Artio Global Investors, Inc.	20,500	300,325
ASA Ltd.	63,393	1,914,469
BlackRock Kelso Capital Corporation (b)	99,295	1,141,892
Calamos Asset Management, Inc. - Class A (b)	278,472	4,282,899
Capital Southwest Corporation	200	19,510
Cowen Group, Inc. (a)	33,247	150,609
Diamond Hill Investment Group, Inc. (a)	1,300	88,790
Duff & Phelps Corporation	1,033	17,520
Epoch Holding Corporation	12,898	191,664
Evercore Partners, Inc. - Class A	7,500	242,250
FBR Capital Markets Corporation (a)	5,721	21,454
Fifth Street Finance Corporation	59	778
Financial Engines, Inc. (a)	16,693	378,597
Fortress Investment Group, LLC - Class A (a) (b)	370,834	2,021,045
GAMCO Investors, Inc. - Class A	2,143	95,321
GFI Group, Inc.	90,476	463,237
Gleacher & Company, Inc. (a)	181,560	385,815
Golub Capital BDC, Inc.	13,829	222,923
Harris & Harris Group, Inc. (a)	17,029	86,678
Hercules Technology Growth Capital, Inc.	2,300	24,150
HFF, Inc. - Class A (a) (b)	95,375	1,202,679
Horizon Technology Finance Corporation	10,346	162,743
International Assets Holding Corporation (a)	7,706	180,320
Internet Capital Group, Inc. (a) (b)	23,225	282,880
Janus Capital Group, Inc.	200	2,582
KBW, Inc.	10,249	274,161
KKR & Company, L.P.	14,300	214,357
Knight Capital Group, Inc. - Class A (a) (b)	60,541	839,098
Kohlberg Capital Corporation	392	2,768
LaBranche & Company, Inc. (a)	24,202	90,999
Ladenburg Thalmann Financial Services, Inc. (a)	1,789	1,986
Lazard Ltd. - Class A	500	20,860
MCG Capital Corporation (b)	204,769	1,392,429
MF Global Holdings Ltd. (a)	1,300	10,764
Morgan Stanley	100	2,940
Oppenheimer Holdings, Inc.	2,717	70,914
Piper Jaffray Companies, Inc. (a) (b)	16,944	708,259

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Capital Markets - 2.2% (Continued)
Prospect Capital Corporation (b)	48,357	$553,688
Rodman & Renshaw Capital Group, Inc. (a)	100	218
Safeguard Scientifics, Inc. (a)	29,959	492,826
Solar Capital Ltd. (b)	43,247	1,027,116
Stifel Financial Corporation (a)	1,000	64,160
SWS Group, Inc.	93,528	437,711
THL Credit, Inc.	800	10,224
TICC Capital Corporation (b)	180,121	2,213,687
TradeStation Group, Inc. (a) (b)	107,661	750,397
U.S. Global Investors, Inc.	31,592	228,726
Virtus Investment Partners, Inc. (a)	6,018	290,489
W.P. Carey & Company, LLC	1,100	35,475
Waddell & Reed Financial, Inc. - Class A (b)	55,700	2,011,884
		26,722,810
Commercial Banks - 2.7%
ACNB Corporation	200	3,060
Ameris Bancorp (a)	743	7,081
Arrow Financial Corporation	800	18,144
Associated Banc-Corp	3,700	51,726
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR (b)	46,034	795,928
Bancorp Rhode Island, Inc.	22	663
Bancorp, Inc. (The) (a)	14,700	138,180
BancorpSouth, Inc.	1,542	24,117
Bank of Hawaii Corporation	39,945	1,872,222
Banner Corporation (b)	1,045,210	2,466,696
BOK Financial Corporation	2,101	108,580
Bryn Mawr Bank Corporation	64	1,151
CapitalSource, Inc. (b)	598,490	4,620,343
Cardinal Financial Corporation	12,765	140,415
Cathay General Bancorp	4,800	83,088
Center Bancorporation, Inc.	2,227	20,043
Center Financial Corporation (a)	138,433	1,017,483
CenterState Banks, Inc.	400	2,936
Central Pacific Financial Corporation (a)	700	1,085
Chemical Financial Corporation	47	976
Citizens & Northern Corporation	200	3,128
Citizens Republic Bancorp, Inc. (a)	600	378
City National Corporation	3	173
CNB Financial Corporation	300	4,173
Commerce Bancshares, Inc.	700	28,791
Credicorp Ltd.	100	10,426
Danvers Bancorp, Inc.	21,797	469,943
East West Bancorp, Inc. (b)	130,455	2,832,178
Farmers Capital Bank Corporation (a)	3	22
Financial Institutions, Inc.	6,601	127,597
First BanCorp (North Carolina)	16	240
First BanCorp (Puerto Rico) (a)	73	368
First Commonwealth Financial Corporation	40,500	260,415

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Commercial Banks - 2.7% (Continued)
First Community Bancshares, Inc.	2,869	$38,588
First Financial Bancorporation	14,167	239,422
First Financial Corporation	2,144	67,600
First Horizon National Corporation	7	78
Fulton Financial Corporation	2,700	27,864
Hancock Holding Company	15,300	501,840
Hanmi Financial Corporation (a)	294,650	387,465
Home BancShares, Inc.	23,899	488,974
Hudson Valley Holding Corporation	7,507	168,532
Huntington Bancshares, Inc.	600	4,344
Investors Bancorp, Inc. (a)	29,000	386,280
Lakeland Financial Corporation	10,500	216,090
MainSource Financial Group, Inc.	2,601	23,630
Marshall & Ilsley Corporation	2,100	14,679
MB Financial, Inc.	23,384	459,729
Metro Bancorporation, Inc. (a)	5,800	69,774
National Penn Bancshares, Inc.	18,612	151,874
NBT Bancorp, Inc.	13,401	310,635
Old National Bancorp	22,324	239,537
Old Point Financial Corporation	100	1,141
Oriental Financial Group, Inc.	16,750	197,985
Pacific Capital Bancorp (a)	8,628	241,843
Patriot National Bancorp (a)	206	515
Penns Woods Bancorp, Inc.	83	3,230
Popular, Inc. (a) (b)	840,137	2,696,840
Porter Bancorp, Inc.	120	1,138
PrivateBancorp, Inc.	5,000	76,850
Prosperity Bancshares, Inc.	1,700	68,765
Republic Bancorp, Inc. - Class A	27	515
Rurban Financial Corporation (a)	500	1,825
Signature Bank (a)	300	15,672
Southwest Bancorp, Inc. (a)	27,569	377,420
StellarOne Corporation	311	4,519
Sterling Bancorp	14,373	140,712
Sterling Bancshares, Inc. (b)	177,621	1,575,498
Summit Financial Group, Inc. (a)	200	796
Sun Bancorp, Inc. (a)	30,916	127,992
Susquehanna Bancshares, Inc.	153,856	1,470,863
SVB Financial Group (a)	1,300	68,211
Synovus Financial Corporation	20,475	54,054
Tower Bancorp, Inc.	21,878	495,099
TriCo Bancshares	400	6,068
U.S. Bancorp	100	2,700
Umpqua Holdings Corporation	33,600	368,592
United Community Banks, Inc. (a)	290,569	493,967
Washington Banking Company	148	2,020
Webster Financial Corporation	129,600	2,965,248
Wells Fargo & Company	100	3,242
WesBanco, Inc.	3,396	64,015

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Commercial Banks - 2.7% (Continued)
West Coast Bancorp (a)	161,961	$526,373
Whitney Holding Corporation	91,800	1,221,858
Wilmington Trust Corporation	93,796	410,826
		32,595,076
Consumer Finance - 0.3%
Advance America, Cash Advance Centers, Inc. (b)	166,070	1,016,348
Credit Acceptance Corporation (a)	1,000	56,550
Dollar Financial Corporation (a)	23,812	729,362
EZCORP, Inc. - Class A (a) (b)	48,400	1,301,960
First Marblehead Corporation (The) (a)	329	724
Nelnet, Inc. - Class A (b)	41,653	933,860
NetSpend Holdings, Inc. (a)	1,300	18,590
		4,057,394
Diversified Financial Services - 0.7%
Asta Funding, Inc.	266	2,042
Citigroup, Inc. (a)	600	2,892
Compass Diversified Holdings, Inc. (b)	33,660	580,972
Encore Capital Group, Inc. (a) (b)	137,231	3,122,005
MarketAxess Holdings, Inc. (b)	73,478	1,479,112
Moody's Corporation	100	2,937
MSCI, Inc. - Class A (a)	64,500	2,207,835
NewStar Financial, Inc. (a)	500	4,845
PICO Holdings, Inc. (a)	26,102	808,640
Sprott Resource Lending Corporation (a)	50	88
Texas Pacific Land Trust	98	3,699
		8,215,067
Insurance - 3.5%
Alterra Capital Holdings Ltd.	50,600	1,090,430
American Financial Group, Inc. (b)	80,795	2,628,261
American National Insurance Company (b)	9,946	829,297
American Safety Insurance Holdings Ltd. (a) (b)	31,695	635,802
AMERISAFE, Inc. (a)	20,756	369,664
AmTrust Financial Services, Inc.	11,078	205,054
Argo Group International Holdings Ltd. (b)	29,928	1,066,035
Aspen Insurance Holdings Ltd.	314	9,436
Axis Capital Holdings Ltd.	100	3,558
Berkley (W.R.) Corporation	24,400	689,300
Brown & Brown, Inc.	400	9,904
Cincinnati Financial Corporation	300	9,612
Citizens, Inc. (a)	250	1,782
CNA Financial Corporation (a)	100	2,687
CNA Surety Corporation (a) (b)	70,360	1,690,751
CNO Financial Group, Inc. (a)	28,700	181,671
Donegal Group, Inc. - Class A	100	1,295
Eastern Insurance Holdings, Inc.	1,790	23,252
Employers Holdings, Inc.	7,934	133,212
Endurance Specialty Holdings Ltd.	700	32,543
Enstar Group Ltd. (a)	7,176	593,958
Erie Indemnity Company - Class A (b)	45,021	2,990,295

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Insurance - 3.5% (Continued)
FBL Financial Group, Inc. - Class A (b)	7,421	$206,378
Fidelity National Financial, Inc. - Class A	15,400	207,130
First American Financial Corporation	100	1,551
First Mercury Financial Corporation (b)	61,114	1,005,325
Flagstone Reinsurance Holdings, S.A.	11,965	146,691
FPIC Insurance Group, Inc. (a)	25,697	918,925
Genworth Financial, Inc. - Class A (a)	300	4,071
Global Indemnity plc (a)	3,444	68,587
Greenlight Capital Re Ltd. - Class A (a)	19,000	537,130
Hallmark Financial Services, Inc. (a)	38,568	327,442
Hanover Insurance Group, Inc. (The) (b)	25,448	1,203,690
Harleysville Group, Inc.	10,079	356,091
HCC Insurance Holdings, Inc. (b)	81,100	2,455,708
Horace Mann Educators Corporation (b)	164,404	2,840,901
Infinity Property & Casualty Corporation (b)	21,912	1,309,023
Kansas City Life Insurance Company (b)	3,855	121,625
Maiden Holdings Ltd. (b)	74,559	596,472
Manulife Financial Corporation	100	1,744
Meadowbrook Insurance Group, Inc. (b)	300,530	2,852,030
Mercer Insurance Group, Inc.	4,853	136,127
Mercury General Corporation (b)	41,880	1,777,806
National Western Life Insurance Company	2	346
Navigators Group, Inc. (The) (a)	4,215	206,282
Old Republic International Corporation	1,940	23,726
OneBeacon Insurance Group Ltd.	45,425	624,594
Platinum Underwriters Holdings Ltd.	200	8,840
Presidential Life Corporation	47,945	454,519
Primerica, Inc.	6,415	155,243
Protective Life Corporation	1,300	35,841
Safety Insurance Group, Inc.	4,923	234,286
SeaBright Holdings, Inc.	28,866	280,289
Selective Insurance Group, Inc.	23,184	412,212
State Auto Financial Corporation	11,949	182,222
Symetra Financial Corporation	207,300	2,742,579
Transatlantic Holdings, Inc. (b)	53,800	2,768,010
United Fire & Casualty Company	15,395	308,593
Unitrin, Inc. (b)	111,708	3,006,062
Universal Insurance Holdings, Inc. (b)	254,135	1,377,412
Unum Group	100	2,494
Validus Holdings Ltd.	14,100	428,640
		43,524,436
Real Estate Investment Trusts (REIT) - 5.3%
Acadia Realty Trust	18,680	345,206
Agree Realty Corporation (b)	11,700	272,025
American Capital Agency Corporation	8,200	235,258
Anworth Mortgage Asset Corporation	68,365	469,668
Arbor Realty Trust, Inc. (a)	10,464	63,412
ARMOUR Residential REIT, Inc.	76,556	598,668
Ashford Hospitality Trust, Inc. (a)	147	1,433

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Real Estate Investment Trusts (REIT) - 5.3% (Continued)
Associated Estates Realty Corporation (b)	15,457	$228,918
Brandywine Realty Trust (b)	84,562	980,919
Campus Crest Communities, Inc.	18,400	242,880
Capstead Mortgage Corporation	26,833	341,047
Care Investment Trust, Inc. (a)	19,401	98,945
Cedar Shopping Centers, Inc.	50,729	306,910
Chatham Lodging Trust	111	1,836
Chesapeake Lodging Trust	23,302	426,427
Cogdell Spencer, Inc. (b)	281,716	1,704,382
Colonial Properties Trust	15,200	291,688
Colony Financial, Inc.	7,094	143,299
CommonWealth REIT (b)	88,700	2,365,629
CoreSite Realty Corporation	24,835	356,879
Cousins Properties, Inc.	99,321	846,219
CreXus Investment Corporation	6,592	88,399
Cypress Sharpridge Investments, Inc.	19,478	254,188
DCT Industrial Trust, Inc.	235,284	1,303,473
Digital Realty Trust, Inc.	600	32,640
Duke Realty Corporation	80,400	1,101,480
Dynex Capital, Inc. (b)	106,494	1,137,356
EastGroup Properties, Inc.	14,200	618,978
Education Realty Trust, Inc. (b)	132,019	1,029,748
Entertainment Properties Trust	900	41,427
Equity One, Inc.	1,100	20,515
Excel Trust, Inc.	9,950	127,161
FelCor Lodging Trust, Inc. (a) (b)	330,306	2,322,051
First Potomac Realty Trust (b)	32,115	517,052
Franklin Street Properties Corporation	9,200	137,908
General Growth Properties, Inc.	9,500	140,695
Getty Realty Corporation	19,900	577,896
Glimcher Realty Trust (b)	192,120	1,692,577
Government Properties Income Trust (b)	76,494	1,981,195
Gramercy Capital Corporation (a) (b)	452,434	1,597,092
Hatteras Financial Corporation	500	14,290
Healthcare Realty Trust, Inc.	900	18,900
Hersha Hospitality Trust (b)	287,003	1,891,350
Hospitality Properties Trust (b)	104,540	2,599,910
Hudson Pacific Properties, Inc.	10,882	159,748
Inland Real Estate Corporation (b)	168,558	1,564,218
Invesco Mortgage Capital, Inc. (b)	117,852	2,636,349
Investors Real Estate Trust	10,145	90,696
Kite Realty Group Trust	80,649	425,827
Lexington Realty Trust	434,715	3,682,036
LTC Properties, Inc. (b)	23,383	639,291
Mack-Cali Realty Corporation (b)	72,700	2,545,954
Medical Properties Trust, Inc.	26,192	287,588
MFA Financial, Inc.	100	817
Mission West Properties, Inc.	18,614	127,692

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Real Estate Investment Trusts (REIT) - 5.3% (Continued)
Monmouth Real Estate Investment Corporation - Class A	400	$3,292
MPG Office Trust, Inc. (a)	354,903	1,306,043
National Health Investors, Inc. (b)	10,368	474,129
National Retail Properties, Inc.	17,300	429,905
Nationwide Health Properties, Inc.	200	7,510
New York Mortgage Trust, Inc.	100	721
Newcastle Investment Corporation (a) (b)	167,360	1,121,312
NorthStar Realty Finance Corporation	75,882	393,828
One Liberty Properties, Inc.	700	11,326
PennyMac Mortgage Investment Trust	20,500	379,865
PS Business Parks, Inc. (b)	27,265	1,587,096
RAIT Financial Trust	716,465	1,812,656
Ramco-Gershenson Properties Trust	30,240	388,886
Regency Centers Corporation	900	38,799
Resource Capital Corporation	14,026	100,005
Retail Opportunity Investments Corporation	17,600	172,392
Sabra Health Care REIT, Inc.	28,400	528,524
Saul Centers, Inc. (b)	62,716	2,969,603
Senior Housing Properties Trust (b)	126,300	2,831,646
Sovran Self Storage, Inc. (b)	53,841	2,069,648
Starwood Property Trust, Inc. (b)	58,199	1,310,059
Strategic Hotels & Resorts, Inc. (a) (b)	210,224	1,158,334
Sunstone Hotel Investors, Inc. (a)	23,950	244,530
Terreno Realty Corporation (a)	100	1,783
Two Harbors Investment Corporation (b)	117,087	1,176,724
UMH Properties, Inc.	73	761
Universal Health Realty Income Trust	6,852	249,070
Urstadt Biddle Properties, Inc. - Class A	5,582	108,347
U-Store-It Trust (b)	113,122	1,092,759
Vestin Realty Mortgage II, Inc. (a)	300	504
Walter Investment Management Corporation	3,466	62,735
Winthrop Realty Trust (b)	89,024	1,094,995
		64,855,932
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions, S.A. (a) (b)	30,369	880,094
Avatar Holdings, Inc. (a)	14,850	296,555
Brookfield Properties Corporation	14,800	260,332
FirstService Corporation (a)	274	7,809
Forestar Group, Inc. (a)	15,715	293,242
Howard Hughes Corporation (a) (b)	11,305	568,415
Kennedy-Wilson Holdings, Inc. (a)	39,228	413,855
MI Developments, Inc.	9,383	259,158
Tejon Ranch Company (a)	12,994	342,002
		3,321,462
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	2,000	24,840
America First Tax Exempt Investors, L.P.	20,262	112,049
Astoria Financial Corporation	8,400	119,616

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.1% (Continued)
Thrifts & Mortgage Finance - 1.1% (Continued)
Bank Mutual Corporation	36,120	$160,012
Beneficial Mutual Bancorp, Inc. (a)	27,723	244,794
Capitol Federal Financial, Inc.	48,501	591,224
Clifton Savings Bancorp, Inc.	61	697
Doral Financial Corporation (a)	309,284	383,512
ESSA Bancorp, Inc.	7	88
Federal National Mortgage Association (a)	64,627	35,933
Flagstar Bancorp, Inc. (a) (b)	1,450,759	2,292,199
Flushing Financial Corporation	6,850	97,612
Fox Chase Bancorp, Inc. (a)	31,130	382,588
Freddie Mac (a)	26,853	16,246
New York Community Bancorp, Inc.	100	1,832
NewAlliance Bancshares, Inc.	27	404
Northwest Bancshares, Inc. (b)	87,078	1,020,119
Ocwen Financial Corporation (a)	23,399	236,330
Oritani Financial Corporation (b)	32,674	391,761
PMI Group, Inc. (The) (a)	542,851	1,579,696
Provident New York Bancorp	500	4,665
Pulaski Financial Corporation	374	2,775
Rockville Financial, Inc.	11,050	163,761
Roma Financial Corporation	9,357	95,254
Territorial Bancorp, Inc.	200	3,858
TFS Financial Corporation (b)	11,100	108,225
United Financial Bancorp, Inc.	4,500	68,985
ViewPoint Financial Group (b)	103,221	1,308,326
Washington Federal, Inc. (b)	221,696	3,833,124
Westfield Financial, Inc.	500	4,240
WSFS Financial Corporation	7,295	327,546
		13,612,311
Health Care - 12.9%
Biotechnology - 3.5%
Aastrom Biosciences, Inc. (a)	12	32
Acadia Pharmaceuticals, Inc. (a)	192,490	327,233
Achillion Pharmaceuticals, Inc. (a)	80,511	358,274
ADVENTRX Pharmaceuticals, Inc. (a)	149,940	346,361
Agenus, Inc. (a)	68,300	63,519
Alkermes, Inc. (a)	66,900	863,679
Allos Therapeutics, Inc. (a)	339,558	1,140,915
AMAG Pharmaceuticals, Inc. (a)	429	7,636
Amicus Therapeutics, Inc. (a)	5,186	29,508
Anadys Pharmaceuticals, Inc. (a)	6,774	8,468
ArQule, Inc. (a)	74,853	458,849
Array BioPharma, Inc. (a)	258,210	748,809
Athersys, Inc. (a)	500	1,305
AVEO Pharmaceuticals, Inc. (a)	28,023	401,570
BioCryst Pharmaceuticals, Inc. (a)	700	2,884
BioSante Pharmaceuticals, Inc. (a)	480,712	894,124
Celera Corporation (a)	75,580	467,462
Celldex Therapeutics, Inc. (a)	150,118	555,437

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Biotechnology - 3.5% (Continued)
Cleveland Biolabs, Inc. (a)	5,242	$33,811
Clinical Data, Inc. (a)	41,961	1,247,920
Codexis, Inc. (a)	50,346	454,624
Cubist Pharmaceuticals, Inc. (a)	37,746	828,147
Curis, Inc. (a)	167,521	464,033
Cyclacel Pharmaceuticals, Inc. (a)	94,707	137,325
Cytokinetics, Inc. (a)	447,112	849,513
CytRx Corporation (a)	5,209	4,188
Dendreon Corporation (a)	100	3,504
Dyax Corporation (a)	128,147	243,479
Dynavax Technologies Corporation (a)	355,950	1,067,850
Emergent BioSolutions, Inc. (a) (b)	72,041	1,530,151
Exact Sciences Corporation (a)	25,205	142,156
Exelixis, Inc. (a)	17,904	155,228
Geron Corporation (a)	83,989	411,546
Halozyme Therapeutics, Inc. (a)	13,937	92,960
Immunomedics, Inc. (a)	15,717	51,395
Inhibitex, Inc. (a)	96,067	218,552
Inovio Pharmaceuticals, Inc. (a)	27,690	35,166
Insmed, Inc. (a)	5,188	3,037
Ironwood Pharmaceuticals, Inc. (a) (b)	42,145	454,745
Lexicon Pharmaceuticals, Inc. (a)	332,565	562,035
Ligand Pharmaceuticals, Inc. (a)	14,306	124,462
Martek Biosciences Corporation (a) (b)	91,631	2,878,130
Maxygen, Inc. (a)	33,423	132,689
Micromet, Inc. (a) (b)	68,990	443,606
Nabi Biopharmaceuticals (a)	91,892	514,595
Neurocrine Biosciences, Inc. (a)	51,498	380,055
NPS Pharmaceuticals, Inc. (a)	73,654	736,908
Nymox Pharmaceutical Corporation (a)	22,810	166,057
OncoGenex Pharmaceutical, Inc. (a)	37,735	598,100
Oncolytics Biotech, Inc. (a)	21,024	131,820
Oncothyreon, Inc. (a)	32,991	101,942
Onyx Pharmaceuticals, Inc. (a) (b)	4,500	158,783
Opexa Therapeutics, Inc. (a)	1,554	3,730
OPKO Health, Inc. (a)	210,932	822,635
PDL BioPharma, Inc. (a)	70,100	346,294
Peregrine Pharmaceuticals, Inc. (a)	759,682	1,785,253
Pharmacyclics, Inc. (a)	53,196	268,640
Pharmasset, Inc. (a)	1,200	58,152
PharmAthene, Inc. (a)	75,425	243,623
Pluristem Therapeutics, Inc. (a)	136,282	442,917
Poniard Pharmaceuticals, Inc. (a)	1,680	706
Progenics Pharmaceuticals, Inc. (a)	25,640	143,199
Protalix BioTherapeutics, Inc. (a)	2	19
QLT, Inc. (a) (b)	154,172	1,079,204
Regeneron Pharmaceuticals, Inc. (a)	3,018	101,646
Repligen Corporation (a)	13,191	68,197
Rexahn Pharmaceuticals, Inc. (a)	127,510	187,440

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Biotechnology - 3.5% (Continued)
Rigel Pharmaceuticals, Inc. (a)	204,882	$1,377,831
Sangamo Biosciences, Inc. (a)	250,148	1,916,134
Savient Pharmaceuticals, Inc. (a)	94,706	874,136
Seattle Genetics, Inc. (a)	22,600	370,414
Sinovac Biotech Ltd. (a)	130,727	606,573
Spectrum Pharmaceuticals, Inc. (a)	198,914	1,193,484
Synta Pharmaceuticals Corporation (a)	69,375	346,181
Talecris Biotherapeutics Holdings Corporation (a) (b)	90,907	2,227,222
Targacept, Inc. (a) (b)	31,595	813,887
Theravance, Inc. (a)	42,500	894,200
Vanda Pharmaceuticals, Inc. (a)	38,948	311,973
Vical, Inc. (a)	607,565	1,209,054
Xoma Ltd. (a)	84,221	462,373
YM BioSciences, Inc. (a)	241,440	601,186
Zalicus, Inc. (a) (b)	835,666	1,646,262
ZIOPHARM Oncology, Inc. (a)	28,300	165,131
		42,602,273
Health Care Equipment & Supplies - 2.2%
Accuray, Inc. (a)	151,363	1,295,667
Alere, Inc. (a)	25,225	988,063
Align Technology, Inc. (a) (b)	18,300	381,189
Alimera Sciences, Inc. (a)	16,079	160,629
Alphatec Holdings, Inc. (a) (b)	219,155	528,164
Analogic Corporation	660	33,706
AngioDynamics, Inc. (a) (b)	12,179	197,239
Antares Pharma, Inc. (a)	34	53
ArthroCare Corporation (a)	12,420	347,636
AtriCure, Inc. (a)	8,215	90,365
Atrion Corporation	5	838
Beckman Coulter, Inc.	48	3,456
Cantel Medical Corporation	28,160	599,526
Cardica, Inc. (a)	71,084	287,179
Cardiovascular Systems, Inc. (a) (b)	71,043	839,728
CAS Medical Systems, Inc. (a)	810	2,681
Cerus Corporation (a)	375,412	1,238,860
Cooper Companies, Inc. (The)	200	11,468
CryoLife, Inc. (a) (b)	125,404	635,798
Cyberonics, Inc. (a)	20,751	679,595
DexCom, Inc. (a)	341	4,810
DynaVox, Inc. (a)	10,500	55,125
Endologix, Inc. (a) (b)	232,892	1,357,760
EnteroMedics, Inc. (a)	2,916	7,902
GenMark Diagnostics, Inc. (a)	5,429	25,299
Gen-Probe, Inc. (a)	300	18,867
Given Imaging Ltd. (a) (b)	53,761	901,572
Haemonetics Corporation (a)	3,800	225,492
Hansen Medical, Inc. (a)	347,995	560,272
Hill-Rom Holdings, Inc. (b)	48,033	1,943,896
Hologic, Inc. (a)	100	1,992

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
Immucor, Inc. (a) (b)	151,791	$3,000,908
Integra LifeSciences Holdings Corporation (a) (b)	20,929	970,687
IRIS International, Inc. (a)	503	4,975
Medical Action Industries, Inc. (a)	26,887	217,785
Merit Medical Systems, Inc. (a) (b)	113,630	1,678,315
MISONIX, INC. (a)	1,000	2,345
Natus Medical, Inc. (a) (b)	56,841	856,025
Neogen Corporation (a)	3,148	113,202
OraSure Technologies, Inc. (a)	117,998	763,447
Orthofix International N.V. (a)	19,630	561,418
Orthovita, Inc. (a)	63,701	130,906
Palomar Medical Technologies, Inc. (a)	45,727	679,503
ResMed, Inc. (a)	100	3,149
Rochester Medical Corporation (a)	300	3,206
RTI Biologics, Inc. (a)	2,868	7,686
Sirona Dental Systems, Inc. (a)	100	4,381
Solta Medical, Inc. (a)	117,526	323,197
SonoSite, Inc. (a)	1,225	41,111
St. Jude Medical, Inc. (a)	34	1,377
STAAR Surgical Company (a)	4,377	22,870
Symmetry Medical, Inc. (a)	187,636	1,795,677
Synergetics USA, Inc. (a)	11,653	53,604
Syneron Medical Ltd. (a)	32,300	343,026
Thoratec Corporation (a)	5,300	125,027
TomoTherapy, Inc. (a)	128,392	428,829
Uroplasty, Inc. (a)	5,059	26,307
Vascular Solutions, Inc. (a)	151	1,598
West Pharmaceutical Services, Inc.	700	27,993
Winner Medical Group, Inc. (a)	208	1,175
Wright Medical Group, Inc. (a)	35,400	526,044
Young Innovations, Inc.	149	4,473
Zoll Medical Corporation (a)	19,910	823,279
		26,968,352
Health Care Providers & Services - 3.4%
Accretive Health, Inc. (a)	400	7,256
Alliance HealthCare Services, Inc. (a) (b)	101,713	426,178
Almost Family, Inc. (a) (b)	7,340	245,083
American Dental Partners, Inc. (a)	100	1,271
AMERIGROUP Corporation (a)	5,300	277,561
AmerisourceBergen Corporation	100	3,586
AMN Healthcare Services, Inc. (a)	30,497	176,883
Assisted Living Concepts, Inc. - Class A (a)	19,012	625,875
BioScrip, Inc. (a)	5,457	28,267
CardioNet, Inc. (a) (b)	152,309	662,544
Catalyst Health Solutions, Inc. (a) (b)	38,398	1,666,473
Centene Corporation (a)	18,400	510,048
Chemed Corporation	2,600	161,798
China Cord Blood Corporation (a)	8,700	29,058
Chindex International, Inc. (a) (b)	17,362	271,542

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Health Care Providers & Services - 3.4% (Continued)
Community Health Systems, Inc. (a) (b)	49,600	$1,741,952
Continucare Corporation (a) (b)	252,343	1,027,036
Corvel Corporation (a) (b)	36,027	1,818,643
DaVita, Inc. (a)	100	7,385
Emergency Medical Services Corporation (a) (b)	12,000	810,000
Ensign Group, Inc. (The) (b)	57,007	1,377,289
ExamWorks Group, Inc. (a)	2,100	45,948
Five Star Quality Care, Inc. (a) (b)	190,473	1,192,361
Gentiva Health Services, Inc. (a)	11,700	269,334
Hanger Orthopedic Group, Inc. (a) (b)	74,603	1,533,092
Health Management Associates, Inc. - Class A (a) (b)	118,600	1,079,260
Health Net, Inc. (a) (b)	61,400	1,751,742
HealthSouth Corporation (a)	37,800	855,036
Healthways, Inc. (a) (b)	135,961	1,627,453
HMS Holdings Corporation (a)	6,000	386,040
IPC The Hospitalist Company, Inc. (a) (b)	5,942	220,626
Kindred Healthcare, Inc. (a)	67,291	1,259,015
Landauer, Inc.	498	28,909
LCA-Vision, Inc. (a)	28,822	195,125
LHC Group, Inc. (a)	11,462	304,889
LifePoint Hospitals, Inc. (a)	100	3,520
Lincare Holdings, Inc.	100	2,705
Magellan Health Services, Inc. (a)	10,400	503,464
MedCath Corporation (a)	34,975	468,315
Metropolitan Health Networks, Inc. (a)	13,248	60,676
Molina Healthcare, Inc. (a) (b)	46,637	1,429,890
National Healthcare Corporation	5,756	254,818
National Research Corporation	1,400	42,140
Omnicare, Inc.	600	15,552
Owens & Minor, Inc.	27,910	824,182
PDI, Inc. (a)	62	501
PharMerica Corporation (a) (b)	44,259	500,569
Providence Service Corporation (The) (a)	13,841	196,957
RadNet, Inc. (a)	10,479	38,144
RehabCare Group, Inc. (a)	3,822	93,868
Rural/Metro Corporation (a) (b)	63,944	891,379
Select Medical Holdings Corporation (a) (b)	163,813	1,104,100
Sharps Compliance Corporation (a)	3,600	14,616
Skilled Healthcare Group, Inc. - Class A (a)	143,126	1,537,173
Sun Healthcare Group, Inc. (a)	34,084	425,880
Sunrise Senior Living, Inc. (a) (b)	315,211	2,521,688
Team Health Holdings, Inc. (a) (b)	51,342	793,747
Tenet Healthcare Corporation (a) (b)	454,352	3,021,441
Triple-S Management Corporation (a) (b)	13,377	246,939
U.S. Physical Therapy, Inc. (a)	17,776	337,744
Universal American Corporation (a) (b)	171,577	3,464,140
WellCare Health Plans, Inc. (a)	7,000	209,300
		41,628,006

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Health Care Technology - 0.8%
A.D.A.M., Inc. (a)	42,784	$299,060
Allscripts Healthcare Solutions, Inc. (a)	400	8,444
Computer Programs & Systems, Inc. (b)	34,161	1,772,956
Emdeon, Inc. - Class A (a) (b)	26,052	382,704
HealthStream, Inc. (a)	43,303	301,389
iCad, Inc. (a)	700	945
Medidata Solutions, Inc. (a)	68,510	1,709,324
MedQuist, Inc. (a)	11,228	104,645
Merge Healthcare, Inc. (a)	99,186	424,516
Omnicell, Inc. (a) (b)	79,675	1,110,271
Quality Systems, Inc.	1,921	153,373
SXC Health Solutions Corporation (a) (b)	54,700	2,631,617
Transcend Services, Inc. (a)	7,155	131,867
Vital Images, Inc. (a)	5,090	67,646
		9,098,757
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	37,220	305,948
Apricus Biosciences, Inc. (a)	9,913	38,463
BioDelivery Sciences International, Inc. (a)	8,000	26,480
Bruker Corporation (a) (b)	62,550	1,094,625
Caliper Life Sciences, Inc. (a)	32,048	206,389
Compugen Ltd. (a)	100	523
Covance, Inc. (a)	35,700	2,012,766
Dionex Corporation (a)	26	3,068
Enzo Biochem, Inc. (a)	66,215	328,426
eResearchTechnology, Inc. (a) (b)	43,070	276,940
Kendle International, Inc. (a)	21,239	241,275
Luminex Corporation (a)	24,587	417,487
MEDTOX Scientific, Inc. (a)	100	1,347
Nordion, Inc. (a) (b)	130,999	1,496,009
Parexel International Corporation (a)	31,800	738,078
PerkinElmer, Inc. (b)	102,504	2,622,052
Pharmaceutical Product Development, Inc. (b)	60,140	1,752,480
pSivida Corporation (a)	20,855	104,275
Techne Corporation (b)	15,664	1,080,033
		12,746,664
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)	1,873	5,563
Adolor Corporation (a)	400	564
Akorn, Inc. (a)	181,830	909,150
Alexza Pharmaceuticals, Inc. (a)	82,712	117,451
Angiotech Pharmaceuticals, Inc. (a)	1,600	70
AVANIR Pharmaceuticals, Inc. - Class A (a)	17,060	69,093
BioMimetic Therapeutics, Inc. (a)	5,642	73,177
Bristol-Myers Squibb Company	100	2,518
Caraco Pharmaceutical Laboratories Ltd. (a)	15,194	71,868
Cardiome Pharma Corporation (a) (b)	106,073	666,138
Columbia Laboratories, Inc. (a) (b)	383,972	867,777
Corcept Therapeutics, Inc. (a)	16,607	67,258

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Pharmaceuticals - 2.0% (Continued)
Cornerstone Therapeutics, Inc. (a)	17,060	$99,289
CPEX Pharmaceuticals, Inc. (a)	27	728
Cumberland Pharmaceuticals, Inc. (a)	1,800	11,160
DepoMed, Inc. (a)	58,003	486,065
DURECT Corporation (a)	405,609	1,265,500
Eli Lilly & Company	100	3,477
Endo Pharmaceuticals Holdings, Inc. (a)	300	9,966
Eurand N.V. (a) (b)	141,670	1,692,956
Impax Laboratories, Inc. (a) (b)	141,792	3,292,410
Inspire Pharmaceuticals, Inc. (a) (b)	533,691	2,108,079
IntelliPharmaCeutics International, Inc. (a)	4,500	17,190
ISTA Pharmaceuticals, Inc. (a)	124,971	708,585
Jazz Pharmaceuticals, Inc. (a)	9,199	205,690
King Pharmaceuticals, Inc. (a) (b)	11,000	156,640
K-V Pharmaceutical Company (a)	58,380	93,992
Labopharm, Inc. (a)	359	305
Lannett Company, Inc. (a)	56,869	297,425
Matrixx Initiatives, Inc. (a)	76,740	613,153
Medicines Company (The) (a) (b)	84,003	1,317,167
Medicis Pharmaceutical Corporation - Class A	200	5,086
Merck & Company, Inc.	100	3,317
Nektar Therapeutics (a)	50,800	569,468
Obagi Medical Products, Inc. (a)	17,505	185,903
Optimer Pharmaceuticals, Inc. (a)	35,696	392,656
Pain Therapeutics, Inc. (a)	62,272	385,464
Par Pharmaceutical Companies, Inc. (a) (b)	27,805	993,195
Pernix Therapeutics Holdings, Inc. (a)	8,500	93,415
Pfizer, Inc.	100	1,822
Salix Pharmaceuticals Ltd. (a)	100	4,097
Santarus, Inc. (a)	316,520	1,033,438
SuperGen, Inc. (a)	242,144	728,853
Tianyin Pharmaceutical Company, Inc. (a)	19,058	50,885
Valeant Pharmaceuticals International, Inc.	134,200	4,902,326
ViroPharma, Inc. (a)	649	10,644
		24,590,973
Industrials - 13.5%
Aerospace & Defense - 1.2%
AAR Corporation (a)	10,700	286,653
AeroVironment, Inc. (a)	1,000	28,200
Alliant Techsystems, Inc. (a)	100	7,576
American Science & Engineering, Inc. (b)	9,735	846,945
Applied Signal Technology, Inc.	40,764	1,549,440
Ceradyne, Inc. (a)	26,219	928,939
Cubic Corporation (b)	28,125	1,371,094
DigitalGlobe, Inc. (a) (b)	34,800	1,068,708
Ducommun, Inc.	11,694	256,800
Elbit Systems Ltd.	414	21,039
Esterline Technologies Corporation (a) (b)	32,000	2,277,760
GeoEye, Inc. (a) (b)	11,375	454,090

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Aerospace & Defense - 1.2% (Continued)
Global Defense Technology & Systems, Inc. (a)	18,838	$310,074
Herley Industries, Inc. (a)	228	3,746
Hexcel Corporation (a)	5,400	102,708
KEYW Holding Corporation (The) (a)	36,032	524,986
Kratos Defense & Security Solutions, Inc. (a)	14,077	197,360
Ladish Company, Inc. (a)	7,994	427,999
LMI Aerospace, Inc. (a) (b)	40,664	761,433
MOOG, Inc. - Class A (a)	19,800	844,272
Orbital Sciences Corporation (a)	2,200	37,532
Spirit AeroSystems Holdings, Inc. - Class A (a)	77,600	1,832,912
Teledyne Technologies, Inc. (a)	10,100	477,831
Todd Shipyards Corporation	17,401	386,998
Triumph Group, Inc.	2,000	192,060
		15,197,155
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	169,381	1,253,419
Atlas Air Worldwide Holdings, Inc. (a)	1,775	90,188
Dynamex, Inc. (a)	27,227	677,680
Express-1 Expedited Solutions, Inc. (a)	11,519	34,903
Forward Air Corporation	3,815	106,477
Hub Group, Inc. - Class A (a) (b)	7,812	271,701
Park-Ohio Holdings Corporation (a)	19,396	398,782
UTi Worldwide, Inc. (b)	102,765	2,250,553
		5,083,703
Airlines - 0.3%
Alaska Air Group, Inc. (a)	609	36,077
AMR Corporation (a)	1,100	7,755
Copa Holdings, S.A. - Class A (b)	46,317	2,605,331
Delta Air Lines, Inc. (a)	200	2,334
Pinnacle Airlines Corporation (a)	5,740	41,386
SkyWest, Inc. (b)	43,199	650,145
United Continental Holdings, Inc. (a)	10	254
US Airways Group, Inc. (a)	50,700	502,944
		3,846,226
Building Products - 0.3%
A.O. Smith Corporation	23,800	1,018,878
Ameresco, Inc. (a)	43,430	672,731
Armstrong World Industries, Inc. (a)	600	24,366
Gibraltar Industries, Inc. (a)	5,988	66,048
Griffon Corporation (a)	24,400	284,016
Insteel Industries, Inc.	21	240
Lennox International, Inc.	600	29,484
NCI Building Systems, Inc. (a) (b)	33,010	438,043
Patrick Industries, Inc. (a)	1,104	2,373
Quanex Building Products Corporation	29,701	578,872
Simpson Manufacturing Company, Inc.	100	2,975
Universal Forest Products, Inc.	1,753	64,335
		3,182,361

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Commercial Services & Supplies - 1.6%
Alexco Resource Corporation (a) (b)	116,102	$759,307
American Reprographics Company (a)	33,469	270,095
APAC Customer Services, Inc. (a)	30,692	169,113
Brink's Company (The)	3,000	81,000
Casella Waste Systems, Inc. (a) (b)	91,522	734,006
Cenveo, Inc. (a)	171,484	922,584
Copart, Inc. (a)	3,800	149,150
Corrections Corporation of America (a)	910	22,577
Courier Corporation	363	5,146
Covanta Holding Corporation (a)	100	1,692
Deluxe Corporation	34,650	847,192
Document Security Systems, Inc. (a)	3,300	16,071
EnergySolutions, Inc. (b)	317,988	1,882,489
Ennis, Inc.	10,148	168,761
Fuel Tech, Inc. (a)	79,429	636,226
G&K Services, Inc. (b)	42,624	1,335,410
Geo Group, Inc. (The) (a)	40,100	953,177
Healthcare Services Group, Inc.	4,500	71,280
Heritage-Crystal Clean, Inc. (a)	100	1,161
Herman Miller, Inc.	3,100	74,803
HNI Corporation	700	21,238
IESI-BFC Ltd.	28,845	685,069
Intersections, Inc.	500	4,930
KAR Auction Services, Inc. (a)	68,802	1,021,022
Knoll, Inc.	20,800	348,192
M&F Worldwide Corporation (a) (b)	66,778	1,611,353
McGrath RentCorp	16,208	409,090
Metalico, Inc. (a)	224,957	1,248,511
Multi-Color Corporation	5,845	97,144
Perma-Fix Environmental Services, Inc. (a)	253	397
Republic Services, Inc.	100	3,084
Rollins, Inc.	350	6,646
Schawk, Inc. (b)	38,661	705,177
Standard Parking Corporation (a)	5,490	98,765
Steelcase, Inc. - Class A (b)	64,500	659,190
SYKES Enterprises, Inc. (a)	25,853	503,616
Team, Inc. (a)	32,437	829,090
UniFirst Corporation	17,933	999,944
United Stationers, Inc. (a)	300	18,684
US Ecology, Inc.	38,300	645,738
Versar, Inc. (a)	100	342
Viad Corp	20,750	488,248
Waste Connections, Inc.	250	7,243
		19,513,953
Construction & Engineering - 1.0%
Argan, Inc. (a)	3	28
Comfort Systems USA, Inc.	1,900	24,187
Dycom Industries, Inc. (a)	62,427	1,003,202
EMCOR Group, Inc. (a)	700	21,196

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Construction & Engineering - 1.0% (Continued)
Furmanite Corporation (a)	31,624	$240,975
Great Lakes Dredge & Dock Corporation (b)	352,368	2,928,178
KBR, Inc.	110	3,531
KHD Humboldt Wedag International AG (b)	10,218	103,463
Layne Christensen Company (a)	43,530	1,374,677
MasTec, Inc. (a) (b)	67,910	1,033,590
Michael Baker Corporation (a)	6,179	187,594
MYR Group, Inc. (a)	34,800	765,252
Pike Electric Corporation (a)	8,813	72,884
Primoris Services Corporation	23,093	189,594
Quanta Services, Inc. (a)	100	2,373
Shaw Group, Inc. (The) (a)	300	11,331
Sterling Construction Company, Inc. (a)	1,488	19,136
Tutor Perini Corporation (a) (b)	65,757	1,493,341
URS Corporation (a) (b)	65,370	2,905,697
		12,380,229
Electrical Equipment - 1.2%
Active Power, Inc. (a)	223,357	480,218
Advanced Battery Technologies, Inc. (a)	734	2,738
AMETEK, Inc.	100	4,078
A-Power Energy Generation Systems Ltd. (a)	21,477	124,137
AZZ, Inc.	13,322	534,079
Babcock & Wilcox Company (The) (a) (b)	67,575	1,976,569
Belden, Inc.	800	27,808
Broadwind Energy, Inc. (a)	319,779	588,393
China Electric Motor, Inc. (a)	1,884	8,365
EnerSys (a)	1,900	62,358
Franklin Electric Company, Inc.	13,300	546,364
FuelCell Energy, Inc. (a)	450,541	788,447
Generac Holdings, Inc. (a) (b)	46,646	695,025
General Cable Corporation (a)	4,800	177,648
GrafTech International Ltd. (a)	400	8,400
Hubbell, Inc. - Class B	202	12,370
II-VI, Inc. (a)	6,004	296,478
Jinpan International Ltd. (b)	85,486	918,120
LaBarge, Inc. (a)	1,991	27,794
LGL Group, Inc. (a)	100	2,201
Lihua International, Inc. (a)	31,916	341,182
Lime Energy Company (a)	74	358
LSI Industries, Inc.	31,834	236,845
New Energy Systems Group (a)	61,247	407,293
Nexxus Lighting, Inc. (a)	461	1,069
Powell Industries, Inc. (a)	44,953	1,704,168
Preformed Line Products Company	7,610	465,047
Regal-Beloit Corporation	700	46,718
Satcon Technology Corporation (a)	79,952	387,767
Sensata Technologies Holding N.V. (a)	298	9,390
Thomas & Betts Corporation (a) (b)	53,100	2,728,809
Ultralife Corporation (a)	96,898	665,689

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Electrical Equipment - 1.2% (Continued)
UQM Technologies, Inc. (a)	76,600	$209,118
Vicor Corporation	17,590	259,101
		14,744,144
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	100	3,771
General Electric Company	100	2,014
Raven Industries, Inc.	6,499	307,013
Seaboard Corporation (b)	72	144,144
Standex International Corporation	11,090	369,851
Textron, Inc.	100	2,629
Tredegar Corporation	16,542	309,501
		1,138,923
Machinery - 3.1%
Accuride Corporation (a) (b)	65,172	974,973
Actuant Corporation - Class A	11,900	329,987
Alamo Group, Inc. (b)	38,590	1,001,410
Altra Holdings, Inc. (a) (b)	98,380	2,057,126
American Railcar Industries, Inc. (a)	38,387	728,201
Ampco-Pittsburgh Corporation	12,966	322,983
ArvinMeritor, Inc. (a)	200	4,372
Baldwin Technology Company, Inc. - Class A (a)	4,700	6,627
Blount International, Inc. (a)	26,180	392,962
Cascade Corporation (b)	35,922	1,690,849
Chart Industries, Inc. (a) (b)	41,396	1,503,503
China Yuchai International Ltd. (b)	21,849	620,512
CIRCOR International, Inc. (b)	28,524	1,152,084
Colfax Corporation (a)	10,637	198,274
Columbus McKinnon Corporation (a)	34,703	585,440
Commercial Vehicle Group, Inc. (a)	5,098	82,282
Crane Company (b)	46,242	2,053,607
Douglas Dynamics, Inc.	4,380	63,860
Duoyuan Printing, Inc. (a)	148,230	336,482
Dynamic Materials Corporation	26,300	519,425
ESCO Technologies, Inc.	700	25,396
Federal Signal Corporation	43,660	303,874
Force Protection, Inc. (a)	53,044	293,864
Graham Corporation	44,076	1,022,563
Hardinge, Inc.	1,510	13,213
Harsco Corporation (b)	35,100	1,132,677
Hurco Companies, Inc. (a)	7,340	186,656
IDEX Corporation	200	7,932
John Bean Technologies Corporation	66,483	1,200,018
Kadant, Inc. (a)	27,234	576,271
Kennametal, Inc.	9,300	377,580
L.B. Foster Company - Class A (a)	27,729	1,102,228
Lincoln Electric Holdings, Inc. (b)	23,800	1,611,736
Manitowoc Company, Inc. (The)	400	5,372
Met-Pro Corporation	100	1,085
Miller Industries, Inc.	6,647	101,433

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Machinery - 3.1% (Continued)
Mueller Industries, Inc. (b)	30,301	$990,843
Mueller Water Products, Inc. - Class A (b)	178,816	715,264
NACCO Industries, Inc. - Class A (b)	3,343	335,136
NN, Inc. (a) (b)	63,369	830,768
Nordson Corporation	200	18,462
Oshkosh Corporation (a)	1,000	37,910
RBC Bearings, Inc. (a)	8,385	291,546
Sauer-Danfoss, Inc. (a) (b)	100,973	2,892,876
SmartHeat, Inc. (a)	37,532	178,652
Snap-on, Inc. (b)	31,900	1,806,497
Sun Hydraulics Corporation	5,244	195,496
Tecumseh Products Company - Class A (a)	139	1,679
Tennant Company	5,400	217,836
Terex Corporation (a)	48,570	1,575,125
Trimas Corporation (a) (b)	134,770	2,566,021
Trinity Industries, Inc.	26,067	727,009
Twin Disc, Inc. (b)	39,025	1,271,044
Valmont Industries, Inc.	900	83,646
Watts Water Technologies, Inc. - Class A	7,000	251,790
Westport Innovations, Inc. (a) (b)	31,988	504,451
		38,078,908
Marine - 0.9%
Alexander & Baldwin, Inc.	12,469	500,256
Baltic Trading Ltd.	29,895	247,829
Costamare, Inc.	18,700	286,110
Diana Containerships, Inc. (a)	1	1
Diana Shipping, Inc. (a) (b)	107,500	1,248,075
DryShips, Inc. (a)	800	3,856
Eagle Bulk Shipping, Inc. (a) (b)	88,900	363,601
Excel Maritime Carriers Ltd. (a)	204,083	924,496
Genco Shipping & Trading Ltd. (a)	16,300	188,428
Global Ship Lease, Inc. (a)	53,050	342,172
Horizon Lines, Inc.	188,339	932,278
International Shipholding Corporation (b)	33,960	851,038
Navios Maritime Acquisition Corporation (b)	22,423	98,661
Navios Maritime Holdings, Inc.	391,193	1,909,022
OceanFreight, Inc. (a)	102	82
Paragon Shipping, Inc. (b)	576,946	1,782,763
Safe Bulkers, Inc. (b)	93,406	791,149
Seaspan Corporation (b)	49,547	709,018
Star Bulk Carriers Corporation	15,721	40,717
TBS International plc - Class A (a)	12,580	43,401
		11,262,953
Professional Services - 1.2%
Acacia Research Corporation (a) (b)	59,875	1,460,950
Administaff, Inc. (b)	16,875	477,900
Advisory Board Company (The) (a)	4,333	214,310
CDI Corporation	25,469	409,032
CRA International, Inc. (a)	2,000	48,560

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Professional Services - 1.2% (Continued)
Dolan Company (The) (a)	5,995	$82,191
Exponent, Inc. (a)	7,193	264,127
FTI Consulting, Inc. (a)	8,000	291,760
GP Strategies Corporation (a)	471	4,658
Heidrick & Struggles International, Inc. (b)	31,337	839,518
Hill International, Inc. (a)	2,400	15,600
Huron Consulting Group, Inc. (a)	14,850	380,309
ICF International, Inc. (a) (b)	13,497	325,345
Kelly Services, Inc. - Class A (a) (b)	36,966	727,306
Kforce, Inc. (a) (b)	82,767	1,479,874
Korn/Ferry International (a) (b)	89,100	2,084,940
Lightbridge Corporation (a)	10,600	59,784
Mistras Group, Inc. (a)	62,119	887,681
Navigant Consulting, Inc. (a)	45,451	463,146
Odyssey Marine Exploration, Inc. (a)	14,200	46,576
On Assignment, Inc. (a)	78,865	623,034
Resources Connection, Inc.	91,874	1,841,155
SFN Group, Inc. (a) (b)	60,811	588,650
Towers Watson & Company	10,500	572,565
TrueBlue, Inc. (a) (b)	45,721	780,000
Volt Information Sciences, Inc. (a)	14,233	97,781
		15,066,752
Road & Rail - 0.7%
AMERCO (a) (b)	17,705	1,611,332
Arkansas Best Corporation	15,316	391,324
Avis Budget Group, Inc. (a)	29,800	412,432
Celadon Group, Inc. (a)	6,072	88,955
Con-Way, Inc.	400	13,608
Covenant Transportation Group, Inc. (a)	302	2,709
Genesee & Wyoming, Inc. - Class A (a)	3,400	175,950
Heartland Express, Inc.	22,500	360,562
Hertz Global Holdings, Inc. (a)	200	2,942
Kansas City Southern (a)	2,100	104,958
Knight Transportation, Inc.	42,000	800,520
Marten Transport Ltd.	43,788	933,122
Old Dominion Freight Line, Inc. (a)	100	3,217
Quality Distribution, Inc. (a) (b)	68,822	632,474
Roadrunner Transportation Systems, Inc. (a)	38,209	514,675
Ryder System, Inc.	2,700	129,816
Saia, Inc. (a)	6,004	85,917
USA Truck, Inc. (a)	1,000	12,000
Vitran Corporation, Inc. (a)	17,567	238,736
Werner Enterprises, Inc.	62,250	1,534,463
		8,049,712
Trading Companies & Distributors - 1.4%
Aceto Corporation	116,076	999,414
Aircastle Ltd. (b)	379,911	4,034,655
Applied Industrial Technologies, Inc.	100	3,166
Beacon Roofing Supply, Inc. (a) (b)	137,623	2,499,234

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Trading Companies & Distributors - 1.4% (Continued)
Bluelinx Holdings, Inc. (a)	9,185	$33,341
CAI International, Inc. (a) (b)	88,698	1,688,810
China Armco Metals, Inc. (a)	6,410	20,897
DXP Enterprises, Inc. (a) (b)	35,347	769,858
H&E Equipment Services, Inc. (a)	46,667	542,270
Interline Brands, Inc. (a)	21,178	449,609
Kaman Corporation	7,578	223,058
Lawson Products, Inc.	1,931	45,127
RSC Holdings, Inc. (a) (b)	371,802	4,446,752
Rush Enterprises, Inc. (a)	6,700	127,769
SeaCube Container Leasing Ltd.	5,644	75,517
TAL International Group, Inc. (b)	13,616	425,228
Textainer Group Holdings Ltd. (b)	9,330	289,230
		16,673,935
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc. (b)	72,000	784,800
China Infrastructure Investment Corporation (a)	866	537
Macquarie Infrastructure Company, LLC (a) (b)	25,023	530,237
		1,315,574
Information Technology - 18.0%
Communications Equipment - 2.9%
Alliance Fiber Optic Products, Inc. (a)	16,370	303,664
Alvarion Ltd. (a)	194,998	395,846
Anaren, Inc. (a)	11,680	239,907
Arris Group, Inc. (a)	144,100	1,798,368
AudioCodes Ltd. (a)	68,222	471,414
Bel Fuse, Inc. - Class B	1,800	39,258
BigBand Networks, Inc. (a)	16,400	43,460
Black Box Corporation	38,431	1,352,387
Blue Coat Systems, Inc. (a)	400	11,524
Brocade Communications Systems, Inc. (a) (b)	251,200	1,416,768
Ceragon Networks Ltd. (a) (b)	57,206	704,206
Cogo Group, Inc. (a) (b)	96,408	844,534
Communications Systems, Inc.	600	8,964
Comtech Telecommunications Corporation	28,400	796,904
DG FastChannel, Inc. (a)	36,333	995,888
Digi International, Inc. (a)	400	4,236
DragonWave, Inc. (a)	46,200	328,944
EchoStar Corporation - Class A (a) (b)	215,635	5,876,054
EMCORE Corporation (a)	22,800	31,464
EMS Technologies, Inc. (a) (b)	47,284	866,716
Emulex Corporation (a)	31,970	364,778
EXFO, Inc. (a)	11,200	111,552
Extreme Networks, Inc. (a)	115,698	379,489
Finisar Corporation (a) (b)	67,300	2,241,090
Harmonic, Inc. (a) (b)	141,801	1,196,800
Infinera Corporation (a) (b)	117,401	861,136
JDS Uniphase Corporation (a) (b)	159,800	2,711,806
KVH Industries, Inc. (a)	4,021	48,855

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Communications Equipment - 2.9% (Continued)
Loral Space & Communications, Inc. (a)	4	$298
Network Engines, Inc. (a)	92,981	169,225
Numerex Corporation (a)	3,200	29,568
Occam Networks, Inc. (a)	17,136	146,513
Oplink Communications, Inc. (a)	26,287	651,392
Opnext, Inc. (a)	263,101	489,368
Powerwave Technologies, Inc. (a)	95,410	332,981
Qiao Xing Mobile Communication Company Ltd. (a)	33,600	149,856
Radware Ltd. (a) (b)	18,288	682,691
SeaChange International, Inc. (a)	70	580
ShoreTel, Inc. (a)	96,883	734,373
Sierra Wireless, Inc. (a) (b)	44,531	631,004
Silicom Ltd. (a)	5,550	107,670
Sonus Networks, Inc. (a) (b)	1,578,659	4,341,312
Sycamore Networks, Inc. (a)	2,713	56,593
Tekelec (a)	12,150	139,421
Tellabs, Inc.	96,700	512,510
Telular Corporation	10,143	71,305
TII Network Technologies, Inc. (a)	16,600	53,950
Tollgrade Communications, Inc. (a)	10,410	96,605
ViaSat, Inc. (a) (b)	17,500	759,413
Westell Technologies, Inc. - Class A (a) (b)	332,004	1,029,212
Zoom Technologies, Inc. (a)	13,016	53,235
ZST Digital Networks, Inc. (a)	1,012	5,779
		35,690,866
Computers & Peripherals - 0.8%
ADPT Corporation (a)	112,325	327,989
Compellent Technologies, Inc. (a)	31,727	879,790
Dell, Inc. (a)	100	1,316
Diebold, Inc. (b)	1,300	39,858
Dot Hill Systems Corporation (a)	39,600	110,880
Electronics for Imaging, Inc. (a)	17,200	257,656
Hewlett-Packard Company	200	9,138
Hutchinson Technology, Inc. (a)	300	993
Hypercom Corporation (a)	126,662	1,132,358
iGo, Inc. (a)	100	334
Immersion Corporation (a)	2,200	13,002
Intermec, Inc. (a)	31,109	353,398
Lexmark International, Inc. - Class A (a)	100	3,484
NCR Corporation (a) (b)	81,720	1,340,208
OCZ Technology Group, Inc. (a)	137,783	1,098,131
On Track Innovations Ltd. (a)	40,400	138,572
QLogic Corporation (a)	40,400	719,524
Qualstar Corporation (a)	200	386
Quantum Corporation (a)	86,324	232,212
Silicon Graphics International Corporation (a)	18,300	181,536
STEC, Inc. (a)	82,862	1,697,842
Super Micro Computer, Inc. (a) (b)	18,501	260,402

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Computers & Peripherals - 0.8% (Continued)
Xyratex Ltd. (a) (b)	39,268	$523,442
		9,322,451
Electronic Equipment, Instruments & Components - 2.7%
Advanced Photonix, Inc. - Class A (a)	11,600	20,880
Agilysys, Inc. (a)	61,024	349,668
Anixter International, Inc. (a)	300	18,981
AVX Corporation (b)	151,919	2,382,090
Benchmark Electronics, Inc. (a)	32,550	618,124
Checkpoint Systems, Inc. (a)	19,930	411,953
China Security & Surveillance Technology, Inc. (a)	312,671	1,491,441
Cognex Corporation (b)	89,592	2,807,813
Coherent, Inc. (a)	8,000	428,400
CPI International, Inc. (a) (b)	41,493	804,964
CTS Corporation	20,124	228,206
DDi Corporation	25,718	289,713
Electro Rent Corporation	7,063	104,250
Electro Scientific Industries, Inc. (a)	51,732	862,372
eMagin Corporation (a)	43	291
Fabrinet (a)	23,379	559,927
FARO Technologies, Inc. (a)	5,933	179,889
FLIR Systems, Inc. (a)	100	3,104
Hollysys Automation Technologies Ltd. (a)	16,136	258,983
Ingram Micro, Inc. - Class A (a) (b)	128,880	2,544,091
Insight Enterprises, Inc. (a)	22,377	311,488
IPG Photonics Corporation (a) (b)	4,200	145,530
Kemet Corporation (a)	22,859	356,600
LeCroy Corporation (a)	40,223	524,910
Littelfuse, Inc. (b)	13,365	685,357
LoJack Corporation (a)	50,434	320,256
Measurement Specialties, Inc. (a)	10,442	281,307
Mercury Computer Systems, Inc. (a)	1,889	35,664
Methode Electronics, Inc.	19,563	231,235
Molex, Inc. (b)	111,097	2,905,187
Multi-Fineline Electronix, Inc. (a) (b)	40,389	1,167,242
Nam Tai Electronics, Inc.	10,866	70,194
National Instruments Corporation (b)	30,800	1,303,148
Newport Corporation (a) (b)	73,121	1,283,274
Orbotech Ltd. (a) (b)	54,569	775,425
OSI Systems, Inc. (a)	6,840	259,852
Park Electrochemical Corporation (b)	25,823	786,569
PC Mall, Inc. (a)	4,037	28,259
Richardson Electronics Ltd.	62,402	807,482
Rofin-Sinar Technologies, Inc. (a)	23,700	926,670
Rogers Corporation (a)	38,881	1,663,329
ScanSource, Inc. (a) (b)	27,000	977,670
SMART Modular Technologies (WWH), Inc. (a) (b)	160,588	1,085,575
Spectrum Control, Inc. (a)	4,400	58,344
TTM Technologies, Inc. (a)	78,818	1,253,206
Viasystems Group, Inc. (a)	4,785	96,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Electronic Equipment, Instruments & Components - 2.7% (Continued)
Vishay Intertechnology, Inc. (a)	6,420	$105,930
Vishay Precision Group, Inc. (a) (b)	23,166	429,729
Zygo Corporation (a)	1,029	11,196
		33,252,569
Internet Software & Services - 1.2%
Autobytel, Inc. (a)	2,800	2,394
comScore, Inc. (a)	25,956	621,906
Dice Holdings, Inc. (a) (b)	127,681	1,667,514
EarthLink, Inc.	88,612	755,860
EasyLink Services International Corporation - Class A (a)	17,150	68,600
Envestnet, Inc. (a)	12,520	178,410
GigaMedia Ltd. (a)	372,729	454,729
GlobalSCAPE, Inc. (a)	656	1,430
IAC/InterActiveCorporation (a)	200	5,658
InfoSpace, Inc. (a)	78,230	639,921
Internap Network Services Corporation (a)	188,353	1,373,093
IntraLinks Holdings, Inc. (a) (b)	17,392	352,014
iPass, Inc. (a)	154	239
Keynote Systems, Inc. (b)	78,653	1,370,922
Knot, Inc. (The) (a)	14,412	159,685
Limelight Networks, Inc. (a) (b)	4,290	26,748
Liquidity Services, Inc. (a)	9,454	134,909
LivePerson, Inc. (a)	59,200	649,424
LoopNet, Inc. (a)	11,860	121,802
Marchex, Inc. - Class B	14,419	137,269
MediaMind Technologies, Inc. (a)	10,420	157,655
Monster Worldwide, Inc. (a)	5,100	84,915
Move, Inc. (a)	80,053	180,119
NaviSite, Inc. (a)	21,303	85,212
NIC, Inc.	95,414	976,085
Openwave Systems, Inc. (a)	163,464	331,832
Perficient, Inc. (a)	42,068	491,775
RADVision Ltd. (a)	1,300	13,520
RealNetworks, Inc. (a) (b)	69,593	261,670
RightNow Technologies, Inc. (a)	7,236	187,630
SPS Commerce, Inc. (a)	809	12,843
Subaye, Inc. (a)	41,346	398,575
Support.com, Inc. (a)	100	554
TechTarget, Inc. (a)	110	809
United Online, Inc.	33,741	238,549
ValueClick, Inc. (a)	100	1,401
Vocus, Inc. (a)	4,501	116,711
Web.com Group, Inc. (a) (b)	258,878	2,433,453
WebMediaBrands, Inc. (a)	41,192	60,140
Yahoo!, Inc. (a)	100	1,612
Zix Corporation (a)	23,634	106,353
		14,863,940

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
IT Services - 2.2%
Acxiom Corporation (a)	18,500	$318,755
Broadridge Financial Solutions, Inc.	5,300	121,317
Cardtronics, Inc. (a) (b)	203,116	3,471,252
CGI Group, Inc. (a)	46,300	891,738
China Information Technologies, Inc. (a)	3,041	13,684
CIBER, Inc. (a)	88,203	402,206
Computer Sciences Corporation	600	31,974
Convergys Corporation (a)	27,300	388,752
CoreLogic, Inc.	25,000	501,250
DST Systems, Inc. (b)	39,000	1,854,840
Dynamics Research Corporation (a)	2,700	36,369
Forrester Research, Inc. (a)	7,069	251,939
Gartner, Inc. - Class A (a)	300	10,626
Global Cash Access Holdings, Inc. (a)	571,148	1,742,001
Hackett Group, Inc. (The) (a)	5,700	19,893
iGATE Corporation	66,200	1,019,480
Integral Systems, Inc. (a)	45,872	559,180
Lionbridge Technologies, Inc. (a)	182,213	699,698
Mantech International Corporation - Class A (a)	17,674	710,583
MAXIMUS, Inc. (b)	13,245	898,673
NCI, Inc. - Class A (a)	5,162	108,402
Ness Technologies, Inc. (a)	26,206	156,974
NeuStar, Inc. - Class A (a)	200	5,366
Online Resources Corporation (a)	16,300	109,536
PRGX Global, Inc. (a)	23,294	145,355
Sapient Corporation (a)	24,900	297,555
SRA International, Inc. - Class A (a) (b)	144,811	3,863,557
Syntel, Inc. (b)	60,781	3,389,756
TeleTech Holdings, Inc. (a) (b)	86,404	1,849,910
Teradata Corporation (a)	3,300	141,867
TNS, Inc. (a)	28,270	499,814
Total System Services, Inc.	61,000	1,062,010
Virtusa Corporation (a)	51,366	826,993
Wright Express Corporation (a)	400	18,928
		26,420,233
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a) (b)	47,696	1,855,375

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries, Inc. (a)	7,100	109,659
Advanced Micro Devices, Inc. (a)	400	3,132
Alpha & Omega Semiconductor Ltd. (a)	39,763	562,249
Amkor Technology, Inc. (a) (b)	133,300	1,085,062
Amtech Systems, Inc. (a) (b)	41,146	1,053,749
ANADIGICS, Inc. (a)	166,312	1,135,911
Applied Micro Circuits Corporation (a)	137,990	1,357,822
Atheros Communications, Inc. (a)	81,100	3,616,249
Atmel Corporation (a)	3,884	52,589
ATMI, Inc. (a) (b)	38,676	796,726

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Semiconductors & Semiconductor Equipment - 5.5% (Continued)
Avago Technologies Ltd.	700	$20,097
Axcelis Technologies, Inc. (a) (b)	605,267	2,100,276
AXT, Inc. (a) (b)	117,450	1,271,983
Broadcom Corporation - Class A	50	2,255
Brooks Automation, Inc. (a) (b)	280,371	3,291,556
Canadian Solar, Inc. (a)	9,880	138,518
Cirrus Logic, Inc. (a)	43,600	916,908
Cohu, Inc.	58,559	874,871
Conexant Systems, Inc. (a) (b)	677,108	1,415,156
Cymer, Inc. (a)	19,050	925,639
Cypress Semiconductor Corporation (a) (b)	22,700	491,455
Diodes, Inc. (a) (b)	24,495	630,501
DSP Group, Inc. (a)	11,730	87,858
Entegris, Inc. (a) (b)	161,054	1,232,063
Exar Corporation (a)	16,295	104,614
EZchip Semiconductor Ltd. (a) (b)	13,605	404,749
Fairchild Semiconductor International, Inc. (a) (b)	164,400	2,926,320
FormFactor, Inc. (a)	100	855
FSI International, Inc. (a)	36,085	150,835
GSI Technology, Inc. (a) (b)	188,699	1,736,031
GT Solar International, Inc. (a)	78,600	868,137
Ikanos Communications, Inc. (a)	5,500	6,600
Inphi Corporation (a)	8,646	163,669
Integrated Device Technology, Inc. (a) (b)	138,347	882,654
Integrated Silicon Solution, Inc. (a)	123,962	1,291,684
Intel Corporation	100	2,146
International Rectifier Corporation (a)	600	19,218
IXYS Corporation (a)	4,248	48,130
Kulicke & Soffa Industries, Inc. (a)	388,400	3,786,900
Lattice Semiconductor Corporation (a) (b)	126,785	789,871
LTX-Credence Corporation (a) (b)	515,544	4,570,298
Mattson Technology, Inc. (a)	262,190	600,415
Mellanox Technologies Ltd. (a) (b)	21,700	593,495
Micron Technology, Inc. (a)	300	3,162
Microsemi Corporation (a)	23,600	530,764
MKS Instruments, Inc. (a) (b)	77,800	2,233,638
Monolithic Power Systems, Inc. (a)	9,390	137,751
MoSys, Inc. (a)	4,900	28,420
Nanometrics, Inc. (a) (b)	117,929	2,018,944
Nova Measuring Instruments Ltd. (a) (b)	82,425	741,825
Novellus Systems, Inc. (a)	20,543	740,986
NVE Corporation (a)	3,307	192,071
NXP Semiconductors N.V. (a)	100	2,574
OmniVision Technologies, Inc. (a)	306	7,904
Photronics, Inc. (a)	35,975	237,075
PMC-Sierra, Inc. (a) (b)	323,000	2,525,860
QuickLogic Corporation (a)	4	23
Rudolph Technologies, Inc. (a) (b)	175,582	1,766,355
Silicon Image, Inc. (a)	37,000	253,820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Semiconductors & Semiconductor Equipment - 5.5% (Continued)
Skyworks Solutions, Inc. (a)	100	$3,177
Spansion, Inc. - Class A (a) (b)	77,411	1,538,931
Standard Microsystems Corporation (a)	27,000	649,350
SunPower Corporation - Class B (a)	62,900	830,280
Teradyne, Inc. (a)	165,541	2,761,224
Tessera Technologies, Inc. (a) (b)	45,400	786,328
Tower Semiconductor Ltd. (a)	156,882	216,497
Trident Microsystems, Inc. (a)	342,026	509,619
TriQuint Semiconductor, Inc. (a) (b)	9,457	124,454
Ultra Clean Holdings, Inc. (a)	97,307	1,216,337
Ultratech, Inc. (a) (b)	55,696	1,255,109
Varian Semiconductor Equipment Associates, Inc. (a) (b)	74,526	3,312,681
Verigy Ltd. (a)	16,518	220,350
Zoran Corporation (a)	260	2,467
		66,966,881
Software - 2.6%
ACI Worldwide, Inc. (a)	6,095	161,457
Activision Blizzard, Inc.	100	1,129
Adobe Systems, Inc. (a)	100	3,305
Allot Communications Ltd. (a)	38,932	455,115
ANSYS, Inc. (a)	600	31,470
Ariba, Inc. (a)	600	16,854
Aspen Technology, Inc. (a)	59,867	847,118
Bottomline Technologies, Inc. (a)	17,039	390,704
CA, Inc.	85,500	2,034,900
Callidus Software, Inc. (a)	90,412	565,075
CDC Corporation - Class A (a)	87,743	279,023
ClickSoftware Technologies Ltd. (a)	88,542	649,898
Compuware Corporation (a)	25,720	275,718
Convio, Inc. (a)	2,720	24,725
DemandTec, Inc. (a) (b)	209,113	2,519,812
Electronic Arts, Inc. (a)	100	1,559
Epicor Software Corporation (a)	118,663	1,229,349
EPIQ Systems, Inc.	5,386	69,210
ePlus, inc. (a)	200	5,168
Fundtech Ltd. (a)	600	10,332
Glu Mobile, Inc. (a)	117,200	369,180
Interactive Intelligence, Inc. (a) (b)	70,783	2,316,728
JDA Software Group, Inc. (a)	3,900	117,702
Kenexa Corporation (a)	10,399	215,675
Magma Design Automation, Inc. (a)	189,983	1,031,608
McAfee, Inc. (a)	500	23,950
Mentor Graphics Corporation (a)	200	2,547
MICROS Systems, Inc. (a)	4,900	224,126
MicroStrategy, Inc. - Class A (a)	10,013	1,064,983
Monotype Imaging Holdings, Inc. (a) (b)	107,371	1,206,313
Motricity, Inc. (a)	53,250	1,025,329
Net 1 UEPS Technologies, Inc. (a) (b)	124,600	1,440,376
NetScout Systems, Inc. (a) (b)	47,630	1,091,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Software - 2.6% (Continued)
NetSol Technologies, Inc. (a)	175,410	$352,574
Novell, Inc. (a) (b)	412,319	2,482,160
Nuance Communications, Inc. (a)	100	2,033
OPNET Technologies, Inc. (b)	24,273	693,965
Progress Software Corporation (a) (b)	37,950	1,086,888
PROS Holdings, Inc. (a)	900	8,982
Qlik Technologies, Inc. (a)	3,700	85,877
Quest Software, Inc. (a)	4,300	111,026
Radiant Systems, Inc. (a) (b)	119,527	2,181,368
RealD, Inc. (a)	2,200	52,074
RealPage, Inc. (a)	5,900	161,601
Renaissance Learning, Inc.	7,152	75,883
S1 Corporation (a)	1,200	7,728
Smith Micro Software, Inc. (a)	58,346	736,326
Solera Holdings, Inc.	100	5,233
Sonic Solutions, Inc. (a)	115,900	1,690,401
SRS Labs, Inc. (a)	15,900	161,067
SS&C Technologies Holdings, Inc. (a) (b)	48,348	873,648
Symantec Corporation (a)	100	1,761
Synchronoss Technologies, Inc. (a)	12,683	360,958
Synopsys, Inc. (a)	64	1,736
Take-Two Interactive Software, Inc. (a)	10,829	135,092
Taleo Corporation - Class A (a)	100	2,946
TeleCommunication Systems, Inc. (a)	134,607	550,543
TeleNav, Inc. (a)	25,400	266,700
VASCO Data Security International, Inc. (a)	8,041	60,870
Verint Systems, Inc. (a)	1,300	44,798
Websense, Inc. (a)	16,756	321,045
		32,217,401
Materials - 5.7%
Chemicals - 1.8%
Arch Chemicals, Inc.	10,590	383,782
Cabot Corporation (b)	102,400	4,428,800
Cereplast, Inc. (a)	10,500	49,560
China Gengsheng Minerals, Inc. (a)	72,387	192,549
Cytec Industries, Inc. (b)	52,293	2,852,060
Ferro Corporation (a)	22,392	345,285
Georgia Gulf Corporation (a)	77,600	2,066,488
H.B. Fuller Company (b)	136,437	3,109,399
Innophos Holdings, Inc.	7,810	259,058
Innospec, Inc. (a) (b)	32,375	651,385
KMG Chemicals, Inc.	19,893	338,778
Koppers Holdings, Inc.	34,312	1,320,326
Kraton Performance Polymers, Inc. (a)	400	12,556
Kronos Worldwide, Inc.	65	2,849
Landec Corporation (a)	515	3,224
LSB Industries, Inc. (a) (b)	47,533	1,431,694
Minerals Technologies, Inc.	100	6,302
Nalco Holding Company	1,200	36,552

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.7% (Continued)
Chemicals - 1.8% (Continued)
NL Industries, Inc.	1,800	$24,030
OMNOVA Solutions, Inc. (a) (b)	77,935	547,883
PolyOne Corporation (a)	38,293	503,553
Rockwood Holdings, Inc. (a)	200	8,118
RPM International, Inc. (b)	71,071	1,665,193
Solutia, Inc. (a)	1,100	25,762
TPC Group, Inc. (a) (b)	41,090	1,294,335
Westlake Chemical Corporation	666	25,787
Zep, Inc.	4,713	85,164
		21,670,472
Construction Materials - 0.1%
China Advanced Construction Materials Group, Inc. (a)	12,828	55,930
Headwaters, Inc. (a)	140,627	739,698
		795,628
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	2,500	69,225
Aptargroup, Inc.	400	19,224
Bemis Company, Inc.	600	19,530
Graham Packaging Company, Inc. (a) (b)	69,365	1,209,032
Graphic Packaging Holding Company (a)	26,818	127,386
Greif, Inc. - Class A (b)	15,163	956,027
Myers Industries, Inc.	338	3,089
Owens-Illinois, Inc. (a)	100	2,949
Packaging Corporation of America (b)	131,866	3,725,215
Rock-Tenn Company - Class A	12,155	811,346
Silgan Holdings, Inc.	200	7,466
Smurfit-Stone Container Corporation (a)	7,500	280,125
Sonoco Products Company (b)	35,942	1,277,738
Temple-Inland, Inc. (b)	119,100	2,857,209
UFP Technologies, Inc. (a)	21,683	372,080
		11,737,641
Metals & Mining - 2.5%
A.M. Castle & Company (a)	10,515	164,980
Agnico-Eagle Mines Ltd.	100	6,844
AK Steel Holding Corporation	4,100	65,190
Allied Nevada Gold Corporation (a)	2,900	76,676
Almaden Minerals Ltd. (a)	125,900	480,938
Anooraq Resources Corporation (a)	26,500	37,895
Augusta Resource Corporation (a)	154,765	623,703
Aurizon Mines Ltd. (a)	18,025	114,639
Banro Corporation (a)	64,714	201,261
Brigus Gold Corporation (a)	268,147	429,035
Brush Engineered Materials, Inc. (a) (b)	13,324	466,074
Capital Gold Corporation (a)	78,412	375,593
Cardero Resource Corporation (a)	29,800	52,448
Century Aluminum Company (a)	3,500	52,045
China Direct Industries, Inc. (a)	175,217	252,312
China Gerui Advanced Materials Group Ltd. (a)	45,729	267,972
China Precision Steel, Inc. (a)	102,220	167,641

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.7% (Continued)
Metals & Mining - 2.5% (Continued)
Claude Resources, Inc. (a)	180,533	$341,207
Coeur d'Alene Mines Corporation (a)	2,900	67,802
Commercial Metals Company	27,200	454,784
Contango ORE, Inc. (a)	179	1,703
Crosshair Exploration & Mining Corporation (a)	13,300	29,127
Endeavour Silver Corporation (a) (b)	226,428	1,397,061
Entrée Gold, Inc. (a)	114,800	337,512
Exeter Resource Corporation (a) (b)	262,158	1,316,033
Fronteer Gold, Inc. (a)	28,800	283,968
Gammon Gold, Inc. (a)	105,939	797,721
General Moly, Inc. (a) (b)	219,075	1,115,092
Globe Specialty Metals, Inc. (b)	54,373	998,288
Gold Resource Corporation (a)	1,242	28,255
Goldcorp, Inc.	100	4,021
Golden Minerals Company (a) (b)	40,964	802,894
Golden Star Resources Ltd. (a)	141,900	523,611
Great Basin Gold Ltd. (a)	600	1,596
Handy & Harman Ltd. (a)	49	598
Harry Winston Diamond Corporation (a) (b)	69,320	747,963
Haynes International, Inc.	17,165	836,279
Hecla Mining Company (a)	6,900	62,100
Horsehead Holding Corporation (a)	8,300	105,493
IAMGOLD Corporation	200	3,804
International Tower Hill Mines Ltd. (a) (b)	107,949	994,210
Jaguar Mining, Inc. (a)	36,188	215,680
Keegan Resources, Inc. (a)	34,818	256,609
MAG Silver Corporation (a)	48,463	470,576
Mesabi Trust	3,800	126,654
Metalline Mining Company (a)	34,000	38,420
Metals USA Holdings Corporation (a)	33,821	514,079
Midway Gold Corporation (a)	51,500	64,375
Minco Gold Corporation (a)	86,331	200,288
Minefinders Corporation Ltd. (a)	27,073	262,337
Mines Management, Inc. (a)	4,800	14,592
Nevsun Resources Ltd. (a)	118,350	704,183
New Gold, Inc. (a)	45,200	363,408
Noranda Aluminum Holding Corporation (a) (b)	69,592	1,029,266
North American Palladium Ltd. (a) (b)	136,940	895,588
Northern Dynasty Minerals Ltd. (a)	100	1,837
Northgate Minerals Corporation (a)	1,164,582	3,004,622
NovaGold Resources, Inc. (a)	1,700	22,593
Paramount Gold and Silver Corporation (a)	83,400	279,390
Platinum Group Metals Ltd. (a)	3,100	6,913
Puda Coal, Inc. (a)	16,031	198,303
Qiao Xing Universal Resources, Inc. (a)	219,829	538,581
Richmont Mines, Inc. (a)	533	2,319
Rubicon Minerals Corporation (a) (b)	303,201	1,452,333
Schnitzer Steel Industries, Inc. - Class A	800	49,360
Silver Wheaton Corporation (a)	500	15,400

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.7% (Continued)
Metals & Mining - 2.5% (Continued)
Silvercorp Metals, Inc.	17,600	$186,560
Stillwater Mining Company (a)	100	2,168
Taseko Mines Ltd. (a) (b)	153,005	862,948
Terra Nova Royalty Corporation (b)	153,512	1,171,297
Thompson Creek Metals Company, Inc. (a)	3,400	46,036
Timberline Resources Corporation (a)	600	528
U.S. Energy Corporation (a)	79,511	481,837
US Gold Corporation (a)	141,202	903,693
Vista Gold Corporation (a)	641,983	1,617,797
Yamana Gold, Inc.	300	3,390
		31,090,328
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	48,578	1,222,222
Clearwater Paper Corporation (a)	2,233	176,586
Domtar Corporation	10,100	888,093
International Paper Company	100	2,888
KapStone Paper and Packaging Corporation (a)	39,247	668,376
Louisiana-Pacific Corporation (a)	107,399	1,078,286
MeadWestvaco Corporation	5,600	160,328
Neenah Paper, Inc.	6,753	130,063
P.H. Glatfelter Company	3,300	39,699
Verso Paper Corporation (a)	100	467
Wausau Paper Corporation	35,200	301,664
		4,668,672
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
8x8, Inc. (a)	400	1,044
AboveNet, Inc. (a)	10,613	632,110
Alaska Communications Systems Group, Inc.	500	4,600
AT&T, Inc.	100	2,752
BCE, Inc.	300	10,899
Cincinnati Bell, Inc. (a)	374,457	1,067,202
Cogent Communications Group, Inc. (a)	8,730	119,077
Consolidated Communications Holdings, Inc. (b)	74,969	1,330,700
Frontier Communications Corporation	2,274	20,853
General Communication, Inc. - Class A (a)	6,122	74,137
Global Crossing Ltd. (a)	15,816	210,827
Globalstar, Inc. (a)	289,208	387,539
Hughes Communications, Inc. (a) (b)	34,935	2,131,734
IDT Corporation - Class B	14,585	335,893
Level 3 Communications, Inc. (a)	494,241	607,916
Neutral Tandem, Inc. (a)	43,600	659,232
PAETEC Holding Corporation (a)	400	1,580
Premiere Global Services, Inc. (a)	93,136	580,237
Radcom Ltd. (a)	100	1,265
SureWest Communications (a)	22,586	247,543
Towerstream Corporation (a)	59,419	244,806
Verizon Communications, Inc.	100	3,562
Vonage Holdings Corporation (a) (b)	925,960	3,037,149

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Telecommunication Services - 1.0% (Continued)
Diversified Telecommunication Services - 0.9% (Continued)
Windstream Corporation	200	$2,562
		11,715,219
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd.	400	12,216
Clearwire Corporation - Class A (a)	50	265
NTELOS Holdings Corporation (b)	29,564	596,010
Rogers Communications, Inc. - Class B	6,900	240,948
Shenandoah Telecommunications Company	1,000	16,730
Sprint Nextel Corporation (a)	10,900	49,268
		915,437
Utilities - 1.8%
Electric Utilities - 0.5%
ALLETE, Inc.	3,188	117,669
Central Vermont Public Service Corporation	11,645	250,018
Cleco Corporation	200	6,252
DPL, Inc.	3,800	99,484
Great Plains Energy, Inc.	400	7,872
Hawaiian Electric Industries, Inc.	5,444	135,556
IDACORP, Inc. (b)	26,400	986,568
ITC Holdings Corporation	900	59,130
MGE Energy, Inc.	2,707	110,175
Northeast Utilities	600	19,752
NV Energy, Inc. (b)	269,654	3,874,928
PPL Corporation	100	2,579
Unisource Energy Corporation	16,800	601,608
		6,271,591
Gas Utilities - 0.6%
AGL Resources, Inc.	10,100	370,670
Atmos Energy Corporation	1,300	42,380
Chesapeake Utilities Corporation	5,335	208,598
Energen Corporation (b)	58,782	3,285,914
Laclede Group, Inc. (The) (b)	31,780	1,207,640
Nicor, Inc.	1,140	57,536
Northwest Natural Gas Company	100	4,456
Southwest Gas Corporation	12,000	446,880
Star Gas Partners, L.P.	504	2,722
UGI Corporation (b)	81,782	2,563,866
		8,190,662
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corporation (b)	67,693	1,036,380
Dynegy, Inc. (a)	36	226
GenOn Energy, Inc. (a)	1,700	7,038
NRG Energy, Inc. (a)	100	2,075
		1,045,719
Multi-Utilities - 0.3%
Alliant Energy Corporation	600	22,296
Avista Corporation	300	6,795
CenterPoint Energy, Inc.	700	11,305

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Multi-Utilities - 0.3% (Continued)
MDU Resources Group, Inc.	13,600	$288,728
NorthWestern Corporation	37,600	1,061,824
NSTAR	800	34,704
OGE Energy Corporation	500	22,945
Public Service Enterprise Group, Inc.	100	3,243
TECO Energy, Inc.	200	3,682
Vectren Corporation (b)	74,100	1,962,909
Xcel Energy, Inc.	400	9,428
		3,427,859
Water Utilities - 0.3%
American States Water Company (b)	44,639	1,517,726
American Water Works Company, Inc.	1,900	48,450
California Water Service Group (b)	31,504	1,149,896
Cascal N.V. (a)	10,545	66,855
Connecticut Water Service, Inc.	240	5,873
Consolidated Water Company, Inc.	9,196	100,604
Pennichuck Corporation	90	2,529
Tri-Tech Holding, Inc. (a) (b)	53,978	684,441
York Water Company	194	3,273
		3,579,647

Total Common Stocks (Cost $1,095,715,203)		$1,135,519,778

CORPORATE BONDS - 0.0%	Par Value	Value
Financials - 0.0%
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$31	$19

CLOSED-END FUNDS - 3.7%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	100	$667
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	8,900	162,425
Aberdeen Indonesia Fund, Inc.	19,100	233,020
Aberdeen Israel Fund, Inc.	1,400	23,170
Aberdeen Latin America Equity Fund, Inc.	100	3,683
Adams Express Company (The)	100	1,108
Advent/Claymore Convertible Securities & Income Fund	100	1,878
Alliance California Municipal Income Fund, Inc.	100	1,280
Alliance New York Municipal Income Fund, Inc.	100	1,360
AllianceBernstein Global High Income Fund, Inc.	100	1,437
AllianceBernstein Income Fund, Inc.	100	779
AllianceBernstein National Municipal Income Fund, Inc.	100	1,256
Alpine Global Premier Properties Fund	58,326	406,532
Alpine Total Dynamic Dividend Fund	100	604
American Municipal Income Portfolio, Inc.	100	1,330
American Select Portfolio, Inc.	100	1,049
American Strategic Income Portfolio, Inc.	100	1,201

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
American Strategic Income Portfolio, Inc. II	100	$927
American Strategic Income Portfolio, Inc. III	100	786
Asia Pacific Fund, Inc. (The) (a)	400	4,684
Asia Tigers Fund, Inc.	100	1,969
Bancroft Fund Ltd.	100	1,741
BlackRock Apex Municipal Fund, Inc.	100	849
BlackRock California Municipal Income Trust	100	1,244
BlackRock Core Bond Trust	100	1,226
BlackRock Corporate High Yield Fund V, Inc.	100	1,160
BlackRock Corporate High Yield Fund VI, Inc.	100	1,165
BlackRock Credit Allocation Income Trust I, Inc.	21,986	198,973
BlackRock Credit Allocation Income Trust II, Inc.	128,181	1,243,356
BlackRock Credit Allocation Income Trust III	59,886	625,809
BlackRock Credit Allocation Income Trust IV	100	1,213
BlackRock Debt Strategies Fund, Inc.	100	389
BlackRock Florida Municipal 2020 Term Trust	100	1,367
BlackRock High Income Shares	13,001	27,562
BlackRock High Yield Trust	100	661
BlackRock Income Opportunity Trust, Inc.	12,824	121,956
BlackRock Income Trust, Inc.	116,987	793,172
BlackRock Insured Municipal Income Investment Trust	100	1,277
BlackRock Insured Municipal Income Trust	100	1,272
BlackRock Long-Term Municipal Advantage Trust	100	977
BlackRock Muni Intermediate Duration Fund, Inc.	100	1,364
BlackRock Muni New York Intermediate Duration Fund, Inc.	2,715	34,372
BlackRock MuniAssets Fund, Inc.	100	1,150
BlackRock MuniHoldings California Insured Fund, Inc.	100	1,271
BlackRock MuniHoldings Insured Fund II, Inc.	100	1,165
BlackRock MuniHoldings Insured Investment Fund	100	1,239
BlackRock MuniHoldings New Jersey Insured Fund, Inc.	100	1,315
BlackRock MuniYield Arizona Fund, Inc.	100	1,213
BlackRock MuniYield California Fund, Inc.	100	1,275
BlackRock MuniYield California Insured Fund, Inc.	8,848	109,184
BlackRock MuniYield Insured Fund	100	1,217
BlackRock MuniYield Insured Investment Fund	100	1,205
BlackRock MuniYield Investment Fund	100	1,262
BlackRock MuniYield Michigan Insured Fund II, Inc.	27,459	324,016
BlackRock MuniYield Michigan Insured Fund, Inc.	46,784	603,981
BlackRock MuniYield New Jersey Fund, Inc.	100	1,330
BlackRock MuniYield New Jersey Insured Fund, Inc.	100	1,292
BlackRock MuniYield New York Insured Fund, Inc.	100	1,196
BlackRock MuniYield Pennsylvania Insured Fund	5,500	72,820
BlackRock MuniYield Quality Fund II, Inc.	100	1,093
BlackRock MuniYield Quality Fund, Inc.	100	1,298
BlackRock New York Insured Municipal Income Trust	9,500	118,465
BlackRock Pennsylvania Strategic Municipal Trust	100	1,208
BlackRock S&P Quality Rankings Global Equity Managed Trust	100	1,338
BlackRock Strategic Bond Trust	100	1,286
BlackRock Strategic Dividend Achievers Trust	6,279	66,118
BlackRock Strategic Municipal Trust	100	1,183

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
Boulder Growth & Income Fund, Inc. (a)	100	$640
Boulder Total Return Fund, Inc. (a)	100	1,595
Calamos Global Dynamic Income Fund	100	857
Calamos Strategic Total Return Fund	171,164	1,590,114
Central Europe & Russia Fund, Inc. (The)	6,500	275,925
Central Securities Corporation	3,600	80,280
China Fund, Inc. (The)	51,381	1,597,435
Claymore Dividend & Income Fund	13,559	206,368
ClearBridge Energy MLP Fund, Inc.	5,894	127,487
Clough Global Allocation Fund	100	1,551
Clough Global Equity Fund	100	1,484
Clough Global Opportunities Fund	100	1,331
Cohen & Steers Closed-End Opportunity Fund, Inc.	5,110	66,941
Cohen & Steers Dividend Majors Fund, Inc.	73,466	946,977
Cohen & Steers Infrastructure Fund, Inc.	100	1,698
Cohen & Steers Quality Income Realty Fund, Inc.	100	919
Cohen & Steers REIT and Preferred Income Fund, Inc.	89,411	1,284,836
DCA Total Return Fund	39,544	137,218
Delaware Investments Arizona Municipal Income Fund, Inc.	3,300	41,481
Delaware Investments Colorado Municipal Income Fund, Inc.	100	1,315
Delaware Investments Minnesota Municipal Income Fund II	10,810	134,476
Delaware Investments National Municipal Income Fund	400	4,732
Denali Fund (The) (a)	100	1,643
Diamond Hill Financial Trends Fund, Inc.	3,500	34,440
Dreyfus Municipal Income, Inc.	100	853
DTF Tax-Free Income, Inc.	15,572	220,500
DWS Global High Income Fund, Inc.	100	789
DWS High Income Opportunities Fund, Inc.	100	1,433
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	100	1,873
DWS Strategic Income Trust	100	1,277
Eagle Capital Growth Fund, Inc.	500	3,370
Eaton Vance California Municipal Income Trust	100	1,107
Eaton Vance Enhanced Equity Income Fund	36,988	458,281
Eaton Vance Michigan Municipal Bond Fund	100	1,209
Eaton Vance Michigan Municipal Income Trust	100	1,132
Eaton Vance National Municipal Opportunities Trust	87,411	1,570,776
Eaton Vance Ohio Municipal Income Trust	100	1,220
Eaton Vance Pennsylvania Municipal Income Trust	100	1,211
Eaton Vance Risk-Managed Diversified Equity Income Fund	100	1,297
Eaton Vance Short Duration Diversified Income Fund	100	1,684
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	100	2,098
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	36,900	479,700
Eaton Vance Tax-Managed Diversified Equity Income Fund	100	1,132
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	131,189	1,603,130
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100	1,065
Ellsworth Fund Ltd.	100	749
Equus Total Return, Inc. (a)	100	248

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
European Equity Fund, Inc. (The)	14,205	$110,373
Federated Premier Intermediate Municipal Income Fund	100	1,241
First Opportunity Fund, Inc. (a)	69,377	500,902
First Trust Enhanced Equity Income Fund	76,056	937,010
First Trust High Income Long/Short Fund	14,250	269,325
First Trust Strategic High Income Fund	32,924	109,637
First Trust Strategic High Income Fund II	39,177	186,091
First Trust Strategic High Income Fund III	20,795	90,250
First Trust/Aberdeen Emerging Opportunity Fund	100	2,058
Fort Dearborn Income Securities, Inc.	100	1,536
Foxby Corporation (a)	200	236
Franklin Templeton Limited Duration Income Trust	100	1,320
Franklin Universal Trust	100	637
Gabelli Dividend & Income Trust	80,889	1,261,868
Gabelli Global Deal Fund (The)	47,678	638,408
Gabelli Global Multimedia Trust, Inc.	100	851
Gabelli Healthcare & WellnessRx Trust (The) (a)	6,362	44,852
General American Investors Company, Inc.	29,932	807,565
Global Income & Currency Fund, Inc.	100	1,422
Greater China Fund, Inc.	68,811	887,662
Guggenheim Build America Bonds Managed Duration Trust	6,489	118,100
Guggenheim Enhanced Equity Income Fund	1,500	13,815
H&Q Healthcare Investors	100	1,419
H&Q Life Sciences Investors	100	1,148
Helios Advantage Income Fund, Inc.	100	778
Helios High Income Fund, Inc.	100	742
Helios High Yield Fund	2,522	22,925
Helios Multi-Sector High Income Fund, Inc.	26,777	136,296
Helios Strategic Income Fund, Inc.	5,560	29,746
Helios Strategic Mortgage Income Fund, Inc.	100	614
Helios Total Return Fund, Inc.	100	578
Herzfeld Caribbean Basin Fund, Inc. (a)	100	728
India Fund, Inc.	100	2,985
ING Clarion Global Real Estate Income Fund	100	809
Invesco California Insured Municipal Income Trust	21,342	264,214
Invesco California Quality Municipal Securities	100	1,122
Invesco Insured California Municipal Securities	100	1,242
Invesco Insured Municipal Bond Trust	100	1,245
Invesco Insured Municipal Income Trust	47,678	618,860
Invesco Insured Municipal Securities	100	1,266
Invesco Insured Municipal Trust	100	1,298
Invesco Municipal Income Opportunities Trust	5,131	30,889
Invesco Municipal Income Opportunities Trust II	43,960	288,817
Invesco Municipal Income Opportunities Trust III	26,301	185,948
Invesco Municipal Premium Income Trust	100	742
Invesco New York Quality Municipal Securities	100	1,303
Invesco Quality Municipal Income Trust	100	1,181
Invesco Quality Municipal Investment Trust	100	1,203
Invesco Quality Municipal Securities	23,062	292,657
Invesco Van Kampen Advantage Municipal Income Trust II	100	1,097
Invesco Van Kampen Bond Fund	100	1,834

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	100	$1,259
Invesco Van Kampen Select Sector Municipal Trust	100	1,086
Invesco Van Kampen Trust For Insured Municipals	100	1,171
Japan Equity Fund, Inc. (The)	2,400	14,832
JF China Region Fund, Inc. (a)	100	1,570
John Hancock Bank and Thrift Opportunity Fund	100	1,754
John Hancock Preferred Income	100	1,847
John Hancock Preferred Income Fund II	100	1,841
John Hancock Preferred Income Fund III	100	1,598
John Hancock Tax-Advantaged Dividend Income Fund	100	1,548
Korea Equity Fund, Inc. (a)	50,842	650,269
Latin American Discovery Fund, Inc.	100	1,862
Lazard Global Total Return & Income Fund, Inc.	100	1,529
Lazard World Dividend & Income Fund, Inc.	3,466	43,880
Liberty All-Star Equity Fund	100	506
Liberty All-Star Growth Fund, Inc.	100	428
LMP Capital and Income Fund, Inc.	100	1,258
LMP Real Estate Income Fund, Inc.	100	1,025
Macquarie Global Infrastructure Total Return Fund, Inc.	42,278	730,141
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	100	1,501
Madison Strategic Sector Premium Fund	8,092	104,225
Madison/Claymore Covered Call & Equity Strategy Fund	31,747	286,358
Malaysia Fund, Inc. (a)	3,398	38,024
Managed Duration Investment Grade Municipal Fund	100	1,268
Mexico Equity and Income Fund, Inc. (The)	600	6,774
Mexico Fund, Inc. (The)	8,414	235,508
MFS Charter Income Trust	100	926
MFS InterMarket Income Trust I	14,725	120,892
MFS Investment Grade Municipal Trust	7,307	62,329
MFS Multimarket Income Trust	27,308	185,148
Montgomery Street Income Securities, Inc.	2,100	32,697
Morgan Stanley Asia-Pacific Fund, Inc.	100	1,712
Morgan Stanley Eastern Europe Fund, Inc. (a)	11,300	214,248
Morgan Stanley Emerging Markets Debt Fund, Inc.	100	1,051
Morgan Stanley Emerging Markets Fund, Inc.	2,800	42,980
Morgan Stanley Frontier Emerging Markets Fund	18,000	257,220
Morgan Stanley Income Securities, Inc.	100	1,655
Neuberger Berman California Intermediate Municipal Fund, Inc.	8,613	118,343
Neuberger Berman Intermediate Municipal Fund, Inc.	100	1,370
Neuberger Berman New York Intermediate Municipal Fund, Inc.	100	1,332
Neuberger Berman Real Estate Securities Income Fund, Inc.	78,777	316,684
New Germany Fund, Inc. (The)	100	1,659
New Ireland Fund, Inc. (The)	17,243	125,012
NFJ Dividend, Interest & Premium Strategy Fund	100	1,760
Nuveen Arizona Dividend Advantage Municipal Fund	671	8,119
Nuveen Arizona Dividend Advantage Municipal Fund 2	3,100	38,998
Nuveen Arizona Dividend Advantage Municipal Fund 3	2,568	31,381

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
Nuveen Arizona Premium Income Municipal Fund, Inc.	5,000	$61,950
Nuveen California Dividend Advantage Municipal Fund	100	1,195
Nuveen California Dividend Advantage Municipal Fund 2	100	1,296
Nuveen California Dividend Advantage Municipal Fund 3	100	1,168
Nuveen California Investment Quality Municipal Fund, Inc.	100	1,231
Nuveen California Municipal Market Opportunity Fund	100	1,235
Nuveen California Municipal Value Fund	63,782	533,855
Nuveen California Municipal Value Fund 2	10,000	139,400
Nuveen California Performance Plus Municipal Fund, Inc.	100	1,207
Nuveen California Premium Income Municipal Fund	100	1,201
Nuveen California Quality Income Municipal Fund	100	1,275
Nuveen California Select Quality Municipal Fund, Inc.	100	1,253
Nuveen California Select Tax-Free Income Portfolio	9,361	119,166
Nuveen Connecticut Dividend Advantage Municipal Fund	100	1,336
Nuveen Connecticut Dividend Advantage Municipal Fund 2	100	1,324
Nuveen Connecticut Dividend Advantage Municipal Fund 3	6,400	80,768
Nuveen Connecticut Premium Income Municipal Fund	100	1,284
Nuveen Diversified Commodity Fund	2,400	62,496
Nuveen Diversified Dividend & Income Fund	100	1,125
Nuveen Dividend Advantage Municipal Fund	100	1,263
Nuveen Dividend Advantage Municipal Fund 2	100	1,293
Nuveen Dividend Advantage Municipal Fund 3	100	1,303
Nuveen Enhanced Municipal Value Fund	100	1,219
Nuveen Georgia Dividend Advantage Municipal Fund	100	1,359
Nuveen Georgia Dividend Advantage Municipal Fund 2	100	1,270
Nuveen Georgia Premium Income Municipal Fund	750	9,517
Nuveen Insured California Dividend Advantage Municipal Fund	100	1,281
Nuveen Insured California Premium Income Municipal Fund, Inc.	100	1,271
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	100	1,195
Nuveen Insured California Tax-Free Advantage Municipal Fund	100	1,184
Nuveen Insured Dividend Advantage Municipal Fund	100	1,347
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	100	1,328
Nuveen Insured Municipal Opportunity Fund, Inc.	100	1,330
Nuveen Insured New York Dividend Advantage Municipal Fund	19,166	252,608
Nuveen Insured New York Premium Income Municipal Fund	16,860	225,418
Nuveen Insured New York Tax Free Advantage Municipal Fund	400	5,256
Nuveen Insured Premium Income Municipal Fund 2	3,100	35,743
Nuveen Insured Quality Municipal Fund, Inc.	100	1,232
Nuveen Insured Tax-Free Advantage Municipal Fund	100	1,295
Nuveen Investment Quality Municipal Fund, Inc.	100	1,311
Nuveen Maryland Dividend Advantage Municipal Fund	300	3,858
Nuveen Maryland Dividend Advantage Municipal Fund 2	5,900	75,520
Nuveen Maryland Dividend Advantage Municipal Fund 3	8,120	103,449
Nuveen Maryland Premium Income Municipal Fund	100	1,340

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
Nuveen Massachusetts Dividend Advantage Municipal Fund	100	$1,300
Nuveen Massachusetts Premium Income Municipal Fund	100	1,320
Nuveen Michigan Dividend Advantage Municipal Fund	700	8,449
Nuveen Michigan Premium Income Municipal Fund, Inc.	16,800	214,368
Nuveen Michigan Quality Income Municipal Fund, Inc.	24,897	318,184
Nuveen Multi-Currency Short-Term Government Income Fund	99,849	1,359,943
Nuveen Multi-Strategy Income and Growth Fund	110,876	928,032
Nuveen Multi-Strategy Income and Growth Fund 2	158,895	1,395,098
Nuveen New Jersey Dividend Advantage Municipal Fund	3,649	45,503
Nuveen New Jersey Dividend Advantage Municipal Fund 2	100	1,265
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	41,336	522,074
Nuveen New Jersey Municipal Value Fund	3,701	51,000
Nuveen New Jersey Premium Income Municipal Fund, Inc.	26,339	347,675
Nuveen New York Dividend Advantage Municipal Fund	1,400	17,780
Nuveen New York Dividend Advantage Municipal Fund 2	4,800	61,296
Nuveen New York Investment Quality Municipal Fund	37,502	493,526
Nuveen New York Municipal Value Fund	100	899
Nuveen New York Municipal Value Fund 2	10,700	145,627
Nuveen New York Performance Plus Municipal Fund, Inc.	100	1,409
Nuveen New York Quality Income Municipal Fund, Inc.	24,907	333,256
Nuveen New York Select Quality Municipal Fund, Inc.	39,485	525,940
Nuveen New York Select Tax-Free Income Portfolio	100	1,314
Nuveen Ohio Dividend Advantage Municipal Fund	100	1,340
Nuveen Ohio Dividend Advantage Municipal Fund 2	2,433	31,386
Nuveen Ohio Dividend Advantage Municipal Fund 3	100	1,350
Nuveen Ohio Quality Income Municipal Fund	100	1,448
Nuveen Pennsylvania Dividend Advantage Municipal Fund	8,990	113,903
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	9,200	118,864
Nuveen Pennsylvania Investment Quality Municipal Fund	22,244	289,617
Nuveen Pennsylvania Municipal Value Fund	100	1,396
Nuveen Pennsylvania Premium Income Municipal Fund 2	21,430	260,374
Nuveen Premier Insured Municipal Income Fund, Inc.	100	1,301
Nuveen Premier Municipal Income Fund, Inc.	100	1,276
Nuveen Premium Income Municipal Fund 2	100	1,313
Nuveen Premium Income Municipal Fund 4	100	1,169
Nuveen Quality Preferred Income Fund	100	745
Nuveen Quality Preferred Income Fund 2	100	798
Nuveen Quality Preferred Income Fund 3	100	786
Nuveen Select Maturities Municipal Fund	100	964
Nuveen Select Tax-Free Income Portfolio	100	1,324
Nuveen Select Tax-Free Income Portfolio 2	100	1,246
Nuveen Select Tax-Free Income Portfolio 3	200	2,578
Nuveen Tax-Advantaged Dividend Growth Fund	4,410	56,933
Pacholder High Yield Fund, Inc.	100	845
Petroleum & Resources Corporation	100	2,903
Putnam Managed Municipal Income Trust	100	674
RENN Global Entrepreneurs Fund (a)	4,423	8,758
RiverSource LaSalle International Real Estate Fund, Inc.	100	963
Rivus Bond Fund	100	1,784
RMR Asia Pacific Real Estate Fund (a)	100	1,833
RMR Real Estate Income Fund	100	3,026

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.7% (Continued)	Shares	Value
Royce Focus Trust, Inc. (a)	12,000	$91,440
Royce Micro-Cap Trust, Inc.	76,052	731,620
Royce Value Trust, Inc.	111,167	1,600,805
Singapore Fund, Inc. (The)	100	1,488
Source Capital, Inc.	400	21,676
Stone Harbor Emerging Markets Income Fund (a)	627	15,142
Strategic Global Income Fund, Inc.	100	1,061
SunAmerica Focused Alpha Growth Fund, Inc.	100	1,767
SunAmerica Focused Alpha Large-Cap Fund, Inc.	100	1,604
Swiss Helvetia Fund, Inc. (The)	5,105	68,407
Taiwan Fund, Inc.	100	1,957
Taiwan Greater China Fund (The) (a)	100	760
TCW Strategic Income Fund, Inc.	100	523
Templeton Dragon Fund, Inc.	51,783	1,561,775
Thai Capital Fund, Inc. (The)	40,823	484,161
Thai Fund, Inc. (The)	69,983	813,902
Tortoise Power and Energy Infrastructure Fund, Inc.	100	2,401
Tri-Continental Corporation	100	1,404
TS&W/Claymore Tax-Advantaged Balanced Fund	100	1,075
Turkish Investment Fund, Inc. (The)	26,474	409,023
Wells Fargo Advantage Multi-Sector Income Fund	38,827	587,841
Western Asset Emerging Markets Debt Fund, Inc.	100	1,809
Western Asset Emerging Markets Income Fund, Inc.	73,734	943,795
Western Asset High Yield Defined Opportunity Fund, Inc.	7,525	142,523
Western Asset Income Fund	100	1,278
Western Asset Intermediate Muni Fund, Inc.	100	912
Western Asset Municipal Defined Opportunity Trust, Inc.	15,339	298,037
Western Asset Municipal High Income Fund, Inc.	47,709	333,009
Western Asset Municipal Partners Fund, Inc.	9,033	115,893
Western Asset Variable Rate Strategic Fund, Inc.	4,700	77,362
Western Asset Worldwide Income Fund, Inc.	26,401	342,157
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100	1,250
Zweig Fund, Inc.	100	337
Zweig Total Return Fund, Inc. (The)	100	354
Total Closed-End Funds (Cost $45,883,516)		$45,797,328

EXCHANGE-TRADED FUNDS - 0.1%	Shares	Value
First Trust NASDAQ-100 Equal Weighted Index Fund	100	$2,424
SPDR Morgan Stanley Technology ETF	56	3,837
Vanguard Extended Duration Treasury ETF (b)	7,609	590,990
WisdomTree Earnings 500 Fund	35	1,544
Total Exchange-Traded Funds (Cost $694,196)		$598,795

RIGHTS - 0.0%	Shares	Value
KHD Humboldt Wedag International AG (c) (Cost $10,675)	10,216	$20,038

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.3%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $40,212,649)	40,212,649	$40,212,649

Total Investments at Value - 99.7% (Cost $1,182,516,239)		$1,222,148,607

Other Assets in Excess of Liabilities - 0.3%		3,612,918

Net Assets - 100.0%		$1,225,761,525

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Fair value priced (Note 1). Fair valued securities totaled $78,061 at January 31, 2011, representing 0.0% of net assets.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2011 (Unaudited)

COMMON STOCKS - 63.6%	Shares	Value
Consumer Discretionary - 11.5%
Auto Components - 0.2%
Amerigon, Inc.	31,444	$342,425
Ballard Power Systems, Inc.	100	166
China Automotive Systems, Inc.	24,037	322,336
Cooper Tire & Rubber Company	1	23
Fuel Systems Solutions, Inc.	84,874	2,209,270
Icahn Enterprises, L.P.	100	4,050
		2,878,270
Automobiles - 0.0%
Kandi Technologies Corporation	17,206	71,663
Tesla Motors, Inc.	16,167	389,625
Winnebago Industries, Inc.	1,001	14,915
		476,203
Distributors - 0.3%
Core-Mark Holding Company, Inc.	13,926	471,256
LKQ Corporation	12,800	309,248
Pool Corporation	112,669	2,746,870
		3,527,374
Diversified Consumer Services - 1.6%
American Public Education, Inc.	7,795	261,600
Bridgepoint Education, Inc.	89,580	1,635,731
Capella Education Company	45,286	2,592,624
Career Education Corporation	93,600	2,100,384
Corinthian Colleges, Inc.	635,354	3,354,669
CPI Corporation	6,740	134,126
DeVry, Inc.	17,000	885,870
Education Management Corporation	189,078	3,477,144
Hillenbrand, Inc.	44,400	959,484
Learning Tree International, Inc.	100	868
Pre-Paid Legal Services, Inc.	15,020	988,917
Princeton Review, Inc. (The)	2,800	3,122
Service Corporation International	27,600	239,292
Stewart Enterprises, Inc. - Class A	471,689	3,009,376
Strayer Education, Inc.	3,200	384,000
		20,027,207
Hotels, Restaurants & Leisure - 1.3%
Ambassadors Group, Inc.	625	6,900
BJ's Restaurants, Inc.	7,320	258,616
Bluegreen Corporation	110	385
Buffalo Wild Wings, Inc.	1,700	74,409
CEC Entertainment, Inc.	800	29,560
Cheesecake Factory, Inc. (The)	30,300	894,153
Cracker Barrel Old Country Store, Inc.	45,220	2,327,926
Darden Restaurants, Inc.	300	14,133
DineEquity, Inc.	54,987	2,836,229
Gaylord Entertainment Company	31,100	1,036,874
Jack in the Box, Inc.	30,840	676,630
Life Time Fitness, Inc.	13,800	550,344

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Discretionary - 11.5% (Continued)
Hotels, Restaurants & Leisure - 1.3% (Continued)
Morgans Hotel Group Company	27,872	$251,823
O'Charley's, Inc.	3,533	24,448
P.F. Chang's China Bistro, Inc.	41,103	1,892,382
Papa John's International, Inc.	10,020	287,574
Peet's Coffee & Tea, Inc.	76,254	2,909,853
Pinnacle Entertainment, Inc.	21,200	319,696
Red Lion Hotels Corporation	400	3,068
Red Robin Gourmet Burgers, Inc.	3,100	63,984
Ruby Tuesday, Inc.	62,900	847,892
Six Flags Entertainment Corporation	3,442	204,248
Speedway Motorsports, Inc.	13,666	197,884
Town Sports International Holdings, Inc.	400	1,652
Universal Travel Group	50,612	371,998
		16,082,661
Household Durables - 1.6%
American Greetings Corporation - Class A	118,557	2,576,244
Brookfield Homes Corporation	22,130	312,476
Cavco Industries, Inc.	6,775	279,062
Comstock Homebuilding Companies, Inc. - Class A	2,103	2,671
D.R. Horton, Inc.	100	1,239
Deer Consumer Products, Inc.	28,987	326,394
Ethan Allen Interiors, Inc.	77,411	1,734,006
Furniture Brands International, Inc.	60,758	273,411
Garmin Ltd.	84	2,590
Hooker Furniture Corporation	6,034	80,916
Hovnanian Enterprises, Inc. - Class A	374,782	1,656,536
KB Home	101,900	1,512,196
La-Z-Boy, Inc.	14,600	121,472
Lifetime Brands, Inc.	299	3,627
MDC Holdings, Inc.	32,000	989,120
PulteGroup, Inc.	400,750	3,161,917
Ryland Group, Inc. (The)	132,889	2,365,424
Sealy Corporation	379,775	1,006,404
SodaStream International Ltd.	1,501	64,528
Toll Brothers, Inc.	133,800	2,708,112
		19,178,345
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc.	3,500	9,590
Blue Nile, Inc.	68,939	3,919,182
Geeknet, Inc.	200	3,800
Liberty Media Corporation - Interactive - Series A	500	7,920
NutriSystem, Inc.	157,154	2,979,640
Overstock.com, Inc.	127,092	1,896,213
PetMed Express, Inc.	263,775	3,980,365
Shutterfly, Inc.	53	1,764
		12,798,474
Leisure Equipment & Products - 0.8%
Brunswick Corporation	117,670	2,343,986
Callaway Golf Company	219,211	1,611,201

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Discretionary - 11.5% (Continued)
Leisure Equipment & Products - 0.8% (Continued)
Eastman Kodak Company	20,700	$75,762
JAKKS Pacific, Inc.	169,567	2,931,814
Steinway Musical Instruments, Inc.	100	1,911
Sturm Ruger & Company, Inc.	154,552	2,304,370
		9,269,044
Media - 1.0%
A.H. Belo Corporation	800	6,488
Ballantyne Strong, Inc.	38,091	286,444
Belo Corporation	50,894	343,026
China MediaExpress Holdings, Inc.	106,999	1,908,862
China Yida Holding Company	100	954
E.W. Scripps Company - Class A	20,600	187,048
Emmis Communications Corporation - Class A	600	612
Entercom Communications Corporation - Class A	48,418	474,496
Fisher Communications, Inc.	152	3,669
Gannett Company, Inc.	36	531
Lee Enterprises, Inc.	12,197	35,127
LodgeNet Interactive Corporation	15,677	53,929
Martha Stewart Living Omnimedia, Inc. - Class A	443,021	1,714,491
McClatchy Company (The) - Class A	661,552	3,373,915
Media General, Inc.	218,271	1,095,720
Radio One, Inc. - Class D	20,000	25,000
Rentrak Corporation	5,072	139,201
Scholastic Corporation	90	2,676
Spanish Broadcasting System, Inc.	120	113
SuperMedia, Inc.	103,013	732,423
Valassis Communications, Inc.	22,000	667,480
Viacom, Inc. - Class A	26,752	1,274,465
World Wrestling Entertainment, Inc. - Class A	20,335	245,037
		12,571,707
Multiline Retail - 0.5%
Big Lots, Inc.	94,600	3,007,334
Bon-Ton Stores, Inc. (The)	100,849	1,118,415
Sears Holdings Corporation	18,700	1,409,419
		5,535,168
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc.	100	219
AutoNation, Inc.	200	5,742
Barnes & Noble, Inc.	277,311	4,367,648
Blockbuster, Inc. - Class A	100,400	10,753
Borders Group, Inc.	9,600	7,008
Brown Shoe Company, Inc.	79,246	1,004,047
Buckle, Inc. (The)	50,686	1,812,024
Cabela's, Inc. - Class A	53,800	1,339,620
Cache, Inc.	167	628
Casual Male Retail Group, Inc.	8,829	37,082
Chico's FAS, Inc.	7,100	77,532
Children's Place Retail Stores, Inc. (The)	4,600	192,694
Citi Trends, Inc.	200	4,580

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Discretionary - 11.5% (Continued)
Specialty Retail - 2.3% (Continued)
Conn's, Inc.	283,328	$1,252,310
Cost Plus, Inc.	69,450	590,325
DSW, Inc. - Class A	46,000	1,531,340
Finish Line, Inc. (The)	143,277	2,205,033
Group 1 Automotive, Inc.	16,912	639,950
Hastings Entertainment, Inc.	100	554
Haverty Furniture Companies, Inc.	22,218	267,505
hhgregg, Inc.	176,036	3,226,740
Jos. A. Bank Clothiers, Inc.	1,800	76,914
Lumber Liquidators Holdings, Inc.	123,518	3,451,093
MarineMax, Inc.	22,730	205,479
Men's Warehouse, Inc. (The)	21,400	560,894
Midas, Inc.	276	1,962
Monro Muffler Brake, Inc.	1,901	62,869
Office Depot, Inc.	78,718	413,269
OfficeMax, Inc.	28,500	457,995
Rent-A-Center, Inc.	21,200	630,488
Rue21, Inc.	12,260	361,670
Sonic Automotive, Inc. - Class A	167,299	2,082,873
Syms Corporation	1,921	12,141
Systemax, Inc.	950	12,977
Talbots, Inc. (The)	170,312	929,904
West Marine, Inc.	8	102
Zale Corporation	28,126	131,348
		27,965,312
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	24,652	682,860
Cherokee, Inc.	6,121	98,120
CROCS, Inc.	2,100	34,419
Culp, Inc.	86	859
DGSE Companies, Inc.	400	1,776
G-III Apparel Group Ltd.	57,356	2,001,151
Heelys, Inc.	200	596
Iconix Brand Group, Inc.	70,700	1,403,395
Joe's Jeans, Inc.	100	153
Jones Group, Inc. (The)	34,600	439,074
K-Swiss, Inc. - Class A	83,406	959,169
lululemon athletica, Inc.	244	16,758
Maidenform Brands, Inc.	500	12,870
Oxford Industries, Inc.	20,900	494,703
R.G. Barry Corporation	7,837	82,915
Rocky Brands, Inc.	100	1,100
Skechers U.S.A., Inc. - Class A	27,100	557,447
True Religion Apparel, Inc.	130,854	2,689,050
Volcom, Inc.	101,322	1,681,945
Warnaco Group, Inc. (The)	800	40,864
		11,199,224

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Staples - 3.0%
Beverages - 0.0%
Boston Beer Company, Inc. - Class A	1,500	$135,015
China New Borun Corporation	8,370	116,510
Jones Soda Company	9,800	13,720
MGP Ingredients, Inc.	56	529
		265,774
Food & Staples Retailing - 0.5%
Great Atlantic & Pacific Tea Company, Inc. (The)	821,866	175,057
Nash Finch Company	17,538	660,657
QKL Stores, Inc.	180	594
Spartan Stores, Inc.	13,607	197,165
SUPERVALU, Inc.	275,400	2,007,666
United Natural Foods, Inc.	80,600	2,982,200
Weis Markets, Inc.	3,185	125,903
		6,149,242
Food Products - 1.8%
AgFeed Industries, Inc.	3,863	9,735
Alico, Inc.	1,100	27,621
American Lorain Corporation	300	867
Calavo Growers, Inc.	22,269	513,968
Cal-Maine Foods, Inc.	148,099	4,200,088
China Marine Food Group Ltd.	49,381	195,549
Dean Foods Company	438,900	4,454,835
Diamond Foods, Inc.	72,290	3,597,873
Feihe International, Inc.	189,803	1,806,925
John B. Sanfilippo & Son, Inc.	2,156	24,492
Lancaster Colony Corporation	27,350	1,519,839
Limoneira Company	178	4,005
Seneca Foods Corporation - Class A	20,233	562,477
Tootsie Roll Industries, Inc.	60,719	1,679,488
TreeHouse Foods, Inc.	24,000	1,148,400
Zhongpin, Inc.	102,003	1,927,857
		21,674,019
Household Products - 0.0%
Central Garden & Pet Company - Class A	28,300	268,284
Oil-Dri Corporation of America	1,572	29,994
		298,278
Personal Products - 0.4%
China Sky One Medical, Inc.	53,434	282,132
China-Biotics, Inc.	193,814	2,812,241
Medifast, Inc.	26,342	630,101
Nutraceutical International Corporation	1,157	16,048
Schiff Nutrition International, Inc.	13	96
Synutra International, Inc.	48,782	576,603
		4,317,221
Tobacco - 0.3%
Alliance One International, Inc.	187,344	717,527
Star Scientific, Inc.	772,926	1,221,223
Universal Corporation	48,375	1,832,929

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Staples - 3.0% (Continued)
Tobacco - 0.3% (Continued)
Vector Group Ltd.	17,384	$278,318
		4,049,997
Energy - 4.9%
Energy Equipment & Services - 0.9%
Dawson Geophysical Company	21,990	743,482
ENGlobal Corporation	400	1,804
Exterran Holdings, Inc.	60,020	1,489,096
Geokinetics, Inc.	20,083	170,906
Helix Energy Solutions Group, Inc.	42,250	523,900
Hornbeck Offshore Services, Inc.	49,480	1,174,655
Key Energy Services, Inc.	44,498	592,268
Lufkin Industries, Inc.	10,589	706,498
Newpark Resources, Inc.	486,142	2,907,129
PHI, Inc.	1,322	27,260
Precision Drilling Corporation	1,700	17,867
Seahawk Drilling, Inc.	118,979	826,309
SulphCo, Inc.	278,209	52,860
Tesco Corporation	11,200	170,968
Tidewater, Inc.	14,000	832,860
Willbros Group, Inc.	49,389	590,693
		10,828,555
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corporation	86,807	415,805
Alliance Resource Partners, L.P.	100	7,025
Amyris, Inc.	200	6,312
Atlas Pipeline Holdings, L.P.	79,881	1,098,364
Atlas Pipeline Partners, L.P.	839	20,354
ATP Oil & Gas Corporation	243,185	4,124,418
Berry Petroleum Company - Class A	50,040	2,335,367
Bill Barrett Corporation	66,134	2,710,171
BP Prudhoe Bay Royalty Trust	108	12,736
BPZ Resources, Inc.	537,646	3,091,464
Buckeye Partners, L.P.	876	56,642
Callon Petroleum Company	251	2,186
Cheniere Energy Partners, L.P.	43,149	962,223
Cheniere Energy, Inc.	122,557	895,892
China Integrated Energy, Inc.	102,386	623,531
China North East Petroleum Holdings Ltd.	14,978	80,432
Clean Energy Fuels Corporation	204,247	2,424,412
Comstock Resources, Inc.	1,900	52,630
Contango Oil & Gas Company	16,873	978,634
Crosstex Energy, L.P.	43,059	655,789
DCP Midstream Partners, L.P.	1,310	51,693
DHT Holdings, Inc.	144,790	736,981
Dominion Resources Black Warrior Trust	100	1,567
Duncan Energy Partners, L.P.	100	3,287
El Paso Corporation	50	794
El Paso Pipeline Partners, L.P.	100	3,473
Enbridge Energy Management, LLC	6,101	389,878

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 4.0% (Continued)
Equal Energy Ltd.	100	$637
Exxon Mobil Corporation	400	32,272
Genesis Energy, L.P.	2,465	68,330
GeoGlobal Resources, Inc.	22,523	17,117
GMX Resources, Inc.	220,587	1,151,464
GreenHunter Energy, Inc.	1,400	1,218
Harvest Natural Resources, Inc.	41,997	467,007
Hess Corporation	1	84
Houston American Energy Corporation	137,351	2,146,796
Hyperdynamics Corporation	187,181	780,545
International Coal Group, Inc.	58,700	542,975
Isramco, Inc.	200	13,284
Knightsbridge Tankers Ltd.	3,600	86,454
Kodiak Oil & Gas Corporation	55,148	350,190
K-Sea Transportation Partners, L.P.	300	1,539
L & L Energy, Inc.	69,481	590,588
Longwei Petroleum Investment Holding Ltd.	25,758	65,168
Lucas Energy, Inc.	5,400	12,312
Magnum Hunter Resources Corporation	57,592	405,448
McMoRan Exploration Company	129,300	2,023,545
Miller Petroleum, Inc.	136,595	689,805
Natural Resource Partners, L.P.	100	3,637
Northern Oil & Gas, Inc.	7,320	201,812
Oilsands Quest, Inc.	34,276	18,852
Overseas Shipholding Group, Inc.	69,300	2,303,532
Pacific Ethanol, Inc.	79,934	67,944
Penn Virginia Corporation	129,946	2,258,461
Penn Virginia Resource Partners, L.P.	27,241	763,293
Petroleum Development Corporation	10,167	462,700
PetroQuest Energy, Inc.	85	666
Provident Energy Ltd.	500	4,040
QEP Resources, Inc.	1,400	56,896
Rentech, Inc.	88,083	108,342
Rex Energy Corporation	214,702	2,583,939
Rosetta Resources, Inc.	3,700	147,815
Royale Energy, Inc.	1,600	3,664
San Juan Basin Royalty Trust	27,699	671,978
SandRidge Energy, Inc.	108,420	806,645
Scorpio Tankers, Inc.	1,271	12,468
Targa Resources Partners, L.P.	1,800	59,976
Teekay LNG Partners, L.P.	1,746	68,967
Toreador Resources Corporation	29,994	476,305
Tri-Valley Corporation	62,216	26,753
Uranerz Energy Corporation	1,038	5,211
Uranium Energy Corporation	629,008	3,289,712
USEC, Inc.	320,367	1,778,037
Verenium Corporation	28,634	86,761
W&T Offshore, Inc.	45,700	929,995
Western Refining, Inc.	2,428	29,573

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 4.0% (Continued)
World Fuel Services Corporation	25,600	$961,024
Zion Oil & Gas, Inc.	24,155	109,905
		49,487,741
Financials - 8.9%
Capital Markets - 0.5%
AllianceBernstein Holding, L.P.	300	6,354
Arlington Asset Investment Corporation	13,188	331,810
BGC Partners, Inc. - Class A	75,253	609,549
Cohen & Steers, Inc.	2,600	73,606
FBR Capital Markets Corporation	551	2,066
Federated Investors, Inc. - Class B	18,575	503,011
Fifth Street Finance Corporation	31,328	412,903
GFI Group, Inc.	100	512
Greenhill & Company, Inc.	24,800	1,721,616
Investment Technology Group, Inc.	24,830	457,617
LaBranche & Company, Inc.	867	3,260
Main Street Capital Corporation	19,546	381,929
Och-Ziff Capital Management Group, LLC	26,000	417,560
optionsXpress Holdings, Inc.	17,368	258,089
PennantPark Investment Corporation	20,636	249,696
Penson Worldwide, Inc.	140,307	667,861
SEI Investments Company	25,800	597,270
THL Credit, Inc.	200	2,556
		6,697,265
Commercial Banks - 4.4%
American National Bankshares, Inc.	1,100	22,627
Arrow Financial Corporation	100	2,268
Associated Banc-Corp	60	839
BancFirst Corporation	4,334	175,787
BancorpSouth, Inc.	70	1,095
BancTrust Financial Group, Inc.	800	2,232
Bank of the Ozarks, Inc.	64,150	2,766,789
Bar Harbor Bankshares	100	2,921
Boston Private Financial Holdings, Inc.	45,056	302,326
Bridge Bancorp, Inc.	2,800	63,560
Capital City Bank Group, Inc.	19,948	252,342
Capitol Bancorp Ltd.	12,354	3,583
CenterState Banks, Inc.	7,714	56,621
Central Pacific Financial Corporation	5,219	8,089
Chemical Financial Corporation	2,200	45,672
Citizens & Northern Corporation	200	3,128
Citizens Holding Company	301	6,139
Citizens Republic Bancorp, Inc.	100	63
City Bank	13,068	2,156
City Holding Company	79,481	2,765,939
City National Corporation	3	173
CoBiz Financial, Inc.	155,480	991,962
Columbia Banking Systems, Inc.	21,258	427,286

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 8.9% (Continued)
Commercial Banks - 4.4% (Continued)
Community Bank System, Inc.	110,862	$2,802,591
Community Trust Bancorp, Inc.	3,615	104,510
CVB Financial Corporation	514,689	4,261,625
First BanCorp (North Carolina)	2,322	34,900
First BanCorp (Puerto Rico)	137,521	691,728
First Busey Corporation	110,900	545,628
First Financial Bankshares, Inc.	49,682	2,450,316
First Horizon National Corporation	15,482	175,411
First Interstate BancSystem, Inc.	700	9,093
First Merchants Corporation	1,300	11,778
First Midwest Bancorp, Inc.	68,700	803,103
First South Bancorp, Inc.	1,687	9,785
FirstMerit Corporation	800	14,656
FNB Corporation	9,129	92,203
Frontier Financial Corporation	8,859	886
Glacier Bancorp, Inc.	252,700	3,565,597
Great Southern Bancorp, Inc.	18,459	404,252
Green Bankshares, Inc.	15,441	48,639
Hanmi Financial Corporation	50	66
Home Bancorp, Inc.	223	3,077
Huntington Bancshares, Inc.	700	5,068
IBERIABANK Corporation	28,600	1,622,192
Independent Bank Corporation	84,148	2,287,143
International Bancshares Corporation	77,205	1,464,579
Investors Bancorp, Inc	300	3,996
Lakeland Bancorp, Inc.	2,549	24,526
Macatawa Bank Corporation	707	3,040
Nara Bancorp, Inc.	4,629	45,179
National Bankshares, Inc.	309	8,899
National Penn Bancshares, Inc.	314	2,562
Old Second Bancorp, Inc.	44,084	69,212
Pacific Capital Bancorp	28	785
PacWest Bancorp	88,241	1,740,995
Park National Corporation	43,241	2,815,854
Penns Woods Bancorp, Inc.	83	3,230
Pinnacle Financial Partners, Inc.	26,366	362,796
PremierWest Bancorp	68,742	24,053
PrivateBancorp, Inc.	325	4,995
Renasant Corporation	61,078	952,206
Republic Bancorp, Inc. - Class A	6,937	132,427
S&T Bancorp, Inc.	125,867	2,750,194
S.Y. Bancorp, Inc.	6,016	146,760
Sandy Spring Bancorp, Inc.	12,877	247,238
SCBT Financial Corporation	10,322	321,221
Security Bank Corporation	32,973	33
Simmons First National Coporation - Class A	10,202	283,514
Southern Connecticut Bancorp, Inc.	200	872
Southside Bancshares, Inc.	18,035	386,310
StellarOne Corporation	3,978	57,800

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 8.9% (Continued)
Commercial Banks - 4.4% (Continued)
Sterling Financial Corporation	44,068	$785,292
Suffolk Bancorp	24,432	512,339
Taylor Capital Group, Inc.	40,676	417,743
TCF Financial Corporation	15,000	224,100
Texas Capital Bancshares, Inc.	81,972	1,999,297
Tompkins Financial Corporation	3,024	123,228
TowneBank	87,628	1,305,657
Trustmark Corporation	76,900	1,844,831
UMB Financial Corporation	9,487	385,647
United Bankshares, Inc.	38,579	1,087,928
United Security Bancshares	2,236	7,826
United Security Bancshares, Inc.	218	2,394
Valley National Bancorp	4,500	60,885
Washington Trust Bancorp, Inc.	2,812	56,240
WesBanco, Inc.	100	1,885
Westamerica Bancorporation	12,337	616,850
Western Alliance Bancorporation	361,637	2,712,277
Wilshire Bancorp, Inc.	210,000	1,348,200
Wintrust Financial Corporation	10,000	329,100
Zions Bancorporation	100	2,358
		53,525,197
Consumer Finance - 0.5%
Cash America International, Inc.	36,324	1,461,315
CompuCredit Holdings Corporation	55,324	334,157
First Cash Financial Services, Inc.	20,900	689,491
First Marblehead Corporation (The)	25,896	56,971
Green Dot Corporation - Class A	19,717	1,240,396
NetSpend Holdings, Inc.	2,300	32,890
World Acceptance Corporation	29,787	1,672,838
		5,488,058
Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	47,613	1,095,575
Interactive Brokers Group, Inc. - Class A	29,400	475,398
Life Partners Holdings, Inc.	332,379	3,430,151
NewStar Financial, Inc.	370	3,585
PHH Corporation	96,700	2,310,163
Portfolio Recovery Associates, Inc.	11,655	840,792
		8,155,664
Insurance - 0.9%
Ambac Financial Group, Inc.	89,956	18,711
American Equity Investment Life Holding Company	27,807	352,593
American International Group, Inc.	1,000	40,350
Arthur J. Gallagher & Company	2,400	71,232
Citizens, Inc.	50	357
Donegal Group, Inc. - Class A	100	1,295
eHealth, Inc.	248,939	3,012,162
First American Financial Corporation	12	186
Gerova Financial Group Ltd.	700	14,700
Hilltop Holdings, Inc.	8,930	87,603

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 8.9% (Continued)
Insurance - 0.9% (Continued)
MBIA, Inc.	34,140	$365,298
Montpelier Re Holdings Ltd.	17,000	337,450
National Financial Partners Corporation	139,100	1,763,788
Old Republic International Corporation	40	489
Phoenix Companies, Inc. (The)	554,485	1,419,482
ProAssurance Corporation	200	11,734
RLI Corporation	1,315	70,839
StanCorp Financial Group, Inc.	1,300	57,993
Stewart Information Services Corporation	165,489	1,888,229
Sun Life Financial, Inc.	100	3,150
Tower Group, Inc.	31,287	814,713
Willis Group Holdings plc	7,000	263,060
		10,595,414
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Company	1,100	28,116
Apollo Commercial Real Estate Finance, Inc.	37,571	617,292
Ashford Hospitality Trust, Inc.	15,837	154,411
Capital Trust, Inc. - Class A	78,877	145,134
CapLease, Inc.	231,853	1,279,829
CBL & Associates Properties, Inc.	102,100	1,741,826
Chimera Investment Corporation	200	840
Douglas Emmett, Inc.	9,300	171,399
Dupont Fabros Technology, Inc.	46,900	1,074,948
Equity Lifestyle Properties, Inc.	100	5,688
Extra Space Storage, Inc.	6,800	130,764
First Industrial Realty Trust, Inc.	8,988	91,857
Franklin Street Properties Corporation	100	1,499
Highwoods Properties, Inc.	1,100	36,047
iStar Financial, Inc.	466,036	3,695,665
LaSalle Hotel Properties	17,700	491,529
Liberty Property Trust	6,100	212,097
Monmouth Real Estate Investment Corporation - Class A	138	1,136
New York Mortgage Trust, Inc.	100	721
Parkway Properties, Inc.	65,445	1,106,020
Pebblebrook Hotel Trust	2,300	47,288
Pennsylvania Real Estate Investment Trust	114,603	1,565,477
Post Properties, Inc.	1,100	40,733
Redwood Trust, Inc.	9,100	136,227
Sun Communities, Inc.	35,109	1,162,810
Sunstone Hotel Investors, Inc.	1,400	14,294
Terreno Realty Corporation	100	1,783
UMH Properties, Inc.	73	761
		13,956,191
Real Estate Management & Development - 0.3%
China Housing & Land Development, Inc.	12,509	32,523
Forest City Enterprises, Inc.	200	3,382
St. Joe Company (The)	134,667	3,691,223
		3,727,128

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 8.9% (Continued)
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corporation	8,900	$126,736
BankAtlantic Bancorp, Inc.	181,583	181,583
Berkshire Hills Bancorporation, Inc.	14,837	315,138
BofI Holding, Inc.	32,647	493,296
Brookline Bancorp, Inc.	7,368	79,795
Dime Community Bancshares, Inc.	34,850	525,538
ESSA Bancorp, Inc.	7	88
Federal Agricultural Mortgage Corporation - Class C	67,081	1,035,731
First Financial Holdings, Inc.	7,944	82,300
First Niagara Financial Group, Inc.	2,800	38,864
FirstFed Financial Corporation	23,697	356
Guaranty Financial Group, Inc.	62,759	389
Home Federal Bancorp, Inc.	7,810	83,723
MGIC Investment Corporation	20,900	175,351
NASB Financial, Inc.	3,725	55,912
NewAlliance Bancshares, Inc.	8,311	124,249
Provident Financial Services, Inc.	28,169	412,676
Radian Group, Inc.	107,100	768,978
Territorial Bancorp, Inc.	300	5,787
Triad Guaranty, Inc.	9,250	2,220
TrustCo Bank Corporation	361,616	2,164,272
Westfield Financial, Inc.	700	5,936
		6,678,918
Health Care - 7.3%
Biotechnology - 1.9%
Aastrom Biosciences, Inc.	249,388	663,372
Accentia Biopharmaceuticals, Inc.	900	522
Acorda Therapeutics, Inc.	5,000	109,750
Aeterna Zentaris, Inc.	15,589	24,942
Affymax, Inc.	63,790	424,841
Alnylam Pharmaceuticals, Inc.	53,819	555,681
Amicus Therapeutics, Inc.	7	40
Amylin Pharmaceuticals, Inc.	43,900	710,302
ARCA biopharma, Inc.	1,600	5,056
Arena Pharmaceuticals, Inc.	62,480	98,718
Ariad Pharmaceuticals, Inc.	129,679	826,704
AspenBio Pharma, Inc.	1,316	816
AVI BioPharma, Inc.	66,100	143,107
BioCryst Pharmaceuticals, Inc.	48,813	201,110
BioMarin Pharmaceutical, Inc.	12,900	327,918
BioSpecifics Technologies Corporation	184	4,271
BioTime, Inc.	137,060	1,073,180
Cell Therapeutics, Inc.	524,206	183,472
CEL-SCI Corporation	21,600	14,904
Cepheid	57,400	1,363,824
Chelsea Therapeutics International Ltd.	111,590	665,076
China Biologic Products, Inc.	25,075	400,448
Cleveland BioLabs, Inc.	10,500	67,725
Clinical Data, Inc.	154	4,580

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Health Care - 7.3% (Continued)
Biotechnology - 1.9% (Continued)
Codexis, Inc.	1	$10
Cubist Pharmaceuticals, Inc.	100	2,194
Cyclacel Pharmaceuticals, Inc.	300	435
Cytori Therapeutics, Inc.	143,591	786,879
CytRx Corporation	2,279	1,832
DARA BioSciences, Inc.	700	2,576
EntreMed, Inc.	5,891	30,692
Enzon Pharmaceuticals, Inc.	76,866	860,899
Exelixis, Inc.	24,196	209,779
Genomic Health, Inc.	20,859	464,530
GenVec, Inc.	70,332	38,612
GTx, Inc.	257,159	735,475
Halozyme Therapeutics, Inc.	5,563	37,105
Hemispherx Biopharma, Inc.	41,460	20,431
Human Genome Sciences, Inc.	100	2,426
Idenix Pharmaceuticals, Inc.	76,448	339,429
ImmunoGen, Inc.	119,659	988,383
Immunomedics, Inc.	166	543
Incyte Corporation	2,312	34,079
Insmed, Inc.	4,880	2,856
InterMune, Inc.	11,100	414,807
Introgen Therapeutics, Inc.	45,612	46
Isis Pharmaceuticals, Inc.	1,202	10,938
Keryx Biopharmaceuticals, Inc.	83,591	334,364
MannKind Corporation	100,751	480,582
Marina Biotech, Inc.	2,100	2,163
Medivation, Inc.	71,798	1,010,916
Metabolix, Inc.	288,555	2,553,712
Momenta Pharmaceuticals, Inc.	61,577	787,570
Myriad Genetics, Inc.	800	15,968
Nanosphere, Inc.	1,634	5,980
Neuralstem, Inc.	17,580	34,281
NeurogesX, Inc.	6,837	36,031
Novavax, Inc.	271,449	586,330
Omeros Corporation	200	1,252
Opexa Therapeutics, Inc.	2,800	6,720
Orexigen Therapeutics, Inc.	222,575	2,023,207
Osiris Therapeutics, Inc.	29,566	195,431
PharmAthene, Inc.	1,100	3,553
Poniard Pharmaceuticals, Inc.	1,448	608
PROLOR Biotech, Inc.	1,005	5,879
Protalix BioTherapeutics, Inc.	97,440	948,091
RXi Pharmaceuticals Corporation	3,700	6,956
Savient Pharmaceuticals, Inc.	2,300	21,229
SciClone Pharmaceuticals, Inc.	140,540	550,917
SIGA Technologies, Inc.	80,159	919,825
StemCells, Inc.	42,743	39,691
ZIOPHARM Oncology, Inc.	4,584	26,748
		23,453,319

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Health Care - 7.3% (Continued)
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	6,385	$168,245
Abiomed, Inc.	3,272	32,066
Align Technology, Inc.	18,300	381,189
Antares Pharma, Inc.	73,332	113,665
BSD Medical Corporation	806,880	3,509,928
Conceptus, Inc.	116,815	1,577,587
CONMED Corporation	5,600	146,216
Delcath Systems, Inc.	243,612	2,304,569
DexCom, Inc.	17,995	253,819
Exactech, Inc.	8	133
Greatbatch, Inc.	64,820	1,526,511
HeartWare International, Inc.	267	24,834
Hologic, Inc.	20	398
ICU Medical, Inc.	59,290	2,315,867
Insulet Corporation	82,345	1,402,335
Invacare Corporation	51,729	1,429,790
Kensey Nash Corporation	61,530	1,489,026
Kinetic Concepts, Inc.	5,800	267,554
MAKO Surgical Corporation	112,761	1,750,051
Masimo Corporation	27,700	830,307
MELA Sciences, Inc.	1,317,912	3,558,362
Meridian Bioscience, Inc.	105,802	2,321,296
NuVasive, Inc.	110,100	3,076,744
NxStage Medical, Inc.	1,666	40,051
Quidel Corporation	190,110	2,581,694
Rockwell Medical Technologies, Inc.	2,107	19,722
RTI Biologics, Inc.	2,500	6,700
Shamir Optical Industry Ltd.	200	2,740
SonoSite, Inc.	5,092	170,887
Spectranetics Corporation (The)	347	1,596
Stereotaxis, Inc.	493,064	1,656,695
SurModics, Inc.	46,031	543,166
Synovis Life Technologies, Inc.	427	6,399
Thoratec Corporation	200	4,718
Unilife Corporation	21,100	102,335
Uroplasty, Inc.	100	520
Vermillion, Inc.	3,857	27,925
Volcano Corporation	15,600	409,656
Winner Medical Group, Inc.	269	1,520
		34,056,816
Health Care Providers & Services - 0.9%
Air Methods Corporation	53,272	2,729,657
Amedisys, Inc.	72,372	2,467,161
AmSurg Corporation	10,265	216,284
Bio-Reference Laboratories, Inc.	91,974	2,123,680
BioScrip, Inc.	2,545	13,183
Chemed Corporation	2,500	155,575
Cross Country Healthcare, Inc.	5,129	36,929
Emeritus Corporation	35,227	672,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Health Care - 7.3% (Continued)
Health Care Providers & Services - 0.9% (Continued)
Genoptix, Inc.	26,834	$669,777
HealthSpring, Inc.	12,200	370,758
HMS Holdings Corporation	6,000	386,040
MWI Veterinary Supply, Inc.	5,253	326,526
PSS World Medical, Inc.	23,700	564,771
RadNet, Inc.	943	3,432
		10,736,609
Health Care Technology - 0.2%
athenahealth, Inc.	56,465	2,424,607
iCad, Inc.	400	540
MedAssets, Inc.	9,200	180,596
Quality Systems, Inc.	21	1,677
		2,607,420
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.	191,969	931,050
Albany Molecular Research, Inc.	459	2,290
Apricus Biosciences, Inc.	500	1,940
Arrowhead Research Corporation	13,984	12,236
Complete Genomics, Inc.	8,000	60,640
Compugen Ltd.	4,145	21,678
eResearchTechnology, Inc.	13	84
Furiex Pharmaceuticals, Inc.	4,738	79,125
Pacific Biosciences of California, Inc.	10,258	162,076
PURE Bioscience	48,964	98,418
QIAGEN N.V.	5,414	99,888
Sequenom, Inc.	105,849	725,066
		2,194,491
Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.	427	1,268
Adolor Corporation	400	564
Angiotech Pharmaceuticals, Inc.	1,331	58
Aoxing Pharmaceutical Company, Inc.	700	1,505
Ardea Biosciences, Inc.	61,449	1,629,627
Auxilium Pharmaceuticals, Inc.	216,956	4,922,732
AVANIR Pharmaceuticals, Inc. - Class A	7,400	29,970
Biodel, Inc.	159,890	354,956
BioMimetic Therapeutics, Inc.	6,002	77,846
BMP Sunstone Corporation	50,624	503,203
Cadence Pharmaceuticals, Inc.	451,871	3,508,778
Generex Biotechnology Corporation	61,100	15,275
Hi-Tech Pharmacal Company, Inc.	19,255	439,399
Jiangbo Pharmaceuticals, Inc.	100	573
Labopharm, Inc.	136	116
MAP Pharmaceuticals, Inc.	13,344	205,164
NeoStem, Inc.	20,562	29,404
Oculus Innovative Sciences, Inc.	4,900	9,898
POZEN, Inc.	31,846	192,668
Questcor Pharmaceuticals, Inc.	3,835	59,289
Raptor Pharmaceutical Corporation	58,552	227,767

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Health Care - 7.3% (Continued)
Pharmaceuticals - 1.3% (Continued)
Repros Therapeutics, Inc.	266,882	$651,192
Somaxon Pharmaceuticals, Inc.	707,428	2,136,433
VIVUS, Inc.	122,221	1,093,878
XenoPort, Inc.	67,528	532,121
		16,623,684
Industrials - 8.6%
Aerospace & Defense - 0.4%
Arotech Corporation	1,100	1,782
Ascent Solar Technologies, Inc.	97,415	308,805
Astronics Corporation	557	12,867
CPI Aerostructures, Inc.	800	9,512
Curtiss-Wright Corporation	3,600	124,920
GenCorp, Inc.	209,841	1,076,484
HEICO Corporation	43,754	2,287,897
Herley Industries, Inc.	2,449	40,237
Hexcel Corporation	5,600	106,512
National Presto Industries, Inc.	1,205	154,264
Taser International, Inc.	169,778	711,370
		4,834,650
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.	1,775	90,188
Pacer International, Inc.	364,190	2,276,187
		2,366,375
Airlines - 0.8%
AirTran Holdings, Inc.	162,813	1,203,188
Allegiant Travel Company	95,352	4,437,682
Hawaiian Holdings, Inc.	144,971	1,071,336
JetBlue Airways Corporation	221,491	1,328,946
Republic Airways Holdings, Inc.	191,440	1,229,045
United Continental Holdings, Inc.	10	254
		9,270,451
Building Products - 0.4%
AAON, Inc.	80,001	2,154,427
American Woodmark Corporation	20,421	380,852
Ameron International Corporation	4,200	289,674
Apogee Enterprises, Inc.	29,705	379,927
Builders FirstSource, Inc.	215,884	479,262
Gilbraltar Industries, Inc.	356	3,927
Insteel Industries, Inc.	9,306	106,274
Trex Company, Inc.	46,045	1,071,928
USG Corporation	16,800	272,496
		5,138,767
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	4,900	125,930
ACCO Brands Corporation	12,918	106,057
Brink's Company (The)	5,300	143,100
Consolidated Graphics, Inc.	8,100	405,405
EnerNOC, Inc.	72,191	1,878,410

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Commercial Services & Supplies - 0.7% (Continued)
Higher One Holdings, Inc.	14,500	$275,790
Industrial Services of America, Inc.	30,165	390,637
InnerWorkings, Inc.	282,624	1,780,531
Interface, Inc.	19,573	318,061
Mine Safety Appliances Company	5,218	162,697
Mobile Mini, Inc.	148,797	3,041,411
RINO International Corporation	60,043	152,509
		8,780,538
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	16,337	207,970
Granite Construction, Inc.	107,486	2,777,438
Insituform Technologies, Inc. - Class A	63,519	1,747,408
Northwest Pipe Company	32,329	707,035
Orion Marine Group, Inc.	42,000	492,240
Shaw Group, Inc. (The)	7,800	294,606
		6,226,697
Electrical Equipment - 1.3%
A123 Systems, Inc.	135,177	1,224,704
Acuity Brands, Inc.	40,100	2,213,520
Advanced Battery Technologies, Inc.	85,690	319,624
Altair Nanotechnologies, Inc.	42,138	121,779
American Superconductor Corporation	83,060	2,265,046
Capstone Turbine Corporation	402,958	459,372
China BAK Battery, Inc.	177,841	361,017
China Electric Motor, Inc.	1,771	7,863
Encore Wire Corporation	88,729	1,991,522
Ener1, Inc.	710,196	2,734,255
Fushi Copperweld, Inc.	86,306	831,990
General Cable Corporation	300	11,103
Global Power Equipment Group, Inc.	2,400	56,136
Harbin Electric, Inc.	51,087	975,762
Hoku Corporation	16,317	40,629
Hubbell, Inc. - Class B	100	6,124
LGL Group, Inc.	100	2,201
Lihua International, Inc.	5,000	53,450
Medis Technologies Ltd.	20,819	418
Nexxus Lighting, Inc.	300	696
Ocean Power Technologies, Inc.	4,100	22,304
Polypore International, Inc.	8,100	390,015
PowerSecure International, Inc.	18,685	136,774
Satcon Technology Corporation	73	354
Valence Technology, Inc.	173,111	266,591
Woodward, Inc.	51,438	1,734,747
		16,227,996
Machinery - 2.5%
3D Systems Corporation	12,891	367,909
Albany International Corporation - Class A	42,314	954,181
Astec Industries, Inc.	48,310	1,454,131
Badger Meter, Inc.	43,398	1,778,884

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Machinery - 2.5% (Continued)
Barnes Group, Inc.	35,972	$712,965
Briggs & Stratton Corporation	176,263	3,519,972
China Fire & Security Group, Inc.	119,974	688,651
China Valves Technology, Inc.	205,649	1,501,238
CLARCOR, Inc.	100	4,318
Energy Recovery, Inc.	66,990	229,106
EnPro Industries, Inc.	10,081	418,462
Flow International Corporation	67,645	253,669
FreightCar America, Inc.	89,179	2,543,385
Gorman-Rupp Company (The)	25,696	816,619
Graco, Inc.	42,900	1,822,392
Greenbrier Companies, Inc.	3,792	89,757
Lindsay Corporation	44,464	2,893,717
Lydall, Inc.	79	632
Middleby Corporation (The)	23,105	1,890,220
PMFG, Inc.	753	12,334
Robbins & Myers, Inc.	12,501	519,166
Tecumseh Products Company - Class A	278	3,358
Titan International, Inc.	200,577	3,810,963
Toro Company (The)	48,127	2,927,084
Wabash National Corporation	45,800	520,288
Westinghouse Air Brake Technologies Corporation	3,143	170,351
Xerium Technologies, Inc.	21,976	434,026
		30,337,778
Marine - 0.2%
Kirby Corporation	48,855	2,283,483
Navios Maritime Partners, L.P.	13,926	268,493
TBS International plc - Class A	400	1,380
		2,553,356
Professional Services - 0.4%
Advisory Board Company (The)	100	4,946
CBIZ, Inc.	227,742	1,585,084
Corporate Executive Board Company (The)	17,200	668,392
CoStar Group, Inc.	33,883	1,906,935
Equifax, Inc.	1,442	51,508
Franklin Covey Company	9,600	75,168
Lightbridge Corporation	709	3,999
School Specialty, Inc.	55,152	719,734
Volt Information Sciences, Inc.	100	687
		5,016,453
Road & Rail - 0.2%
Dollar Thrifty Automotive Group, Inc.	13,473	653,710
Old Dominion Freight Line, Inc.	100	3,217
RailAmerica, Inc.	19,815	247,093
Werner Enterprises, Inc.	100	2,465
YRC Worldwide, Inc.	351,219	1,422,437
		2,328,922

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Trading Companies & Distributors - 1.0%
BlueLinx Holdings, Inc.	155	$563
GATX Corporation	67,607	2,247,933
Houston Wire & Cable Company	99,508	1,298,579
Titan Machinery, Inc.	186,834	4,526,988
United Rentals, Inc.	17,000	453,050
Watsco, Inc.	14,000	878,080
WESCO International, Inc.	40,800	2,286,840
Willis Lease Finance Corporation	43	568
		11,692,601
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corporation	700	434

Information Technology - 13.5%
Communications Equipment - 1.2%
Acme Packet, Inc.	15,900	855,102
ADTRAN, Inc.	46,900	1,928,997
Aruba Networks, Inc.	2,000	43,100
Aviat Networks, Inc.	81,253	421,703
Bel Fuse, Inc. - Class B	100	2,181
Calix, Inc.	12,612	205,576
CIENA Corporation	133,800	2,947,614
Digi International, Inc.	3,499	37,055
EMCORE Corporation	700	966
Emulex Corporation	9,530	108,737
InterDigital, Inc.	7,000	337,050
Ixia	13,114	206,283
Loral Space & Communications, Inc.	4	298
Meru Networks, Inc.	55,574	999,776
Motorola Solutions, Inc.	1	33
Netgear, Inc.	13,700	474,774
Oclaro, Inc.	18,600	258,168
Polycom, Inc.	43,500	1,907,475
SeaChange International, Inc.	44,865	371,482
Symmetricom, Inc.	11,405	70,825
Tekelec	30,400	348,840
Telestone Technologies Corporation	230,879	1,902,443
UTStarcom, Inc.	424,151	890,717
ZST Digital Networks, Inc.	1,500	8,550
		14,327,745
Computers & Peripherals - 1.1%
Avid Technology, Inc.	171,667	2,858,256
Cray, Inc.	49,457	369,691
Hutchinson Technology, Inc.	58,162	192,516
iGo, Inc.	78,210	261,221
Imation Corporation	99,939	1,009,384
Immersion Corporation	800	4,728
Intevac, Inc.	1,500	20,625
Novatel Wireless, Inc.	83,903	604,941
Qualstar Corporation	200	386

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Information Technology - 13.5% (Continued)
Computers & Peripherals - 1.1% (Continued)
SMART Technologies, Inc. - Class A	62,670	$590,352
Stratasys, Inc.	92,446	3,053,491
Synaptics, Inc.	142,270	4,049,004
		13,014,595
Electronic Equipment, Instruments & Components - 1.9%
Brightpoint, Inc.	66,638	604,740
Comverge, Inc.	3,434	21,291
Daktronics, Inc.	112,241	1,713,920
Digital Ally, Inc.	4,000	6,480
DTS, Inc.	31,411	1,407,841
Echelon Corporation	135,837	1,236,117
Electro Rent Corporation	6	89
eMagin Corporation	29,731	201,279
Funtalk China Holdings Ltd.	6,000	35,820
Itron, Inc.	9,200	533,784
L-1 Identity Solutions, Inc.	139,764	1,667,384
Maxwell Technologies, Inc.	44,227	796,086
Mercury Computer Systems, Inc.	583	11,007
Microvision, Inc.	478,852	905,030
MTS Systems Corporation	29,732	1,112,423
Netlist, Inc.	33,434	71,549
PC Connection, Inc.	60	531
Plexus Corporation	4,025	108,836
Power-One, Inc.	401,303	4,293,942
Pulse Electronics Corporation	102,668	524,633
RadiSys Corporation	89,404	756,358
Research Frontiers, Inc.	29,637	193,530
Sanmina-SCI Corporation	232,600	3,495,978
SMTC Corporation	8,550	28,984
Spectrum Control, Inc.	300	3,978
Superconductor Technologies, Inc.	2,400	3,672
SYNNEX Corporation	800	26,712
Tech Data Corporation	40,300	1,890,473
Tessco Technologies, Inc.	141	1,624
Universal Display Corporation	36,060	1,220,270
		22,874,361
Internet Software & Services - 1.9%
Ancestry.com, Inc.	1,400	49,840
Constant Contact, Inc.	158,975	4,449,710
DealerTrack Holdings, Inc.	64,840	1,281,563
Digital River, Inc.	49,218	1,562,179
GSI Commerce, Inc.	112,178	2,584,581
HSW International, Inc.	500	2,000
j2 Global Communications, Inc.	86,511	2,387,704
KIT digital, Inc.	153,133	2,110,173
Knot, Inc. (The)	138	1,529
Local.com Corporation	68,608	278,548
LogMeIn, Inc.	55,968	2,156,447
ModusLink Global Solutions, Inc.	28,856	176,887

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Information Technology - 13.5% (Continued)
Internet Software & Services - 1.9% (Continued)
Move, Inc.	47	$106
OpenTable, Inc.	12,700	998,474
QuinStreet, Inc.	44,334	997,958
Rackspace Hosting, Inc.	3,100	103,881
Saba Software, Inc.	13,412	87,312
SAVVIS, Inc.	15,106	464,812
SPS Commerce, Inc.	300	4,763
Stamps.com, Inc.	4,300	54,696
Support.com, Inc.	31,161	172,632
TechTarget, Inc.	210	1,543
Terremark Worldwide, Inc.	45,601	863,683
Travelzoo, Inc.	45,458	2,136,526
ValueClick, Inc.	3,800	53,238
Vistaprint N.V.	18,840	954,058
		23,934,843
IT Services - 0.8%
CACI International, Inc.	32,727	1,816,021
Cass Information Systems, Inc.	973	35,271
China Information Technology, Inc.	26,100	117,450
CSG Systems International, Inc.	18,240	354,768
DJSP Enterprises, Inc.	7,686	4,074
Echo Global Logistics, Inc.	91,677	1,065,287
Euronet Worldwide, Inc.	143,250	2,620,043
ExlService Holdings, Inc.	2,800	53,368
Heartland Payment Systems, Inc.	4,200	66,360
Jack Henry & Associates, Inc.	18,400	543,904
Lender Processing Services, Inc.	27,300	866,502
MoneyGram International, Inc.	22,500	55,575
Sapient Corporation	8,300	99,185
Stream Global Services, Inc.	907	3,283
Telvent GIT, S.A.	7,527	216,326
Unisys Corporation	50,700	1,436,331
VeriFone Systems, Inc.	600	23,964
Yucheng Technologies Ltd.	130	487
Zanett, Inc.	2,800	3,304
		9,381,503
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Analogic Technologies, Inc.	20,565	81,849
Aixtron S.E. - ADR	8,400	348,600
Cabot Microelectronics Corporation	67,979	3,066,533
Cavium Networks, Inc.	54,000	2,135,160
CEVA, Inc.	67,586	1,633,554
DayStar Technologies, Inc.	6,400	9,728
Energy Conversion Devices, Inc.	476,522	1,944,210
Entropic Communications, Inc.	51,278	562,520
FEI Company	9,037	246,258
FormFactor, Inc.	35,500	303,525
Hittite Microwave Corporation	200	11,956
Ikanos Communications, Inc.	1,500	1,800

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Information Technology - 13.5% (Continued)
Semiconductors & Semiconductor Equipment - 3.0% (Continued)
Intersil Corporation - Class A	6,900	$104,328
Kopin Corporation	579,488	2,352,721
LDK Solar Company Ltd.	139,532	1,745,545
MaxLinear, Inc. - Class A	47,713	532,477
Micrel, Inc.	106,600	1,427,374
Microsemi Corporation	8,670	194,988
Mindspeed Technologies, Inc.	132,186	927,946
MIPS Technologies, Inc.	63,690	791,030
MoSys, Inc.	500	2,900
NetLogic Microsystems, Inc.	17,282	602,451
NXP Semiconductors N.V.	1,700	43,758
Power Integrations, Inc.	58,600	2,164,098
QuickLogic Corporation	12,250	70,927
RF Micro Devices, Inc.	99,160	666,355
Rubicon Technology, Inc.	260,205	4,686,292
Semtech Corporation	400	8,734
Sigma Designs, Inc.	164,457	2,290,886
Silicon Laboratories, Inc.	45,100	2,006,048
SunPower Corporation - Class A	99,692	1,339,860
Supertex, Inc.	6,050	138,605
Veeco Instruments, Inc.	74,492	3,222,524
Volterra Semiconductor Corporation	44,900	1,115,765
Zoran Corporation	61,220	580,978
		37,362,283
Software - 3.6%
Actuate Corporation	5,700	31,635
Advent Software, Inc.	38,456	1,136,759
AsiaInfo Linkage, Inc.	4,600	98,716
Blackbaud, Inc.	2,926	76,925
Blackboard, Inc.	55,501	2,156,769
BroadSoft, Inc.	2,600	72,046
BSQUARE Corporation	5,699	50,094
Cadence Design Systems, Inc.	100	868
China TransInfo Technology Corporation	13,597	62,274
CommVault Systems, Inc.	22,200	685,758
Concur Technologies, Inc.	44,806	2,286,450
Digimarc Corporation	2,128	63,861
Ebix, Inc.	137,184	3,093,499
Fair Isaac Corporation	167,982	4,263,383
FalconStor Software, Inc.	16,000	58,000
Fortinet, Inc.	1,600	61,520
Fundtech Ltd.	100	1,722
Guidance Software, Inc.	100	697
JDA Software Group, Inc.	100	3,018
Lawson Software, Inc.	149,985	1,409,859
Magic Software Enterprises Ltd.	107,422	865,821
Manhattan Associates, Inc.	50,768	1,498,164
NetSuite, Inc.	66,030	1,778,188
Parametric Technology Corporation	75,400	1,676,142

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Information Technology - 13.5% (Continued)
Software - 3.6% (Continued)
Pegasystems, Inc.	58,600	$2,002,948
PROS Holdings, Inc.	27	270
Qlik Technologies, Inc.	3,300	76,593
Rosetta Stone, Inc.	81,025	1,524,080
S1 Corporation	400	2,576
Shanda Interactive Entertainment Ltd.	24,700	984,295
SolarWinds, Inc.	800	15,120
Sourcefire, Inc.	23,249	572,158
SuccessFactors, Inc.	19,500	567,840
Take-Two Interactive Software, Inc.	45,101	562,635
Taleo Corporation - Class A	200	5,892
THQ, Inc.	376,875	2,189,644
TIBCO Software, Inc.	1,700	37,366
TiVo, Inc.	579,500	5,603,765
Tyler Technologies, Inc.	135,919	2,820,319
Ultimate Software Group, Inc. (The)	42,709	2,075,658
VirnetX Holding Corporation	199,862	2,518,261
Wave Systems Corporation - Class A	396,288	1,513,820
		44,505,408
Materials - 4.3%
Chemicals - 2.3%
A. Schulman, Inc.	48,995	1,046,043
ADA-ES, Inc.	11,959	155,467
American Vanguard Corporation	71,939	596,374
Ampal-American Israel Corporation - Class A	4,312	9,271
Balchem Corporation	31,351	1,054,961
Calgon Carbon Corporation	2,100	29,946
Cereplast, Inc.	300	1,416
China Agritech, Inc.	171,646	1,855,493
China Green Agriculture, Inc.	284,231	2,310,798
Ecolab, Inc.	200	9,938
Ferro Corporation	21,992	339,117
Flotek Industries, Inc.	242,280	1,705,651
Hawkins, Inc.	39,941	1,568,483
Intrepid Potash, Inc.	25,596	925,039
Kraton Performance Polymers, Inc.	400	12,556
Kronos Worldwide, Inc.	65	2,849
Landec Corporation	7,823	48,972
NewMarket Corporation	5,400	685,044
Olin Corporation	18,416	358,560
OM Group, Inc.	2,500	90,450
Quaker Chemical Corporation	7,073	271,462
Senomyx, Inc.	59,782	355,703
Sensient Technologies Corporation	500	16,955
ShengdaTech, Inc.	53,971	225,059
Spartech Corporation	10,800	90,180
Stepan Company	35,049	2,541,754
STR Holdings, Inc.	232,478	4,249,698
Valspar Corporation (The)	45,100	1,685,387

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Chemicals - 2.3% (Continued)
Yongye International, Inc.	82,900	$588,590
ZAGG, Inc.	312,903	2,831,772
Zoltek Companies, Inc.	193,718	2,165,767
		27,828,755
Construction Materials - 0.4%
China Advanced Construction Materials Group, Inc.	111	484
Eagle Materials, Inc.	63,181	1,832,249
Texas Industries, Inc.	76,841	3,052,893
		4,885,626
Containers & Packaging - 0.1%
Boise, Inc.	171,401	1,540,895
Myers Industries, Inc.	7,062	64,547
		1,605,442
Metals & Mining - 1.3%
AMCOL International Corporation	88,203	2,639,034
Brigus Gold Corporation	156	250
Carpenter Technology Corporation	38,900	1,600,735
China Shen Zhou Mining & Resources, Inc.	163,849	927,385
Entrée Gold, Inc.	100	294
General Steel Holdings, Inc.	6,533	16,724
Gold Resource Corporation	13,109	298,230
Great Basin Gold Ltd.	17,700	47,082
Great Northern Iron Ore Properties	3,214	325,546
Gulf Resources, Inc.	90,088	860,340
Ivanhoe Mines Ltd.	500	13,815
Kaiser Aluminum Corporation	7,400	353,054
Mines Management, Inc.	600	1,824
Molycorp, Inc.	900	42,129
Northern Dynasty Minerals Ltd.	6,300	115,731
Olympic Steel, Inc.	84,792	2,320,757
Paramount Gold and Silver Corporation	700	2,345
Platinum Group Metals Ltd.	7,900	17,617
Polymet Mining Corporation	14,800	30,340
Puda Coal, Inc.	1,200	14,844
Rare Element Resources Ltd.	141,956	1,788,646
Richmont Mines, Inc.	500	2,175
RTI International Metals, Inc.	11,800	340,902
Seabridge Gold, Inc.	34,872	981,995
SinoCoking Coal and Coke Chemical Industries, Inc.	300	3,426
Tanzanian Royalty Exploration Corporation	163,227	1,049,550
Timberline Resources Corporation	600	528
Titanium Metals Corporation	22,900	431,665
Universal Stainless & Alloy Products, Inc.	326	10,432
Worthington Industries, Inc.	97,670	1,855,730
		16,093,125
Paper & Forest Products - 0.2%
Deltic Timber Corporation	18,260	1,095,417
Mercer International, Inc.	33,645	287,665

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Paper & Forest Products - 0.2% (Continued)
Neenah Paper, Inc.	9	$173
Orient Paper, Inc.	160,374	849,982
P.H. Glatfelter Company	2	24
Schweitzer-Mauduit International, Inc.	9,988	598,881
		2,832,142
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
8x8, Inc.	4,200	10,962
Alaska Communications Systems Group, Inc.	38,330	352,636
Atlantic Tele-Network, Inc.	2,866	107,045
Cbeyond, Inc.	158,896	2,327,826
IDT Corporation - Class B	3,415	78,648
Iridium Communications, Inc.	183,572	1,409,833
Level 3 Communications, Inc.	100	123
PAETEC Holding Corporation	178,298	704,277
Qwest Communications International, Inc.	100	713
Radcom Ltd.	2,726	34,484
tw telecom, inc.	658	11,285
VocalTec Communications Ltd.	13,593	271,724
		5,309,556
Wireless Telecommunication Services - 0.2%
Clearwire Corporation - Class A	37,600	198,904
FiberTower Corporation	110,934	410,456
Leap Wireless International, Inc.	66,400	928,272
USA Mobility, Inc.	19,358	330,634
		1,868,266
Utilities - 1.0%
Electric Utilities - 0.3%
Brookfield Infrastructure Partners, L.P.	24,636	535,094
El Paso Electric Company	2,100	56,595
Empire District Electric Company (The)	19,700	423,944
Otter Tail Corporation	25,400	575,818
Pinnacle West Capital Corporation	6,200	252,402
PNM Resources, Inc.	38,200	497,746
Portland General Electric Company	2,800	62,552
Unitil Corporation	4,128	90,816
Westar Energy, Inc.	48,600	1,239,300
		3,734,267
Gas Utilities - 0.2%
China Natural Gas, Inc.	132,509	687,722
New Jersey Resources Corporation	6,200	260,152
Northwest Natural Gas Company	400	17,824
Piedmont Natural Gas Company, Inc.	1,700	47,702
South Jersey Industries, Inc.	39,310	2,053,554
Star Gas Partners, L.P.	304	1,642
WGL Holdings, Inc.	6,700	241,602
		3,310,198

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Utilities - 1.0% (Continued)
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	600	$1,422
Dynegy, Inc.	118,806	747,289
Raser Technologies, Inc.	315,311	113,512
U.S. Geothermal, Inc.	1,500	1,860
		864,083
Multi-Utilities - 0.2%
Avista Corporation	19,600	443,940
Black Hills Corporation	44,405	1,376,999
CH Energy Group, Inc.	4,554	221,370
SCANA Corporation	1,400	59,178
Wisconsin Energy Corporation	100	6,029
		2,107,516
Water Utilities - 0.2%
Aqua America, Inc.	89,875	2,077,910
Cadiz, Inc.	24	284
Middlesex Water Company	300	5,334
SJW Corporation	7,037	171,984
		2,255,512

Total Common Stocks (Proceeds $783,208,977)		$779,946,234

EXCHANGE-TRADED FUNDS - 0.0%	Shares	Value
First Trust NASDAQ-100 Equal Weighted Index Fund (Proceeds $2,037)	100	$2,424

RIGHTS - 0.0%	Shares	Value
Zion Oil & Gas, Inc. (a) (Proceeds $1,902)	4,222	$–

WARRANTS - 0.0%	Shares	Value
American International Group, Inc. (Proceeds $16,008)	962	$13,968

Total Securities Sold Short - 63.6% (Proceeds $783,228,924)		$779,962,626

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $0 at January 31, 2011, representing 0.0% of net assets.

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 15.4%
Auto Components - 1.7%
Dorman Products, Inc. (a)	4,015	$129,162
Federal-Mogul Corporation (a)	6,200	146,072
Goodyear Tire & Rubber Company (The) (a)	3,400	40,392
Modine Manufacturing Company (a)	8,800	145,200
Motorcar Parts of America, Inc. (a)	11,712	168,653
Spartan Motors, Inc.	4,500	28,080
Standard Motor Products, Inc.	7,600	92,036
Stoneridge, Inc. (a)	1,600	23,600
		773,195
Distributors - 0.1%
LKQ Corporation (a)	1,800	43,488

Diversified Consumer Services - 0.6%
Collectors Universe, Inc.	600	8,310
DeVry, Inc.	700	36,477
ITT Educational Services, Inc. (a)	3,100	204,104
National American University Holdings, Inc.	3,800	25,726
		274,617
Hotels, Restaurants & Leisure - 2.5%
AFC Enterprises, Inc. (a)	9,801	146,035
Ameristar Casinos, Inc.	9,100	139,776
Churchill Downs, Inc.	2,400	99,384
Einstein Noah Restaurant Group, Inc. (a)	5,400	83,916
Frisch's Restaurants, Inc.	800	16,928
Krispy Kreme Doughnuts, Inc. (a)	14,200	93,010
Luby's, Inc. (a)	8,400	48,468
Marcus Corporation	4,902	58,089
Scientific Games Corporation (a)	6,300	65,016
Sonic Corporation (a)	10,400	99,736
Vail Resorts, Inc. (a)	1,900	91,295
Wendy's/Arby's Group, Inc. - Class A	38,600	186,438
		1,128,091
Household Durables - 2.1%
Harman International Industries, Inc. (a)	2,300	99,636
Helen of Troy Ltd. (a)	4,700	131,929
Jarden Corporation	4,100	138,990
Kid Brands, Inc. (a)	15,400	140,294
Leggett & Platt, Inc.	1,300	29,289
Sealy Corporation (a)	35,000	92,750
Tempur-Pedic International, Inc. (a)	4,900	213,836
Tupperware Brands Corporation	2,100	96,075
		942,799
Internet & Catalog Retail - 0.9%
drugstore.com, inc. (a)	61,100	107,841
Orbitz Worldwide, Inc. (a)	20,700	106,191
ValueVision Media, Inc. (a)	26,600	164,654
		378,686

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.4% (Continued)
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)	3,478	$55,718
Johnson Outdoors, Inc. - Class A (a)	700	10,654
Polaris Industries, Inc.	2,700	207,684
Smith & Wesson Holding Corporation (a)	22,780	80,869
		354,925
Media - 2.7%
Ascent Media Corporation - Class A (a)	2,600	98,904
Cinemark Holdings, Inc.	2,100	35,595
CKX, Inc. (a)	28,670	91,171
Clear Channel Outdoor Holdings, Inc. (a)	2,900	40,281
Global Traffic Network, Inc. (a)	10,700	114,811
Knology, Inc. (a)	6,400	93,632
Liberty Media, LLC - Starz Entertainment - Series A (a)	900	60,003
Lions Gate Entertainment Corporation (a)	6,600	40,920
Madison Square Garden, Inc. - Class A (a)	6,300	158,886
Mediacom Communications Corporation (a)	12,300	107,809
National CineMedia, Inc.	6,300	111,132
Playboy Enterprises, Inc. (a)	26,100	160,254
Scholastic Corporation	3,514	104,471
		1,217,869
Multiline Retail - 0.5%
Retail Ventures, Inc. (a)	10,100	152,308
Tuesday Morning Corporation (a)	17,200	85,140
		237,448
Specialty Retail - 2.8%
bebe stores, inc.	25,700	144,306
Big 5 Sporting Goods Corporation	1,300	16,484
Cato Corporation (The) - Class A	6,600	161,304
Christopher & Banks Corporation	29,800	170,158
Coldwater Creek, Inc. (a)	52,100	151,611
Kirkland's, Inc. (a)	1,800	23,841
New York & Company, Inc. (a)	23,800	133,042
Pier 1 Imports, Inc. (a)	9,400	88,078
Stein Mart, Inc. (a)	17,200	134,762
Wet Seal, Inc. (The) - Class A (a)	41,994	143,619
Zumiez, Inc. (a)	2,500	58,050
		1,225,255
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	8,800	202,576
Quiksilver, Inc. (a)	18,300	81,801
		284,377
Consumer Staples - 3.9%
Beverages - 0.6%
Central European Distribution Corporation (a)	4,300	98,642
Coca-Cola Bottling Company Consolidated	3,000	162,060
		260,702
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	4,100	180,154

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Staples - 3.9% (Continued)
Food & Staples Retailing - 1.2% (Continued)
Ingles Markets, Inc. - Class A	3,500	$67,795
PriceSmart, Inc.	4,100	149,609
Susser Holdings Corporation (a)	7,800	112,476
Village Super Market, Inc. - Class A	1,300	40,833
		550,867
Food Products - 1.3%
Corn Products International, Inc.	2,205	101,717
Imperial Sugar Company	8,400	100,632
Omega Protein Corporation (a)	14,488	118,222
Pilgrim's Pride Corporation (a)	20,400	142,392
Seneca Foods Corporation - Class A (a)	1,600	44,480
Snyder's-Lance, Inc.	3,200	66,368
		573,811
Personal Products - 0.8%
Inter Parfums, Inc.	5,797	103,418
Prestige Brands Holdings, Inc. (a)	6,600	72,864
Revlon, Inc. (a)	17,474	170,197
		346,479
Energy - 5.3%
Energy Equipment & Services - 1.5%
Allis-Chalmers Energy, Inc. (a)	24,200	183,436
Dresser-Rand Group, Inc. (a)	3,800	174,648
Gulf Island Fabrication, Inc.	950	25,726
OYO Geospace Corporation (a)	1,400	134,162
Vantage Drilling Company (a)	83,333	154,999
		672,971
Oil, Gas & Consumable Fuels - 3.8%
Approach Resources, Inc. (a)	2,901	77,370
Atlas Energy, Inc. (a)	700	31,010
CAMAC Energy, Inc. (a)	29,100	52,089
Clayton Williams Energy, Inc. (a)	1,900	168,435
Crimson Exploration, Inc. (a)	28,100	119,425
CVR Energy, Inc. (a)	11,100	192,252
Endeavour International Corporation (a)	5,000	62,400
Energy Partners Ltd. (a)	9,993	160,787
Evolution Petroleum Corporation (a)	3,700	27,269
Gastar Exploration Ltd. (a)	17,098	71,983
GeoResources, Inc. (a)	3,900	107,796
Gulfport Energy Corporation (a)	7,400	177,156
Southern Union Company	2,900	77,488
Teekay Tankers Ltd. - Class A	4,800	57,360
VAALCO Energy, Inc. (a)	19,400	141,232
Warren Resources, Inc. (a)	30,000	167,400
		1,691,452
Financials - 19.3%
Capital Markets - 2.4%
Apollo Investment Corporation	3,400	40,103
BlackRock Kelso Capital Corporation	8,900	102,350

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Capital Markets - 2.4% (Continued)
Calamos Asset Management, Inc. - Class A	12,400	$190,712
Hercules Technology Growth Capital, Inc.	12,600	132,300
HFF, Inc. - Class A (a)	11,200	141,232
Kohlberg Capital Corporation	5,100	36,006
MCG Capital Corporation	14,200	96,560
NGP Capital Resources Company	5,400	49,086
TICC Capital Corporation	8,300	102,007
Virtus Investment Partners, Inc. (a)	1,900	91,713
Waddell & Reed Financial, Inc. - Class A	1,800	65,016
		1,047,085
Commercial Banks - 2.2%
Bank of Hawaii Corporation	1,600	74,992
Banner Corporation	79,213	186,943
CapitalSource, Inc.	21,400	165,208
Center Financial Corporation (a)	5,400	39,690
East West Bancorp, Inc.	4,000	86,840
First Horizon National Corporation	1	2
Pacific Capital Bancorp (a)	6,608	185,222
Popular, Inc. (a)	24,000	77,040
Suffolk Bancorp	2,707	56,766
Sun Bancorp, Inc. (a)	2,100	8,694
Tower Bancorp, Inc.	2,087	47,229
Wilmington Trust Corporation	9,200	40,296
		968,922
Consumer Finance - 0.8%
Advance America, Cash Advance Centers, Inc.	17,900	109,548
EZCORP, Inc. - Class A (a)	3,600	96,840
World Acceptance Corporation (a)	2,300	129,168
		335,556
Diversified Financial Services - 0.7%
Compass Diversified Holdings, Inc.	3,000	51,780
Encore Capital Group, Inc. (a)	5,500	125,125
MarketAxess Holdings, Inc.	3,900	78,507
PICO Holdings, Inc. (a)	2,300	71,254
		326,666
Insurance - 4.3%
American Financial Group, Inc.	2,400	78,072
American National Insurance Company	2,000	166,760
American Safety Insurance Holdings Ltd. (a)	2,289	45,917
CNA Surety Corporation (a)	4,400	105,732
Eastern Insurance Holdings, Inc.	200	2,598
Erie Indemnity Company - Class A	1,590	105,608
First Mercury Financial Corporation	7,000	115,150
FPIC Insurance Group, Inc. (a)	1,215	43,449
Hanover Insurance Group, Inc. (The)	1,600	75,680
HCC Insurance Holdings, Inc.	2,000	60,560
Horace Mann Educators Corporation	5,100	88,128
Infinity Property & Casualty Corporation	2,300	137,402

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Insurance - 4.3% (Continued)
Maiden Holdings Ltd.	4,800	$38,400
Meadowbrook Insurance Group, Inc.	5,947	56,437
Mercer Insurance Group, Inc.	3,048	85,496
Mercury General Corporation	4,200	178,290
Presidential Life Corporation	6,500	61,620
Transatlantic Holdings, Inc.	2,900	149,205
Unitrin, Inc.	5,800	156,078
Universal Insurance Holdings, Inc.	31,616	171,359
		1,921,941
Real Estate Investment Trusts (REIT) - 6.5%
Brandywine Realty Trust	4,100	47,560
Cogdell Spencer, Inc.	24,500	148,225
CommonWealth REIT	6,125	163,354
Dynex Capital, Inc.	14,002	149,541
Education Realty Trust, Inc.	24,773	193,229
FelCor Lodging Trust, Inc. (a)	15,700	110,371
Glimcher Realty Trust	8,100	71,361
Government Properties Income Trust	6,200	160,580
Gramercy Capital Corporation (a)	55,600	196,268
Hersha Hospitality Trust	6,200	40,858
Hospitality Properties Trust	3,500	87,045
Inland Real Estate Corporation	3,300	30,624
Invesco Mortgage Capital, Inc.	6,200	138,694
Mack-Cali Realty Corporation	4,000	140,080
PS Business Parks, Inc.	2,800	162,988
Saul Centers, Inc.	3,231	152,988
Senior Housing Properties Trust	7,000	156,940
Sovran Self Storage, Inc.	2,800	107,632
Starwood Property Trust, Inc.	7,953	179,022
Strategic Hotels & Resorts, Inc. (a)	10,700	58,957
Two Harbors Investment Corporation	18,213	183,041
U-Store-It Trust	18,300	176,778
Winthrop Realty Trust	3,300	40,590
		2,896,726
Real Estate Management & Development - 0.5%
Howard Hughes Corporation (a)	2,900	145,812
Kennedy-Wilson Holdings, Inc. (a)	8,334	87,924
		233,736
Thrifts & Mortgage Finance - 1.9%
BankFinancial Corporation	1,300	11,856
Capitol Federal Financial, Inc.	12,600	153,594
Fox Chase Bancorp, Inc. (a)	8,037	98,775
Northwest Bancshares, Inc.	3,400	39,831
Roma Financial Corporation	2,900	29,522
TFS Financial Corporation	14,200	138,450
TrustCo Bank Corporation	2,600	15,561
ViewPoint Financial Group	8,900	112,807
Washington Federal, Inc.	9,500	164,255

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Thrifts & Mortgage Finance - 1.9% (Continued)
WSFS Financial Corporation	1,900	$85,310
		849,961
Health Care - 13.9%
Biotechnology - 2.4%
Achillion Pharmaceuticals, Inc. (a)	25,100	111,695
Cepheid (a)	6,300	149,688
Curis, Inc. (a)	10,000	27,700
Dynavax Technologies Corporation (a)	12,300	36,900
Inhibitex, Inc. (a)	30,599	69,613
MannKind Corporation (a)	14,600	69,642
Martek Biosciences Corporation (a)	4,300	135,063
OncoGenex Pharmaceutical, Inc. (a)	5,400	85,590
OPKO Health, Inc. (a)	28,789	112,277
Spectrum Pharmaceuticals, Inc. (a)	11,700	70,200
Talecris Biotherapeutics Holdings Corporation (a)	7,000	171,500
Zalicus, Inc. (a)	23,000	45,310
		1,085,178
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	13,000	111,280
AtriCure, Inc. (a)	500	5,500
BSD Medical Corporation (a)	37,600	163,560
Cantel Medical Corporation	1,500	31,935
Cardiovascular Systems, Inc. (a)	13,000	153,660
CryoLife, Inc. (a)	7,800	39,546
Endologix, Inc. (a)	13,800	80,454
Haemonetics Corporation (a)	1,700	100,878
Hill-Rom Holdings, Inc.	3,810	154,191
Immucor, Inc. (a)	6,600	130,482
Integra LifeSciences Holdings Corporation (a)	1,500	69,570
Merit Medical Systems, Inc. (a)	8,100	119,637
Solta Medical, Inc. (a)	4,600	12,650
TomoTherapy, Inc. (a)	5,100	17,034
		1,190,377
Health Care Providers & Services - 4.8%
Alliance HealthCare Services, Inc. (a)	31,700	132,823
Assisted Living Concepts, Inc. - Class A (a)	2,300	75,716
Catalyst Health Solutions, Inc. (a)	900	39,060
Community Health Systems, Inc. (a)	2,400	84,288
Continucare Corporation (a)	11,906	48,457
Corvel Corporation (a)	3,100	156,488
Emergency Medical Services Corporation (a)	2,300	155,250
Ensign Group, Inc. (The)	7,100	171,536
Five Star Quality Care, Inc. (a)	23,523	147,254
Hanger Orthopedic Group, Inc. (a)	6,300	129,465
Health Management Associates, Inc. - Class A (a)	6,400	58,240
Health Net, Inc. (a)	4,900	139,797
Magellan Health Services, Inc. (a)	3,100	150,071
National Research Corporation	200	6,020
Rural/Metro Corporation (a)	8,221	114,601

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Health Care Providers & Services - 4.8% (Continued)
Select Medical Holdings Corporation (a)	22,000	$148,280
Team Health Holdings, Inc. (a)	6,200	95,852
Tenet Healthcare Corporation (a)	16,900	112,385
Universal American Corporation (a)	7,900	159,501
		2,125,084
Health Care Technology - 1.3%
Computer Programs & Systems, Inc.	2,900	150,510
Emdeon, Inc. - Class A (a)	11,200	164,528
HealthStream, Inc. (a)	4,799	33,401
Omnicell, Inc. (a)	4,800	66,888
SXC Health Solutions Corporation (a)	3,400	163,574
		578,901
Life Sciences Tools & Services - 1.0%
Bruker Corporation (a)	2,300	40,250
Covance, Inc. (a)	3,500	197,330
PerkinElmer, Inc.	6,800	173,944
Pharmaceutical Product Development, Inc.	2,000	58,280
		469,804
Pharmaceuticals - 1.7%
Columbia Laboratories, Inc. (a)	61,868	139,822
Cornerstone Therapeutics, Inc. (a)	5,300	30,846
Eurand N.V. (a)	12,600	150,570
Impax Laboratories, Inc. (a)	5,500	127,710
Inspire Pharmaceuticals, Inc. (a)	9,610	37,959
ISTA Pharmaceuticals, Inc. (a)	22,100	125,307
Lannett Company, Inc. (a)	26,732	139,808
		752,022
Industrials - 14.1%
Aerospace & Defense - 1.4%
American Science & Engineering, Inc.	900	78,300
Cubic Corporation	3,900	190,125
DigitalGlobe, Inc. (a)	2,300	70,633
Esterline Technologies Corporation (a)	2,700	192,186
Global Defense Technology & Systems, Inc. (a)	5,600	92,176
LMI Aerospace, Inc. (a)	799	14,961
		638,381
Air Freight & Logistics - 1.0%
Dynamex, Inc. (a)	5,100	126,939
Hub Group, Inc. - Class A (a)	1,700	59,126
Park-Ohio Holdings Corporation (a)	5,100	104,856
UTi Worldwide, Inc.	6,800	148,920
		439,841
Airlines - 0.3%
Copa Holdings, S.A. - Class A	2,300	129,375

Building Products - 0.3%
NCI Building Systems, Inc. (a)	8,600	114,122

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 14.1% (Continued)
Commercial Services & Supplies - 1.1%
Casella Waste Systems, Inc. (a)	6,400	$51,328
Copart, Inc. (a)	2,200	86,350
G&K Services, Inc.	4,503	141,079
M&F Worldwide Corporation (a)	4,495	108,464
UniFirst Corporation	700	39,032
US Ecology, Inc.	4,810	81,097
		507,350
Construction & Engineering - 0.8%
Chicago Bridge & Iron Company N.V. (a)	3,000	98,670
Dycom Industries, Inc. (a)	3,800	61,066
Layne Christensen Company (a)	1,300	41,054
Tutor Perini Corporation (a)	3,100	70,401
URS Corporation (a)	1,700	75,565
		346,756
Electrical Equipment - 0.8%
Advanced Battery Technologies, Inc. (a)	5,100	19,023
Babcock & Wilcox Company (The) (a)	2,200	64,350
Preformed Line Products Company	2,086	127,475
Thomas & Betts Corporation (a)	3,200	164,448
		375,296
Machinery - 3.9%
Alamo Group, Inc.	1,515	39,314
Altra Holdings, Inc. (a)	7,000	146,370
Cascade Corporation	3,400	160,038
CIRCOR International, Inc.	1,700	68,663
Crane Company	4,100	182,081
Hurco Companies, Inc. (a)	2,016	51,267
L.B. Foster Company - Class A (a)	1,000	39,750
Lincoln Electric Holdings, Inc.	2,400	162,528
Mueller Industries, Inc.	5,100	166,770
NN, Inc. (a)	12,200	159,942
Sauer-Danfoss, Inc. (a)	4,800	137,520
Snap-on, Inc.	1,300	73,619
Trimas Corporation (a)	8,956	170,522
Twin Disc, Inc.	5,212	169,755
		1,728,139
Marine - 0.5%
Excel Maritime Carriers Ltd. (a)	8,600	38,958
Horizon Lines, Inc.	34,900	172,755
International Shipholding Corporation	446	11,177
		222,890
Professional Services - 1.1%
Acacia Research Corporation (a)	1,600	39,040
Administaff, Inc.	1,900	53,808
CBIZ, Inc. (a)	11,200	77,952
Heidrick & Struggles International, Inc.	2,700	72,333
Korn/Ferry International (a)	4,500	105,300
Mistras Group, Inc. (a)	1,700	24,293

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 14.1% (Continued)
Professional Services - 1.1% (Continued)
School Specialty, Inc. (a)	3,400	$44,370
TrueBlue, Inc. (a)	2,400	40,944
Volt Information Sciences, Inc. (a)	6,100	41,907
		499,947
Road & Rail - 1.4%
AMERCO (a)	1,800	163,818
Marten Transport Ltd.	5,700	121,467
Patriot Transportation Holding, Inc. (a)	147	4,156
Quality Distribution, Inc. (a)	14,700	135,093
USA Truck, Inc. (a)	600	7,200
Werner Enterprises, Inc.	8,200	202,130
		633,864
Trading Companies & Distributors - 1.5%
Aceto Corporation	2,800	24,108
Aircastle Ltd.	12,680	134,662
Beacon Roofing Supply, Inc. (a)	5,000	90,800
CAI International, Inc. (a)	7,550	143,752
DXP Enterprises, Inc. (a)	1,200	26,136
RSC Holdings, Inc. (a)	17,300	206,908
Textainer Group Holdings Ltd.	1,300	40,300
		666,666
Information Technology - 19.9%
Communications Equipment - 3.5%
Alliance Fiber Optic Products, Inc. (a)	9,500	176,225
Anaren, Inc. (a)	4,585	94,176
Black Box Corporation	1,100	38,709
Brocade Communications Systems, Inc. (a)	14,200	80,088
EchoStar Corporation - Class A (a)	6,089	165,925
EMS Technologies, Inc. (a)	2,617	47,970
Finisar Corporation (a)	4,000	133,200
Harmonic, Inc. (a)	4,800	40,512
JDS Uniphase Corporation (a)	6,000	101,820
Occam Networks, Inc. (a)	600	5,130
Opnext, Inc. (a)	34,700	64,542
Sonus Networks, Inc. (a)	50,770	139,618
Sycamore Networks, Inc. (a)	7,300	152,278
Tollgrade Communications, Inc. (a)	9,751	90,489
Westell Technologies, Inc. - Class A (a)	66,700	206,770
		1,537,452
Computers & Peripherals - 0.4%
Diebold, Inc.	1,400	42,924
Electronics for Imaging, Inc. (a)	2,700	40,446
NCR Corporation (a)	4,800	78,720
		162,090
Electronic Equipment, Instruments & Components - 3.1%
AVX Corporation	11,550	181,104
Cognex Corporation	4,700	147,298
DDi Corporation	9,100	102,512

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 19.9% (Continued)
Electronic Equipment, Instruments & Components - 3.1% (Continued)
Electro Rent Corporation	2,500	$36,900
Ingram Micro, Inc. - Class A (a)	9,600	189,504
IPG Photonics Corporation (a)	900	31,185
LeCroy Corporation (a)	14,689	191,691
Molex, Inc.	7,800	203,970
Newport Corporation (a)	4,600	80,730
Park Electrochemical Corporation	3,580	109,047
Vishay Precision Group, Inc. (a)	5,000	92,750
		1,366,691
Internet Software & Services - 2.3%
Dice Holdings, Inc. (a)	13,100	171,086
Digital River, Inc. (a)	6,500	206,050
EasyLink Services International Corporation - Class A (a)	15,394	61,576
Keynote Systems, Inc.	11,100	193,473
NaviSite, Inc. (a)	7,300	29,200
Openwave Systems, Inc. (a)	7,300	14,819
Vistaprint N.V. (a)	4,000	202,560
Web.com Group, Inc. (a)	15,800	148,520
		1,027,284
IT Services - 2.1%
Cardtronics, Inc. (a)	8,500	145,265
CIBER, Inc. (a)	8,800	40,128
DST Systems, Inc.	3,900	185,484
Dynamics Research Corporation (a)	1,791	24,125
Genpact Ltd. (a)	2,000	30,260
Global Cash Access Holdings, Inc. (a)	35,900	109,495
iGATE Corporation	2,600	40,040
PRGX Global, Inc. (a)	8,700	54,288
Syntel, Inc.	3,200	178,464
TeleTech Holdings, Inc. (a)	6,300	134,883
Virtusa Corporation (a)	600	9,660
		952,092
Office Electronics - 0.3%
Zebra Technologies Corporation - Class A (a)	3,900	151,710

Semiconductors & Semiconductor Equipment - 4.7%
Amtech Systems, Inc. (a)	3,100	79,391
Axcelis Technologies, Inc. (a)	40,522	140,611
AXT, Inc. (a)	3,900	42,237
Brooks Automation, Inc. (a)	9,900	116,226
Cirrus Logic, Inc. (a)	9,800	206,094
Cohu, Inc.	4,200	62,748
Conexant Systems, Inc. (a)	14,300	29,887
DSP Group, Inc. (a)	3,300	24,717
Entegris, Inc. (a)	5,300	40,545
Fairchild Semiconductor International, Inc. (a)	11,700	208,260
GSI Technology, Inc. (a)	13,200	121,440

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 19.9% (Continued)
Semiconductors & Semiconductor Equipment - 4.7% (Continued)
LTX-Credence Corporation (a)	12,900	$114,358
MKS Instruments, Inc. (a)	3,500	100,485
Photronics, Inc. (a)	14,345	94,534
PMC-Sierra, Inc. (a)	14,700	114,954
Rudolph Technologies, Inc. (a)	3,900	39,234
Silicon Image, Inc. (a)	6,000	41,160
Spansion, Inc. - Class A (a)	8,900	176,932
Teradyne, Inc. (a)	12,400	206,832
Tessera Technologies, Inc. (a)	2,300	39,836
Varian Semiconductor Equipment Associates, Inc. (a)	1,900	84,455
		2,084,936
Software - 3.5%
Ariba, Inc. (a)	7,300	205,057
Aspen Technology, Inc. (a)	6,100	86,315
Callidus Software, Inc. (a)	27,800	173,750
DemandTec, Inc. (a)	6,500	78,325
Epicor Software Corporation (a)	2,900	30,044
Guidance Software, Inc. (a)	1,705	11,884
Interactive Intelligence, Inc. (a)	6,160	201,617
Monotype Imaging Holdings, Inc. (a)	12,800	143,808
Novell, Inc. (a)	29,100	175,182
OPNET Technologies, Inc.	5,262	150,440
Radiant Systems, Inc. (a)	9,600	175,200
SS&C Technologies Holdings, Inc. (a)	7,200	130,104
		1,561,726
Materials - 4.6%
Chemicals - 2.3%
Cabot Corporation	4,400	190,300
Cytec Industries, Inc.	3,600	196,344
H.B. Fuller Company	10,300	234,737
KMG Chemicals, Inc.	3,500	59,605
LSB Industries, Inc. (a)	500	15,060
OMNOVA Solutions, Inc. (a)	21,200	149,036
RPM International, Inc.	8,100	189,783
		1,034,865
Construction Materials - 0.1%
Headwaters, Inc. (a)	10,500	55,230

Containers & Packaging - 1.4%
AEP Industries, Inc. (a)	800	22,152
Aptargroup, Inc.	1,000	48,060
Graham Packaging Company, Inc. (a)	10,300	179,529
Greif, Inc. - Class A	1,651	104,095
Packaging Corporation of America	5,600	158,200
Temple-Inland, Inc.	5,000	119,950
		631,986
Metals & Mining - 0.8%
Globe Specialty Metals, Inc.	9,800	179,928

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Metals & Mining - 0.8% (Continued)
Golden Minerals Company (a)	5,400	$105,840
Haynes International, Inc.	800	38,976
		324,744
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Hughes Communications, Inc. (a)	3,212	195,996
SureWest Communications (a)	7,794	85,422
Towerstream Corporation (a)	15,200	62,624
Vonage Holdings Corporation (a)	33,600	110,208
		454,250
Utilities - 1.4%
Electric Utilities - 0.1%
NV Energy, Inc.	3,000	43,110

Gas Utilities - 0.5%
Energen Corporation	1,600	89,440
Southwest Gas Corporation	1,100	40,964
UGI Corporation	2,600	81,510
		211,914
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	16,800	69,552

Multi-Utilities - 0.4%
Vectren Corporation	6,100	161,589

Water Utilities - 0.3%
American States Water Company	4,300	146,200

Total Common Stocks (Cost $41,665,356)		$44,019,039

MONEY MARKET FUNDS - 0.2%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $106,712)	106,712	$106,712

Total Investments at Value - 99.0% (Cost $41,772,068)		$44,125,751

Other Assets in Excess of Liabilities - 1.0%		442,560

Net Assets - 100.0%		$44,568,311

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2011 (Unaudited)

1. Securities valuation

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund (the “Funds”) are valued at their fair values as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of January 31, 2011:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,135,461,755	$58,023	$-	$1,135,519,778
Common Stocks - Sold Short	(779,946,234)	-	-	(779,946,234)
Corporate Bonds	-	19	-	19
Closed-End Funds	45,797,328	-	-	45,797,328
Exchange-Traded Funds	598,795	-	-	598,795
Exchange-Traded Funds - Sold Short	(2,424)	-	-	(2,424)
Rights	-	20,038	-	20,038
Warrants - Sold Short	(13,968)	-	-	(13,968)
Money Market Funds	40,212,649	-	-	40,212,649
Total	$442,107,901	$78,080	-	$442,185,981

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$44,019,039	$-	$-	$44,019,039
Money Market Funds	106,712	-	-	106,712
Total	$44,125,751	$-	$-	$44,125,751

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended January 31, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of January 31, 2011.

2. Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2011:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$506,512,985	$41,914,523
Gross unrealized appreciation	$74,751,961	$3,139,595
Gross unrealized depreciation	(139,078,965)	(928,367)
Net unrealized appreciation (depreciation)	$(64,327,004)	$2,211,228

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	April 1, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	April 1, 2011

* Print the name and title of each signing officer under his or her signature.